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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Certified Financial

Semi-annual Report
June 30, 2017

ULTRA SERIES FUND

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Core Bond Fund

High Income Fund

Diversified Income Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

International Stock Fund

Ultra Series Fund | June 30, 2017

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677.

Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

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Ultra Series Fund | June 30, 2017

Economic Overview and Market Outlook

The six-month period end marked the tenth anniversary of the beginning of the Financial Crisis, which ended with risk assets advancing to record levels. The S&P 500® returned 9.34%, the Russell Midcap® returned 7.99% and the MSCI EAFE® advanced 13.81% during the six-month period. Although the Federal Reserve (Fed) again voted to raise short-term interest rates, bond indices advanced as longer-term interest rates fell, and coupled with interest income, produced strong returns. The BofA Merrill Lynch U.S. High Yield Constrained Index advanced 4.90% and the Bloomberg Barclays Aggregate Index gained 2.27% for the six-month period.

June 2007 marked the beginning of events that led to what is now known as the Great Recession, an event that triggered great economic chaos and led to unprecedented central bank intervention. The collapse of two Bear Stearns hedge funds (exposed to sub-prime credit derivatives) in June 2007 marked the start of trouble. By August 2007, the Fed reversed its tightening course as contagion led to disarray in the money-markets and equity markets. By March 2008, Bear Stearns was forced to merge with JP Morgan, and Lehman Brothers was bankrupt by September 2008. Equity markets reached their low point in March 2009 as central-banks engaged in unprecedented monetary stimulus which included not only cutting interest rates (in some cases to negative levels) but also the buying of financial assets (better known as quantitative easing or QE).

Ten years later, investors are happily counting their regained fortunes as central banks now weigh options on how to withdraw the “morphine drip” from the financial markets - which have seemingly become addicted to easy central bank policies (low interest rates, along with unprecedented asset purchases by the central banks). Make no mistake, many of these policies likely prevented a complete collapse of the economic system and a depression-like scenario from occurring. Meanwhile, as investors are feeling no pain, the economy continues to limp along with modest growth (first quarter GDP up 1.4%) and high optimism as asset values continue to stretch. Perhaps, nowhere has this optimism been more apparent than in the Technology sector, with the “Fab Five” (Facebook, Amazon, Apple, Microsoft and Google parent, Alphabet) contributing an outsized portion of the S&P 500 Index’s return during the first half of 2017.

On the economic front, the most positive economic news seems to be “soft” data – sentiment, consumer confidence and other surveys which ask about future intention to spend. Actual “hard” economic data – measureable data based upon actions - has been harder to come by and, in-fact, has been well below expectations. Similar to the past eight years, the data hasn’t been extremely weak, it’s just been weak relative to expectations and presumably what’s priced in the equity market. Although the equity market has been signaling optimism, the bond market has been pricing a very different scenario. Despite the Fed raising short-term interest rates in March and June, the 10-year Treasury yield reached a low of 2.13% in June, its lowest level since November 10, 2016. This flattening of the yield curve (the declining difference between short and long-term interest rates) typically implies that economic expansion is slowing and the “hard” data seems to be confirming it. One plausible explanation for this disconnect is that if we remain in a stable, low-growth, low-inflation environment for an extended period of time, interest rates will remain low and in-turn risk assets (even with lower expected returns) will look attractive compared to bond yields.

This conundrum between the bond and stock market (and between “soft” and “hard” economic data) leads us to believe that the low levels of volatility in the market may not persist. Elevated stock valuations and weakening economic data along with high expectations and high optimism create a recipe for higher volatility in the future. Although lofty valuations (along with stock prices) may continue longer than justified, we believe investors should prepare for more modest returns. With this backdrop we believe stocks of lower-risk, higher-quality companies along with shorter-duration, higher-quality bonds will allow investors to continue to participate in the market, while providing some shelter should volatility return to more typical levels.

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Ultra Series Fund | June 30, 2017

Review of Period (unaudited)

ALLOCATION FUNDS SUMMARY

The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (the “Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”). The Funds will be diversified among a number of asset classes and their allocation among Underlying Funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.

•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds. Although actual allocations may vary, as of June 30, 2017, the Fund’s asset allocation was:

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Alternative Funds	2.3%
Bond Funds	58.8%
Foreign Stock Funds	12.5%
Money Market Funds	4.0%
Stock Funds	22.3%
Net Other Assets and Liabilities	0.1%

PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned 5.19% for the period, outperforming the Conservative Allocation Fund Custom Index return of 5.09%. The Fund lagged its peers as measured by the Morningstar Allocation – 30% to 50% Equity Category, which advanced 5.51%.

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds. Although actual allocations may vary, as of June 30, 2017, the Fund’s asset allocation was:

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Alternative Funds	2.3%
Bond Funds	32.3%
Foreign Stock Funds	21.5%
Money Market Funds	5.4%
Stock Funds	39.0%
Net Other Assets and Liabilities	(0.5)%

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2017

PERFORMANCE DISCUSSION

The Ultra Series Moderate Allocation Fund (Class I) returned 7.22% for the period, beating its blended benchmark, the Moderate Allocation Fund Custom Index, which returned 7.14%. The Fund also beat its Morningstar peer group as the Allocation – 50% to 70% Equity Category, which returned an average of 7.19%.

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds. Although actual allocations may vary, as of June 30, 2017, the Fund’s asset allocation was:

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Alternative Funds	2.1%
Bond Funds	12.4%
Foreign Stock Funds	28.8%
Money Market Funds	5.0%
Stock Funds	52.2%
Net Other Assets and Liabilities	(0.5)%

PERFORMANCE DISCUSSION

The Ultra Series Aggressive Allocation Fund (Class I) returned 8.82% for the period, beating its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned 8.80%. The Fund outperformed its Morningstar Allocation – 70% to 85% Equity Category peer group, which averaged an 8.60% return.

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DESCRIPTION

The Ultra Series Core Bond Fund (Class I) returned 2.06% for the period, moderately trailing the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which advanced 2.27%. The Morningstar Intermediate-Term Bond peer group gained 2.59% for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Asset Backed Securities	2.4%
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.6%
Corporate Notes and Bonds	31.9%
Long Term Municipal Bonds	5.6%
Mortgage Backed Securities	27.6%
U.S. Government and Agency Obligations	24.6%
Short-Term Investments	1.9%
Net Other Assets and Liabilities	1.2%

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund (Class I) returned 4.29% during the period, lagging the Bank of America Merrill Lynch U.S. High Yield Constrained Index 4.90% return. The Fund

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2017

also trailed its Morningstar High Yield Bond category peer group, which returned 4.55%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Consumer Discretionary†	28.0%
Consumer Staples	5.0%
Energy	8.4%
Financials	6.0%
Health Care	6.2%
Industrials	16.1%
Information Technology	5.5%
Materials	5.7%
Telecommunication Services	4.6%
Utilities	3.7%
Bond Funds	1.5%
Short-Term Investments	8.6%
Net Other Assets and Liabilities	0.7%

† Consumer Discretionary includes securities in the following industries: Advertising; Auto Parts & Equipment; Entertainment; Leisure Time; Lodging; Media and Retail.

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or asset-backed) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts (“ADRs”) and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets. The balance between the two strategies of the Fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSIONS

The Ultra Series Diversified Income Fund (Class I) advanced 5.14% for the period, lagging its blended index (50% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned 5.81%. The Fund’s designated Morningstar peer group, the Allocation – 50% to 70% Equity category, averaged a 7.19% return for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Asset Backed Securities	0.9%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	0.9%
Common Stocks	59.3%
Corporate Notes and Bonds	13.6%
Long Term Municipal Bonds	2.8%
Mortgage Backed Securities	10.0%
U.S. Government and Agency Obligations	8.8%
Short-Term Investments	2.0%
Net Other Assets and Liabilities	0.4%

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries.

PERFORMANCE DISCUSSIONS

The Ultra Series Large Cap Value Fund (Class I) returned 4.60% for the period, slightly trailing its benchmark, the Russell 1000® Value Index, which advanced 4.66%. The

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2017

Fund underperformed its Morningstar peer group, Large Value category, which showed a 5.54% return.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Consumer Discretionary	7.7%
Consumer Staples	1.2%
Energy	10.5%
Financials†	25.8%
Health Care	8.3%
Industrials	12.6%
Information Technology	10.4%
Materials	8.6%
Real Estate	4.3%
Telecommunication Services	4.4%
Utilities	4.4%
Short-Term Investments	2.8%
Net Other Assets and Liabilities	(1.0)%

†Financials includes securities in the following industries: Capital Markets; Commercial Banks; Diversified Financial Services; and Insurance.

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the Fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the Fund may invest in less established companies that may offer more rapid growth potential. The Fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Growth Fund (Class I) returned 10.99% for the period, trailing its benchmark, the Russell 1000® Growth Index, which returned 13.99%. The Fund lagged its peer group, Morningstar Large Growth category, which averaged a return of 15.56% over the same period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Consumer Discretionary	17.8%
Consumer Staples	9.2%
Energy	1.3%
Financials	7.3%
Health Care	22.0%
Industrials	6.5%
Information Technology†	31.2%
Real Estate	1.9%
Short-Term Investments	2.8%
Net Other Assets and Liabilities	0.0%

†Informatiom Technology includes securities in the following industries: Communications Equipment; Computers & Peripherals; Electronic Equipment, Instruments & Components; Internet Software & Services; IT Services and Software.

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE DISCUSSION

The Ultra Series Mid Cap Fund (Class I) returned 5.45% for the period, underperforming its benchmark, the Russell Midcap® Index, which showed a 7.99% return. The Fund underperformed its peer group, the Morningstar Mid-Cap Growth category, whose average return was 13.77%.

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2017

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

Consumer Discretionary	22.8%
Consumer Staples	1.2%
Energy	1.0%
Financials	21.1%
Health Care	9.8%
Industrials	16.0%
Information Technology	6.7%
Materials	6.8%
Real Estate	4.7%
Short-Term Investments	9.9%
Net Other Assets and Liabilities	0.0%

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

The Ultra Series International Stock Fund (Class I) returned 11.82% for the period, trailing the 13.81% return of the MSCI EAFE Index (net). The Fund underperformed its peer group, with the Morningstar Foreign Large Blend Category averaging a 14.58% return.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17

United Kingdom	22.8%
Japan	17.4%
France	10.7%
Jersey	4.7%
Canada	4.3%
Switzerland	4.1%
Sweden	3.9%
Germany	3.5%
Ireland	3.5%
Netherlands	3.5%
United States	3.1%
Belgium	2.6%
Denmark	2.4%
Norway	2.4%
Italy	1.6%
Finland	1.5%
Singapore	1.5%
Taiwan	1.4%
Luxembourg	1.3%
Australia	1.0%
Brazil	1.0%
Spain	1.0%
Turkey	0.7%
Philippines	0.0%
Net Other Assets and Liabilities	0.1%

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2017

BENCHMARK DESCRIPTIONS

ALLOCATION FUND CUSTOM INDEXES*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bloomberg Barclays US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 20% Bloomberg Barclays US Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI ACWI ex-USA Index (net). See market index descriptions below.

HYBRID FUND CUSTOM INDEXES*

The Custom Blended Index consists of 50% S&P 500® Index and 50% of Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index. See market indexes’ descriptions below.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

MARKET INDEXES

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

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The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

© Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Past performance is no guarantee of future results.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

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Ultra Series Fund | June 30, 2017

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%

Alternative Funds - 2.3%
SPDR Gold Shares *	27,975	$3,301,609

Bond Funds - 58.8%
Baird Aggregate Bond Fund Institutional Shares	577,270	6,269,156
iShares 20+ Year Treasury Bond ETF	27,145	3,396,382
iShares 7-10 Year Treasury Bond ETF	107,521	11,462,814
iShares Intermediate Credit Bond ETF	6,633	728,171
iShares TIPS Bond Fund ETF	18,984	2,153,355
Madison Core Bond Fund Class Y (A)	3,510,125	35,066,148
Madison Corporate Bond Fund Class Y (A)	886,851	10,260,870
RidgeWorth Seix Floating Rate High Income Fund Institutional Shares	1,331,177	11,594,554
Vanguard Short-Term Corporate Bond ETF	50,916	4,075,317

		85,006,767

Foreign Stock Funds - 12.5%
iShares MSCI Eurozone ETF	80,592	3,249,872
Vanguard FTSE All-World ex-U.S. ETF	198,411	9,926,502
Vanguard FTSE Emerging Markets ETF	17,924	731,837
Vanguard FTSE Europe ETF	54,546	3,007,667
WisdomTree Japan Hedged Equity Fund	23,555	1,224,860

		18,140,738

Money Market Funds - 4.0%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	5,756,129	5,756,129

Stock Funds - 22.3%
iShares Core S&P Mid-Cap ETF	8,386	1,458,745
Madison Dividend Income Fund Class Y (A)	406,790	10,015,167
Madison Investors Fund Class Y (A)	465,202	10,173,959
Madison Mid Cap Fund Class Y (A)	311,333	2,907,847
Vanguard Financials ETF	12,311	770,053
Vanguard Growth ETF	24,185	3,072,463
Vanguard Health Care ETF	10,552	1,555,048
Vanguard Information Technology ETF	10,462	1,473,468
Vanguard Value ETF	7,734	746,795

		32,173,545

TOTAL INVESTMENTS - 99.9% (Cost $136,307,010**)		144,378,788
NET OTHER ASSETS AND LIABILITIES - 0.1%		118,794

TOTAL NET ASSETS - 100.0%		$144,497,582

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $136,679,125.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

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Ultra Series Fund | June 30, 2017

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.5%

Alternative Funds - 2.3%
SPDR Gold Shares *	48,869	$5,767,519

Bond Funds - 32.3%
Baird Aggregate Bond Fund Institutional Shares	252,273	2,739,685
iShares 20+ Year Treasury Bond ETF	45,393	5,679,572
iShares 7-10 Year Treasury Bond ETF	93,161	9,931,894
iShares Intermediate Credit Bond ETF	16,628	1,825,422
iShares TIPS Bond Fund ETF	10,755	1,219,940
Madison Core Bond Fund Class Y (A)	4,318,357	43,140,391
Madison Corporate Bond Fund Class Y (A)	437,539	5,062,324
RidgeWorth Seix Floating Rate High Income Fund Institutional Shares	1,197,394	10,429,304

		80,028,532

Foreign Stock Funds - 21.5%
iShares MSCI Eurozone ETF	214,961	8,668,302
Vanguard FTSE All-World ex-U.S. ETF	553,042	27,668,691
Vanguard FTSE Emerging Markets ETF	60,842	2,484,179
Vanguard FTSE Europe ETF	179,253	9,884,011
WisdomTree Japan Hedged Equity Fund	86,824	4,514,848

		53,220,031

Money Market Funds - 5.4%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	13,464,506	13,464,506

Stock Funds - 39.0%
Energy Select Sector SPDR Fund	9,053	587,721
iShares Core S&P Mid-Cap ETF	31,996	5,565,704
Madison Dividend Income Fund Class Y (A)	1,126,082	27,724,139
Madison Investors Fund Class Y (A)	1,281,052	28,016,616
Madison Large Cap Value Fund Class Y (A)	531,893	7,808,191
Madison Mid Cap Fund Class Y (A)	810,446	7,569,563
Vanguard Financials ETF	20,869	1,305,356
Vanguard Growth ETF	53,135	6,750,270
Vanguard Health Care ETF	36,273	5,345,552
Vanguard Information Technology ETF	39,833	5,610,080
Vanguard Value ETF	1,401	135,281

		96,418,473

TOTAL INVESTMENTS - 100.5% (Cost $222,602,086**)		248,899,061
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(1,303,129)

TOTAL NET ASSETS - 100.0%		$247,595,932

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $223,538,283.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

11

Ultra Series Fund | June 30, 2017

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.5%

Alternative Funds - 2.1%
SPDR Gold Shares *	15,312	$1,807,122

Bond Funds - 12.4%
iShares 20+ Year Treasury Bond ETF	6,996	875,339
iShares 7-10 Year Treasury Bond ETF	5,959	635,289
iShares Intermediate Credit Bond ETF	5,892	646,824
Madison Core Bond Fund Class Y (A)	841,003	8,401,620

		10,559,072

Foreign Stock Funds - 28.8%
iShares MSCI Eurozone ETF	98,928	3,989,272
Vanguard FTSE All-World ex-U.S. ETF	239,886	12,001,497
Vanguard FTSE Emerging Markets ETF	31,252	1,276,019
Vanguard FTSE Europe ETF	84,928	4,682,930
WisdomTree Japan Hedged Equity Fund	47,015	2,444,780

		24,394,498

Money Market Funds - 5.0%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	4,261,802	4,261,802

Stock Funds - 52.2%
Energy Select Sector SPDR Fund	6,544	424,836
iShares Core S&P Mid-Cap ETF	19,619	3,412,725
Madison Dividend Income Fund Class Y (A)	450,887	11,100,836
Madison Investors Fund Class Y (A)	514,497	11,252,054
Madison Large Cap Value Fund Class Y (A)	290,727	4,267,869
Madison Mid Cap Fund Class Y (A)	459,862	4,295,108
Vanguard Financials ETF	7,103	444,293
Vanguard Growth ETF	28,088	3,568,300
Vanguard Health Care ETF	18,678	2,752,577
Vanguard Information Technology ETF	19,108	2,691,171
Vanguard Value ETF	489	47,218

		44,256,987

TOTAL INVESTMENTS - 100.5% (Cost $73,373,884**)		85,279,481
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(399,907)

TOTAL NET ASSETS - 100.0%		$84,879,574

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $73,641,664.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

12

Ultra Series Fund | June 30, 2017

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 2.4%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.008%, 9/21/30	$652,045	$652,523
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	500,000	500,170
CarMax Auto Owner Trust, Series 2014-1, Class B, 1.69%, 8/15/19	510,000	510,100
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	1,000,000	999,878
Chase Issuance Trust, Series 2017-A1, Class A (B), 1.459%, 1/18/22	500,000	501,650
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	525,000	528,762
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (C), 3.12%, 10/15/19	206,945	207,553
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	238,320	238,934

Total Asset Backed Securities
(Cost $4,159,754)		4,139,570
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,621,890	302,918
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	394,291
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	537,849
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	585,058	654,500
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	459,591	462,320
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	821,668	837,551
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	3,390,234	302,683
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,452,264	421,884

Total Collateralized Mortgage
Obligations (Cost $3,931,418)		3,913,996

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (B), 5.65%, 6/11/50	272,408	272,902
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B), 1205%, 1/25/23	10,659,769	512,522
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B), 0.767%, 1/25/22	24,104,179	607,541
FREMF Mortgage Trust, Series 2011-K702, Class B (B) (C), 4.931%, 4/25/44	750,000	762,039
FREMF Mortgage Trust, Series 2012-K708, Class B (B) (C), 3.883%, 2/25/45	1,000,000	1,022,714
FREMF Mortgage Trust, Series 2013-K502, Class B (B) (C), 2.499%, 3/25/45	400,000	399,503
FREMF Mortgage Trust, Series 2011-K701, Class C (B) (C), 4.395%, 7/25/48	1,000,000	1,004,627

Total Commercial Mortgage-Backed
Securities (Cost $4,701,238)		4,581,848

CORPORATE NOTES AND BONDS - 31.9%
Consumer Discretionary - 6.2%
Advance Auto Parts Inc, 4.5%, 12/1/23	1,000,000	1,061,307
Charter Communications Operating LLC / Charter Communications Operating Capital Corp, 4.464%, 7/23/22	800,000	852,373
ERAC USA Finance LLC (C), 6.7%, 6/1/34	500,000	620,955
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,012,852
GameStop Corp. (C), 6.75%, 3/15/21	200,000	207,800
General Motors Financial Co. Inc., 3.2%, 7/6/21	750,000	758,430
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	269,761
Harman International Industries Inc, 4.15%, 5/15/25	400,000	415,803
Lennar Corp., 4.75%, 4/1/21	500,000	530,000
Lowe’s Cos. Inc., 2.5%, 4/15/26	500,000	480,611
Marriott International Inc, 3.125%, 6/15/26	400,000	392,413
McDonald’s Corp., MTN, 4.875%, 12/9/45	400,000	445,946
Newell Brands Inc., 4.2%, 4/1/26	800,000	849,430
Omnicom Group Inc., 3.6%, 4/15/26	750,000	754,615
Priceline Group Inc./The, 3.65%, 3/15/25	300,000	307,850
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	506,132
Sirius XM Radio Inc. (C), 6%, 7/15/24	350,000	371,875
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	512,500
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	600,000	598,732

		10,949,385

Consumer Staples - 3.4%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,128,641
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	850,000	812,164
CVS Health Corp., 4.75%, 12/1/22	1,060,000	1,161,858
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,146,395
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,000,000	979,334
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	393,349
Tyson Foods Inc., 3.55%, 6/2/27	300,000	303,500

		5,925,241

See accompanying Notes to Financial Statements.

13

Ultra Series Fund | June 30, 2017

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Energy - 2.7%
Antero Resources Corp., 5.625%, 6/1/23	$300,000	$303,750
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	1,075,184
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	548,402
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	772,351
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	419,455
Marathon Oil Corp., 2.7%, 6/1/20	750,000	743,381
Marathon Petroleum Corp., 2.7%, 12/14/18	400,000	403,051
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	466,929

		4,732,503

Financials - 9.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	400,000	410,852
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,000,000	1,046,715
Air Lease Corp., 3.875%, 4/1/21	500,000	521,562
Air Lease Corp., 3.75%, 2/1/22	700,000	730,474
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	394,887
Bank of Montreal, MTN (D), 1.9%, 8/27/21	1,000,000	981,335
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	252,813
Boston Properties L.P., 2.75%, 10/1/26	1,000,000	944,171
Brookfield Finance Inc. (D), 4.25%, 6/2/26	500,000	513,539
Capital One Financial Corp., 2.5%, 5/12/20	400,000	401,733
CBOE Holdings Inc., 3.65%, 1/12/27	500,000	504,302
Discover Bank, 3.45%, 7/27/26	400,000	386,878
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	750,000	844,405
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	497,348
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	1,006,670
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	894,732
Liberty Mutual Group Inc. (C), 4.25%, 6/15/23	1,000,000	1,063,885
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,034,118
Nasdaq Inc., 3.85%, 6/30/26	100,000	101,466
Old Republic International Corp., 3.875%, 8/26/26	500,000	499,756
Raymond James Financial Inc., 3.625%, 9/15/26	300,000	300,273
Regions Bank, 2.25%, 9/14/18	250,000	251,015
Regions Financial Corp., 3.2%, 2/8/21	750,000	766,808
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,129,837
Synchrony Financial, 337%, 8/4/26	400,000	386,020
TD Ameritrade Holding Corp., 3.3%, 4/1/27	400,000	399,496

		16,265,090

Health Care - 1.6%
AbbVie Inc., 4.45%, 5/14/46	300,000	309,659
Actavis Funding SCS (D), 4.55%, 3/15/35	435,000	464,287
Becton Dickinson and Co., 2.894%, 6/6/22	500,000	501,563
Forest Laboratories LLC (C), 5%, 12/15/21	250,000	272,951
HCA Inc., 3.75%, 3/15/19	500,000	510,000
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	746,518

		2,804,978

Industrials - 2.2%
CRH America Inc. (C), 3.875%, 5/18/25	300,000	311,766
Equifax Inc., 2.3%, 6/1/21	400,000	397,254
Fortive Corp., 2.35%, 6/15/21	225,000	223,699
International Lease Finance Corp., 8.875%, 9/1/17	400,000	404,379
Masco Corp., 4.375%, 4/1/26	650,000	693,355
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,443,612
United Rentals North America Inc., 4.625%, 7/15/23	350,000	363,387

		3,837,452

Information Technology - 3.8%
Activision Blizzard Inc., 3.4%, 6/15/27	400,000	398,638
Analog Devices Inc., 5.3%, 12/15/45	600,000	687,240
Apple Inc., 2.25%, 2/23/21	500,000	503,314
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,054,931
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,047,300
Dell International LLC / EMC Corp. (C), 8.35%, 7/15/46	250,000	322,646
Fidelity National Information Services Inc., 3%, 8/15/26	475,000	459,950
Fiserv Inc., 2.7%, 6/1/20	300,000	303,535
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	300,000	317,063
NVIDIA Corp., 2.2%, 9/16/21	250,000	247,213
Oracle Corp., 4%, 7/15/46	750,000	757,420
Visa Inc., 3.15%, 12/14/25	500,000	507,633

		6,606,883

Real Estate - 1.6%
Boston Properties L.P., 3.65%, 2/1/26	450,000	455,376
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	491,982
Iron Mountain Inc. (C), 4.375%, 6/1/21	350,000	363,125
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,067,212
WP Carey Inc., 4.25%, 10/1/26	400,000	404,246

		2,781,941

See accompanying Notes to Financial Statements.

14

Ultra Series Fund | June 30, 2017

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Telecommunication Services - 0.8%
Verizon Communications Inc., 3.45%, 3/15/21	$500,000	$517,309
Verizon Communications Inc., 5.15%, 9/15/23	626,000	695,353
Verizon Communications Inc., 4.4%, 11/1/34	300,000	297,257

		1,509,919
Utilities - 0.3%
Duke Energy Corp, 3.75%, 9/1/46	650,000	617,484

Total Corporate Notes and Bonds
(Cost $54,142,816)		56,030,876

LONG TERM MUNICIPAL BONDS - 5.6%
General - 5.6%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,104,900
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	1,000,000	1,084,030
Kansas Development Finance Authority Revenue, 6.6%, 10/1/39	500,000	549,065
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,108,840
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,301,950
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	541,355
Oklahoma Development Finance Authority Revenue, 3.75%, 6/1/36	500,000	481,260
Palomar Community College District, General Obligation, 7.194%, 8/1/45	1,000,000	1,150,950
State of Iowa Revenue, 6.75%, 6/1/34	1,000,000	1,086,760
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	824,688
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	500,000	565,370

		9,799,168

Total Long Term Municipal Bonds
(Cost $9,770,482)		9,799,168

MORTGAGE BACKED SECURITIES - 27.6%
Fannie Mae - 17.9%
3.5%, 5/1/28 Pool # AL3678	195,254	204,104
3.5%, 8/1/29 Pool # MA2003	1,088,991	1,133,861
3%, 9/1/30 Pool # 890696	1,519,131	1,560,249
3%, 12/1/30 Pool # AL8924	631,198	648,721
2.5%, 5/1/31 Pool # AS7117	1,075,941	1,083,175
7%, 11/1/31 Pool # 607515	28,563	32,031
3%, 2/1/32 Pool # AL9867	579,647	595,336
6.5%, 3/1/32 Pool # 631377	34,455	38,109
7%, 5/1/32 Pool # 644591	10,087	10,899
6.5%, 6/1/32 Pool # 545691	334,535	379,002
5.5%, 11/1/33 Pool # 555880	438,176	490,608
7%, 7/1/34 Pool # 792636	37,987	39,320
4%, 2/1/35 Pool # MA2177	1,713,631	1,818,360
5%, 8/1/35 Pool # 829670	448,364	491,890
5%, 9/1/35 Pool # 820347	687,423	765,641
5%, 9/1/35 Pool # 835699	555,236	618,689
3.5%, 12/1/35 Pool # MA2473	1,182,795	1,231,728
5%, 12/1/35 Pool # 850561	196,204	214,903
5.5%, 10/1/36 Pool # 901723	526,669	588,402
6.5%, 10/1/36 Pool # 894118	335,807	377,213
6%, 11/1/36 Pool # 902510	515,374	593,718
6%, 10/1/37 Pool # 947563	558,555	634,399
6.5%, 8/1/38 Pool # 987711	1,092,519	1,268,296
4%, 1/1/41 Pool # AB2080	1,635,428	1,732,204
4.5%, 7/1/41 Pool # AB3274	667,524	722,666
5.5%, 7/1/41 Pool # AL6588	1,411,993	1,582,609
4%, 9/1/41 Pool # AJ1406	1,212,798	1,279,126
3.5%, 6/1/42 Pool # AO4136	1,779,132	1,835,671
4%, 6/1/42 Pool # MA1087	455,958	480,967
3.5%, 8/1/42 Pool # AP2133	793,321	818,339
3.5%, 9/1/42 Pool # AB6228	1,401,813	1,445,681
4%, 10/1/42 Pool # AP7363	1,079,617	1,138,415
3.5%, 3/1/43 Pool # AT0310	852,196	879,153
4%, 1/1/45 Pool # AS4257	300,342	317,305
4.5%, 2/1/45 Pool # MA2193	1,179,015	1,266,170
3.5%, 8/1/45 Pool # AS5645	816,846	839,471
3.5%, 11/1/45 Pool # BA4907	660,182	678,468
3.5%, 12/1/45 Pool # AS6309	367,499	377,678
4.5%, 10/1/46 Pool # MA2783	160,811	172,512
4%, 12/1/46 Pool # BD2379	477,795	502,504
3%, 1/1/47 Pool # BE0108	483,423	484,537

		31,372,130

Freddie Mac - 9.6%
4.5%, 2/1/25 Pool # J11722	241,086	254,768
4.5%, 5/1/25 Pool # J12247	443,832	471,653
8%, 6/1/30 Pool # C01005	14,494	17,241
2.5%, 3/1/31 Pool # G18590	409,749	412,388
7%, 3/1/31 Pool # C48129	55,201	56,413
5.5%, 11/1/34 Pool # A28282	828,971	935,004
5.5%, 1/1/37 Pool # G04593	257,107	287,451
5%, 10/1/39 Pool # G60465	2,070,389	2,264,042
4%, 10/1/41 Pool # Q04092	777,986	824,131
3%, 9/1/42 Pool # C04233	2,352,139	2,360,893
3%, 4/1/43 Pool # V80025	2,134,438	2,142,934
3%, 4/1/43 Pool # V80026	2,086,550	2,094,851
3.5%, 8/1/44 Pool # Q27927	689,236	711,113
3%, 7/1/45 Pool # G08653	841,520	840,245
3.5%, 8/1/45 Pool # Q35614	1,258,092	1,295,367
3%, 10/1/46 Pool # G60722	888,202	888,551
4%, 3/1/47 Pool # Q46801	989,501	1,042,561

		16,899,606

See accompanying Notes to Financial Statements.

15

Ultra Series Fund | June 30, 2017

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - continued

Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	$61,798	$71,554
6.5%, 4/20/31 Pool # 3068	42,156	49,576

		121,130

Total Mortgage Backed Securities
(Cost $47,868,844)		48,392,866

	Contracts

PUT OPTIONS PURCHASED - 0.0%
U.S. Treasury Bond, Put, Jul 2017, $150	20	5,938
U.S. Treasury Bond, Put, Jul 2017, $154	20	27,187

Total Put Options Purchased
(Cost $16,995)		33,125
	Par Value

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 24.6%

U.S. Treasury Bonds - 9.6%
6.625%, 2/15/27	$6,600,000	9,076,544
4.500%, 5/15/38	4,000,000	5,179,220
3.000%, 5/15/45	750,000	772,822
2.500%, 5/15/46	500,000	465,176
2.250%, 8/15/46	1,600,000	1,408,626

		16,902,388

U.S. Treasury Notes - 15.0%
2.750%, 2/15/19	4,000,000	4,089,064
3.375%, 11/15/19	5,500,000	5,746,428
2.625%, 11/15/20	6,500,000	6,708,708
2.000%, 11/15/21	5,000,000	5,042,190
2.750%, 11/15/23	3,500,000	3,643,283
2.250%, 11/15/25	1,000,000	1,000,234

		26,229,907

Total U.S. Government and Agency
Obligations (Cost $39,897,229)		43,132,295

	Shares

SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	3,304,021	3,304,021

Total Short-Term Investments
(Cost $3,304,021)		3,304,021

TOTAL INVESTMENTS - 98.8% (Cost $167,792,797**)		173,327,765
NET OTHER ASSETS AND LIABILITIES - 1.2%		2,058,291

TOTAL CALL & PUT OPTIONS WRITTEN - 0.0%		(26,875)

TOTAL NET ASSETS - 100.0%		$175,359,181

**	Aggregate cost for Federal tax purposes was $167,792,797.
(A)	Stepped rate security. Rate shown is as of June 30, 2017.
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2017.
(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars The aggregate of these securities is 18% of total net assets.
MTN	Medium Term Note

	Contracts
	(100 Shares
Put Options Written	Per Contract)	Expiration Date	Strike Price	Value (Note 2)

U.S. Treasury Bond	20	July 2017	$151.00	$(8,437)
U.S. Treasury Bond	20	July 2017	153.00	(18,438)

Total Put Options Written (Premiums received $13,005)				$(26,875)

Total Options Written, at Value (Premiums received $13,005)				$(26,875)

See accompanying Notes to Financial Statements.

16

Ultra Series Fund | June 30, 2017

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 89.2%

Consumer Discretionary - 28.0%

Advertising - 2.5%
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	$150,000	$155,438
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	521,875

		677,313
Auto Parts&Equipment - 2.3%
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	100,000	111,000
Lear Corp., 5.25%, 1/15/25	200,000	211,624
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	315,000	326,812

		649,436
Entertainment - 2.7%
Pinnacle Entertainment Inc.(A), 5.625%, 5/1/24	250,000	260,000
Scientific Games International Inc., 6.25%, 9/1/20	500,000	495,625

		755,625
Leisure Time - 1.4%
Viking Cruises Ltd.(A) (B), 8.5%, 10/15/22	375,000	393,750

Lodging - 3.4%
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	264,375
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	400,000	418,000
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. (A), 5.875%, 5/15/25	250,000	243,750

		926,125
Media - 11.3%
Altice Financing S.A. (A) (B), 7.5%, 5/15/26	250,000	277,500
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	105,125
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	367,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	213,500
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	140,000	142,800
DISH DBS Corp., 5.125%, 5/1/20	500,000	521,875
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	417,956
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	259,687
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	500,000	514,375
Univision Communications Inc. (A), 5.125%, 5/15/23	300,000	302,904

		3,123,222

Retail - 4.4%
GameStop Corp. (A), 6.75%, 3/15/21	325,000	337,675
Group 1 Automotive Inc., 5%, 6/1/22	335,000	340,025
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	258,125
PetSmart Inc. (A), 7.125%, 3/15/23	300,000	267,000

		1,202,825

		7,728,296

Consumer Staples - 5.0%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	259,375
Cott Beverages Inc., 5.375%, 7/1/22	250,000	259,062
First Quality Finance Co.Inc. (A), 4.625%, 5/15/21	400,000	403,500
Post Holdings Inc. (A), 6%, 12/15/22	200,000	212,000
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	257,813

		1,391,750

Energy - 8.4%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 8.5%, 12/15/21	250,000	250,625
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	375,000	360,938
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	416,000
Rice Energy Inc., 6.25%, 5/1/22	500,000	522,500
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	270,625
Unit Corp., 6.625%, 5/15/21	525,000	502,687

		2,323,375

Financials - 6.0%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	500,000	530,000
Equinix Inc., 5.875%, 1/15/26	250,000	272,577
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	267,813
Iron Mountain Inc., 5.75%, 8/15/24	150,000	153,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	206,500
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	229,750

		1,659,640

Health Care - 6.2%
Acadia Healthcare Co.Inc., 5.125%, 7/1/22	500,000	516,250
HCA Inc., 5.875%, 2/15/26	250,000	270,000
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	255,750
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 4.875%, 4/15/20	500,000	486,875
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	180,500

		1,709,375

See accompanying Notes to Financial Statements.

17

Ultra Series Fund | June 30, 2017

High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Industrials - 16.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	$250,000	$235,312
Bombardier Inc. (A) (B), 8.75%, 12/1/21	250,000	277,500
Bombardier Inc. (A) (B), 6.125%, 1/15/23	200,000	200,500
Covanta Holding Corp., 5.875%, 3/1/24	500,000	487,500
FTI Consulting Inc., 6%, 11/15/22	500,000	518,750
Griffon Corp., 5.25%, 3/1/22	300,000	305,625
Herc Rentals Inc. (A), 7.5%, 6/1/22	270,000	284,850
Hertz Corp. (A), 7.625%, 6/1/22	250,000	249,400
Mueller Industries Inc., 6%, 3/1/27	250,000	256,250
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	420,000	435,750
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	135,833
Standard Industries Inc. (A), 5.375%, 11/15/24	250,000	263,437
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	282,500
Tennant Co. (A), 5.625%, 5/1/25	250,000	262,500
West Corp. (A), 5.375%, 7/15/22	250,000	252,500

		4,448,207

Information Technology - 5.5%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	405,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	515,000
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	441,946
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	164,812

		1,526,758

Materials - 5.7%
ARD Finance S.A., PIK (B), 7.125%, 9/15/23	250,000	266,850
Berry Plastics Corp., 5.125%, 7/15/23	250,000	260,313
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	500,000	486,565
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	429,000
US Concrete Inc., 6.375%, 6/1/24	125,000	131,875

		1,574,603

Telecommunication Services - 4.6%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	400,000	438,500
Frontier Communications Corp., 6.25%, 9/15/21	400,000	357,000
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	320,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 9/20/21	150,000	151,313

		1,267,063

Utilities - 3.7%
AES Corp., 5.5%, 4/15/25	200,000	209,250
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	102,500
Dynegy Inc., 7.625%, 11/1/24	150,000	145,500
NRG Energy Inc., 6.25%, 7/15/22	300,000	307,875
NRG Energy Inc., 6.25%, 5/1/24	200,000	202,000
Talen Energy Supply LLC (A), 4.625%, 7/15/19	53,000	51,675

		1,018,800

Total Corporate Notes and Bonds
(Cost $23,796,265)		24,647,867

	Shares

MUTUAL FUND - 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	4,500	397,755

Total Mutual Funds
(Cost $387,385)		397,755

SHORT-TERM INVESTMENTS - 8.6%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	2,386,464	2,386,464

Total Short-Term Investments
(Cost $2,386,464)		2,386,464

TOTAL INVESTMENTS - 99.3% (Cost $26,570,114**)		27,432,086
NET OTHER ASSETS AND LIABILITIES - 0.7%		199,303

TOTAL NET ASSETS - 100.0%		$27,631,389

**	Aggregate cost for Federal tax purposes was $26,578,389.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”.
(B)	Notes and bonds, issued by foreign entities, denominated in US dollars The aggregate of these securities is 124% of total net assets.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

18

Ultra Series Fund | June 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 59.3%

Consumer Discretionary - 4.8%
Carnival Corp.	71,500	$4,688,255
Home Depot Inc./The	26,000	3,988,400
McDonald’s Corp.	17,000	2,603,720
Whirlpool Corp.	11,000	2,107,820

		13,388,195

Consumer Staples - 5.1%
Diageo PLC, ADR	29,000	3,475,070
Nestle S.A., ADR	45,000	3,924,000
PepsiCo Inc.	26,400	3,048,936
Procter & Gamble Co./The	43,000	3,747,450

		14,195,456

Energy - 4.1%
Chevron Corp.	31,000	3,234,230
Exxon Mobil Corp.	59,000	4,763,070
Schlumberger Ltd.	51,000	3,357,840

		11,355,140

Financials - 10.2%
BB&T Corp.	56,000	2,542,960
Chubb Ltd.	19,000	2,762,220
CME Group Inc.	36,000	4,508,640
Northern Trust Corp.	24,500	2,381,645
PNC Financial Services Group Inc./The	39,000	4,869,930
Travelers Cos. Inc./The	30,000	3,795,900
US Bancorp	107,000	5,555,440
Wells Fargo & Co.	39,500	2,188,695

		28,605,430

Health Care - 8.2%
Amgen Inc.	18,000	3,100,140
Johnson & Johnson	43,000	5,688,470
Medtronic PLC	38,500	3,416,875
Merck & Co. Inc.	56,500	3,621,085
Novartis AG, ADR	36,000	3,004,920
Pfizer Inc.	121,500	4,081,185

		22,912,675

Industrials - 10.7%
3M Co.	18,500	3,851,515
Boeing Co./The	22,000	4,350,500
Caterpillar Inc.	22,500	2,417,850
Emerson Electric Co.	55,000	3,279,100
General Electric Co.	147,000	3,970,470
Union Pacific Corp.	23,000	2,504,930
United Parcel Service Inc., Class B	42,500	4,700,075
United Technologies Corp.	41,000	5,006,510

		30,080,950

Information Technology - 9.7%
Accenture PLC, Class A	27,500	3,401,200
Apple Inc.	18,500	2,664,370
Automatic Data Processing Inc.	17,500	1,793,050
Cisco Systems Inc.	149,500	4,679,350
Microsoft Corp.	70,100	4,831,993
TE Connectivity Ltd.	52,000	4,091,360
Texas Instruments Inc.	37,000	2,846,410
Xilinx Inc.	44,500	2,862,240

		27,169,973

Materials - 2.4%
Monsanto Co.	19,000	2,248,840
Praxair Inc.	33,800	4,480,190

		6,729,030

Telecommunication Service - 1.4%
Verizon Communications Inc.	90,500	4,041,730

Utilities - 2.7%
Dominion Energy Inc.	26,500	2,030,695
Duke Energy Corp.	28,545	2,386,076
NextEra Energy Inc.	23,000	3,222,990

		7,639,761

Total Common Stocks
(Cost $115,595,584)		166,118,340

	Par Value

ASSET BACKED SECURITIES - 0.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.008%, 9/21/30	$599,648	600,088
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	500,000	500,170
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	400,000	399,951
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	7,234	7,233
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A4 (B), 1.43%, 5/21/21	321,000	320,932
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	168,360	168,628
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	175,000	176,254
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	106,516	106,829
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	161,150	161,565

Total Asset Backed Securities
(Cost $2,461,001)		2,441,650

See accompanying Notes to Financial Statements.

19

Ultra Series Fund | June 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	$350,000	$368,005
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	517,410
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	533,865	597,232
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	787,870	792,548
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	493,001	502,531
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	420,446
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	456,292

Total Collateralized Mortgage		3,654,464
Obligations (Cost $3,702,474)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (C), 5.65%, 6/11/50	104,423	104,613
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (C), 1205%, 1/25/23	7,752,559	372,743
FREMF Mortgage Trust, Series 2011-K702, Class B (B) (C), 4.931%, 4/25/44	500,000	508,026
FREMF Mortgage Trust, Series 2012-K708, Class B (B) (C), 3.883%, 2/25/45	700,000	715,900
FREMF Mortgage Trust, Series 2011-K701, Class C (B) (C), 4.395%, 7/25/48	750,000	753,470

Total Commercial Mortgage-Backed
Securities (Cost $2,522,789)		2,454,752

CORPORATE NOTES AND BONDS - 13.6%

Consumer Discretionary - 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	600,000	639,280
ERAC USA Finance LLC (B), 6.7%, 6/1/34	875,000	1,086,672
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	500,000	506,426
GameStop Corp. (B), 6.75%, 3/15/21	200,000	207,800
General Motors Financial Co Inc., 3.2%, 7/6/21	650,000	657,306
GLP Capital LP / GLP Financing II Inc., 4.875%, 11/1/20	450,000	479,813
Lennar Corp., 4.75%, 4/1/21	350,000	371,000
Lowe’s Cos. Inc., 2.5%, 4/15/26	400,000	384,489
Marriott International Inc., 3.125%, 6/15/26	400,000	392,413
Newell Brands Inc., 5.5%, 4/1/46	450,000	541,816
Omnicom Group Inc., 3.6%, 4/15/26	650,000	653,999
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	506,132
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	349,260

		6,776,406

Consumer Staples - 0.9%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	500,000	564,321
Bunge Ltd Finance Corp., 3.25%, 8/15/26	600,000	573,292
CVS Health Corp., 5.125%, 7/20/45	400,000	458,558
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	489,667
Tyson Foods Inc., 3.55%, 6/2/27	300,000	303,500

		2,389,338

Energy - 1.6%
Antero Resources Corp., 5.625%, 6/1/23	200,000	202,500
Energy Transfer Partners L.P., 5.2%, 2/1/22	600,000	645,110
Enterprise Products Operating LLC., 3.75%, 2/15/25	400,000	411,921
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	527,451
Marathon Oil Corp., 2.7%, 6/1/20	500,000	495,587
Phillips 66, 4.65%, 11/15/34	500,000	526,282
Schlumberger Holdings Corp. (B), 4%, 12/21/25	400,000	419,317
Valero Energy Corp., 6.625%, 6/15/37	500,000	617,550
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	778,215

		4,623,933

Financials - 3.3%
Air Lease Corp., 3.75%, 2/1/22	500,000	521,767
Air Lease Corp., 3.625%, 4/1/27	500,000	500,047
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	394,887
Bank of Montreal, MTN (D), 1.9%, 8/27/21	500,000	490,667
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	252,812
Brookfield Finance Inc. (D), 4.25%, 6/2/26	300,000	308,123
CBOE Holdings Inc., 3.65%, 1/12/27	400,000	403,442
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	975,000	1,097,727
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,201,385
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	505,947
JPMorgan Chase & Co., 2.95%, 10/1/26	650,000	627,316
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	205,896
Morgan Stanley, 4.3%, 1/27/45	500,000	517,059
Nasdaq Inc., 3.85%, 6/30/26	75,000	76,100
Old Republic International Corp., 3.875%, 8/26/26	450,000	449,780
Raymond James Financial Inc., 3.625%, 9/15/26	200,000	200,182
Regions Financial Corp., 3.2%, 2/8/21	500,000	511,205

See accompanying Notes to Financial Statements.

20

Ultra Series Fund | June 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Financials - continued
Synchrony Financial, 3.75%, 8/15/21	$600,000	$616,275
Synchrony Financial, 3.7%, 8/4/26	400,000	386,020

		9,266,637

Health Care - 1.0%
AbbVie Inc., 4.45%, 5/14/46	400,000	412,879
Actavis Funding SCS (D), 4.75%, 3/15/45	300,000	323,840
HCA Inc., 3.75%, 3/15/19	300,000	306,000
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	746,518
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	1,015,354

		2,804,591

Industrials - 0.8%
Fortive Corp., 2.35%, 6/15/21	150,000	149,132
International Lease Finance Corp., 8.875%, 9/1/17	450,000	454,926
Masco Corp., 4.375%, 4/1/26	400,000	426,680
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,089,540

		2,120,278

Information Technology - 2.1%
Analog Devices Inc., 5.3%, 12/15/45	350,000	400,890
Apple Inc., 2.25%, 2/23/21	500,000	503,314
Autodesk Inc., 4.375%, 6/15/25	500,000	527,466
Broadridge Financial Solutions Inc., 3.4%, 6/27/26	650,000	639,964
CA Inc., 4.7%, 3/15/27	750,000	765,313
Cisco Systems Inc., 2.2%, 2/28/21	700,000	703,783
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	175,000	225,852
Fidelity National Information Services Inc., 3%, 8/15/26	450,000	435,742
Intel Corp., 4.9%, 7/29/45	400,000	464,749
NVIDIA Corp., 2.2%, 9/16/21	200,000	197,770
Oracle Corp., 4%, 7/15/46	500,000	504,947
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	643,348

		6,013,138

Real Estate - 0.6%
Brixmor Operating Partnership LP, 3.65%, 6/15/24	500,000	491,982
Iron Mountain Inc. (B), 4.375%, 6/1/21	300,000	311,250
Welltower Inc., 4.5%, 1/15/24	725,000	773,729

		1,576,961

Telecommunication Services - 0.9%
AT&T Inc., 4.75%, 5/15/46	500,000	490,302
Harris Corp., 5.054%, 4/27/45	500,000	561,171
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,399,592

		2,451,065

Total Corporate Notes and Bonds
(Cost $36,451,829)		38,022,347

LONG TERM MUNICIPAL BONDS - 2.8%
General - 2.8%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,104,900
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,108,840
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,301,950
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	541,355
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	914,243
Oklahoma Development Finance Authority Revenue, 3.75%, 6/1/36	375,000	360,945
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	800,000	876,448
State of Iowa Revenue, 6.75%, 6/1/34	500,000	543,380
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,080,300

		7,832,361

Total Long Term Municipal Bonds
(Cost $7,780,914)		7,832,361

MORTGAGE BACKED SECURITIES - 10.0%
Fannie Mae - 6.8%
3%, 5/1/27 Pool # AL1715	558,187	574,485
3.5%, 5/1/28 Pool # AL3678	195,254	204,104
3.5%, 8/1/29 Pool # MA2003	437,512	455,539
3%, 9/1/30 Pool # 890696	719,588	739,065
3%, 12/1/30 Pool # AL8924	504,958	518,977
2.5%, 5/1/31 Pool # AS7117	516,452	519,924
7%, 11/1/31 Pool # 607515	28,563	32,031
3.5%, 12/1/31 Pool # MA0919	197,019	205,768
3%, 2/1/32 Pool # AL9867	821,166	843,393
7%, 5/1/32 Pool # 644591	5,546	5,992
5.5%, 10/1/33 Pool # 254904	170,046	190,465
5.5%, 11/1/33 Pool # 555880	438,176	490,608
5%, 5/1/34 Pool # 780890	577,612	634,235
7%, 7/1/34 Pool # 792636	18,182	18,820
4%, 2/1/35 Pool # MA2177	823,861	874,211
5%, 9/1/35 Pool # 820347	280,953	312,921
5%, 9/1/35 Pool # 835699	232,415	258,976
5%, 12/1/35 Pool # 850561	82,077	89,900

See accompanying Notes to Financial Statements.

21

Ultra Series Fund | June 30, 2017

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES- continued

Fannie Mae- continued
5.5%, 9/1/36 Pool # 831820	$481,160	$548,318
6%, 9/1/36 Pool # 831741	304,403	342,247
5.5%, 10/1/36 Pool # 901723	197,501	220,651
5.5%, 12/1/36 Pool # 903059	397,579	447,773
4%, 1/1/41 Pool # AB2080	726,857	769,868
4.5%, 7/1/41 Pool # AB3274	210,415	227,797
5.5%, 7/1/41 Pool # AL6588	814,612	913,044
4%, 9/1/41 Pool # AJ1406	539,022	568,500
4%, 10/1/41 Pool # AJ4046	667,701	709,007
3.5%, 6/1/42 Pool # AO4134	538,189	555,380
3.5%, 6/1/42 Pool # AO4136	667,175	688,377
3.5%, 8/1/42 Pool # AP2133	661,100	681,949
4%, 10/1/42 Pool # AP7363	568,219	599,166
3%, 2/1/43 Pool # AB8486	1,046,017	1,050,450
3%, 2/1/43 Pool # AL3072	804,633	809,290
3.5%, 3/1/43 Pool # AT0310	542,306	559,461
4%, 1/1/45 Pool # AS4257	216,913	229,165
4.5%, 2/1/45 Pool # MA2193	665,805	715,023
3.5%, 4/1/45 Pool # MA2229	552,980	568,297
3.5%, 11/1/45 Pool # BA4907	660,182	678,469
3.5%, 12/1/45 Pool # AS6309	137,812	141,629

		18,993,275

Freddie Mac - 3.2%
4.5%, 2/1/25 Pool # J11722	144,652	152,861
4.5%, 5/1/25 Pool # J12247	124,828	132,653
8%, 6/1/30 Pool # C01005	11,595	13,793
2.5%, 3/1/31 Pool # G18590	286,824	288,672
6.5%, 1/1/32 Pool # C62333	83,296	92,859
5%, 10/1/39 Pool # G60465	1,307,594	1,429,899
3.5%, 11/1/40 Pool # G06168	336,491	347,283
4.5%, 9/1/41 Pool # Q03516	546,991	588,078
4%, 10/1/41 Pool # Q04092	777,986	824,131
3%, 9/1/42 Pool # C04233	1,209,671	1,214,173
3%, 4/1/43 Pool # V80025	853,775	857,174
3%, 4/1/43 Pool # V80026	834,620	837,940
3.5%, 8/1/45 Pool # Q35614	838,728	863,578
3%, 10/1/46 Pool # G60722	624,142	624,388
4%, 3/1/47 Pool # Q46801	791,600	834,048

		9,101,530

Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	34,717	40,827

Total Mortgage Backed Securities
(Cost $27,872,175)		28,135,632

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Bank - 0.3%
2.000%, 6/1/23 (C)	500,000	499,311
1.750%, 12/21/23 (C)	350,000	349,520

		848,831

U.S. Treasury Bonds - 2.4%
6.625%, 2/15/27	2,270,000	3,121,781
3.000%, 5/15/42	1,000,000	1,035,586
2.500%, 2/15/45	1,250,000	1,166,553
2.500%, 5/15/46	500,000	465,176
2.250%, 8/15/46	1,000,000	880,391

		6,669,487

U.S. Treasury Notes - 6.1%
3.875%, 5/15/18	1,000,000	1,022,266
2.750%, 2/15/19	1,300,000	1,328,946
3.125%, 5/15/19	2,000,000	2,064,532
3.625%, 8/15/19	1,250,000	1,307,666
3.375%, 11/15/19	1,000,000	1,044,805
2.000%, 7/31/20	1,000,000	1,012,383
2.625%, 11/15/20	5,800,000	5,986,232
2.000%, 2/15/22	1,750,000	1,763,125
1.750%, 5/15/22	1,750,000	1,740,429

		17,270,384

Total U.S. Government and Agency
Obligations (Cost $23,963,272)		24,788,702

	Shares

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	5,489,553	5,489,553

Total Short-Term Investments
(Cost $5,489,553)		5,489,553

TOTAL INVESTMENTS - 99.6% (Cost $225,839,591**)		278,937,801
NET OTHER ASSETS AND LIABILITIES - 0.4%		1,031,161

TOTAL NET ASSETS - 100.0%		$279,968,962

**	Aggregate cost for Federal tax purposes was $226,603,412.
(A)	Stepped rate security. Rate shown is as of June 30, 2017.
(B)	Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors”.
(C)	Floating rate or variable rate note. Rate shown is as of June 30, 2017.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars The aggregate of these securities is 0.9% of total net assets.

ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company
PSF-
GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Financial Statements.

22

Ultra Series Fund | June 30, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.2%

Consumer Discretionary - 7.7%
General Motors Co.	303,000	$10,583,790
Lowe’s Cos. Inc.	123,000	9,536,190
Whirlpool Corp.	30,500	5,844,410

		25,964,390

Consumer Staples - 1.2%
Nestle S.A., ADR	45,000	3,924,000

Energy - 10.5%
Baker Hughes Inc.	213,000	11,610,630
Marathon Petroleum Corp.	232,000	12,140,560
National Oilwell Varco Inc.	357,000	11,759,580

		35,510,770

Financials - 25.8%
Capital Markets - 4.1%
Bank of New York Mellon Corp./The	269,000	13,724,380

Commercial Banks - 13.4%
Bank of America Corp.	663,000	16,084,380
JPMorgan Chase & Co.	184,000	16,817,600
US Bancorp	236,000	12,253,120

		45,155,100

Diversified Financial Services - 2.2%
Berkshire Hathaway Inc., Class B *	44,500	7,536,965

Insurance - 6.1%
American International Group Inc.	183,002	11,441,285
Hartford Financial Services Group Inc./The	175,000	9,199,750

		20,641,035

		87,057,480

Health Care - 8.3%
Baxter International Inc.	227,500	13,772,850
Humana Inc.	60,000	14,437,200

		28,210,050

Industrials - 12.6%
Delta Air Lines Inc.	191,000	10,264,340
FedEx Corp.	76,500	16,625,745
General Dynamics Corp.	51,500	10,202,150
Republic Services Inc.	85,000	5,417,050

		42,509,285

Information Technology - 10.4%
Amdocs Ltd.	160,000	10,313,600
Microsoft Corp.	156,000	10,753,080
TE Connectivity Ltd.	179,000	14,083,720

		35,150,400

Materials - 8.6%
Dow Chemical Co./The	265,000	16,713,550
Nucor Corp.	215,000	12,442,050

		29,155,600

Real Estate - 4.3%
Weyerhaeuser Co.	433,000	14,505,500

Telecommunication Service - 4.4%
T-Mobile US Inc.*	243,000	14,730,660

Utilities - 4.4%
NRG Energy Inc.	873,000	15,033,060

Total Common Stocks
(Cost $282,835,218)		331,751,195

SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	9,432,944	9,432,944

Total Short-Term Investments
(Cost $9,432,944)		9,432,944

TOTAL INVESTMENTS - 101.0% (Cost $292,268,162**)		341,184,139

NET OTHER ASSETS AND LIABILITIES - (1.0%)		(3,456,139)

TOTAL NET ASSETS - 100.0%		$337,728,000

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $292,268,162.
ADR	American Depositary Receipt.

See accompanying Notes to Financial Statements.

23

Ultra Series Fund | June 30, 2017

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 97.2%

Consumer Discretionary - 17.8%
Amazon.com Inc. *	2,823	$2,732,664
CBS Corp., Class B	77,811	4,962,786
Dollar General Corp.	71,242	5,135,836
Home Depot Inc./The	33,642	5,160,683
Liberty Global PLC, Series C *	130,529	4,069,894
McDonald’s Corp.	29,601	4,533,689
Omnicom Group Inc.	46,197	3,829,731
Starbucks Corp.	67,782	3,952,368
TJX Cos Inc./The	59,332	4,281,990
Walt Disney Co./The	59,319	6,302,644

		44,962,285

Consumer Staples - 9.2%
Costco Wholesale Corp.	21,615	3,456,887
CVS Health Corp.	73,341	5,901,017
Diageo PLC, ADR	30,281	3,628,572
JM Smucker Co./The	40,173	4,753,671
PepsiCo Inc.	48,805	5,636,490

		23,376,637

Energy - 1.3%
Schlumberger Ltd.	51,169	3,368,967

Financials - 7.3%
Berkshire Hathaway Inc., Class B *	30,894	5,232,517
Brookfield Asset Management Inc., Class A	138,890	5,445,877
Charles Schwab Corp./The	81,930	3,519,713
S&P Global Inc.	29,107	4,249,331
Trisura Group Ltd. *	817	13,643

		18,461,081

Health Care - 22.0%
Allergan PLC	23,599	5,736,681
Amgen Inc.	35,107	6,046,479
Biogen Inc. *	21,251	5,766,671
Celgene Corp.*	35,602	4,623,632
Danaher Corp.	52,766	4,452,923
Express Scripts Holding Co.*	68,415	4,367,613
Gilead Sciences Inc.	110,157	7,796,912
HCA Holdings Inc.*	45,653	3,980,942
Johnson & Johnson	38,034	5,031,518
Thermo Fisher Scientific Inc.	29,530	5,152,099
Varian Medical Systems Inc.*	27,707	2,859,085

		55,814,555

Industrials - 6.5%
3M Co.	19,079	3,972,057
Boeing Co./The	26,395	5,219,611
United Parcel Service Inc., Class B	38,518	4,259,706
WW Grainger Inc.	16,247	2,933,071

		16,384,445

Information Technology - 31.2%

Communications Equipment - 1.8%
QUALCOMM Inc.	80,330	4,435,822

Computers & Peripherals - 6.3%
Apple Inc.	110,746	15,949,639

Electronic Equipment, Instruments & Components - 2.1%
TE Connectivity Ltd.	66,265	5,213,730

Internet Software & Services - 6.3%
Alphabet Inc., Class C *	17,597	15,990,922

IT Services - 6.9%
Accenture PLC, Class A	47,789	5,910,544
PayPal Holdings Inc.*	62,872	3,374,340
Visa Inc., Class A	87,230	8,180,429

		17,465,313
Software - 7.8%
Microsoft Corp.	145,047	9,998,090
Oracle Corp.	195,428	9,798,760

		19,796,850

		78,852,276
Real Estate - 1.9%
American Tower Corp.	36,490	4,828,357

Total Common Stocks
(Cost $146,219,482)		246,048,603

SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	7,136,340	7,136,340

Total Short-Term Investments
(Cost $7,136,340)		7,136,340

TOTAL INVESTMENTS - 100.0%(Cost $153,355,822**)		253,184,943
NET OTHER ASSETS AND LIABILITIES - 0.0%		(84,206)

TOTAL NET ASSETS - 100.0%		$253,100,737

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $153,702,767.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

24

Ultra Series Fund | June 30, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 90.1%

Consumer Discretionary - 22.8%
CarMax Inc. *	115,622	$7,291,123
Dollar General Corp.	64,033	4,616,139
Liberty Broadband Corp., Class C *	106,259	9,217,968
Liberty Global PLC, Series C *	232,664	7,254,464
Lithia Motors Inc., Class A	32,039	3,019,035
Omnicom Group Inc.	86,919	7,205,585
Ross Stores Inc.	136,993	7,908,606

		46,512,920

Consumer Staples - 1.2%
Brown-Forman Corp., Class B	51,387	2,497,408

Energy - 1.0%
Oceaneering International Inc.	88,332	2,017,503

Financials - 21.1%
Arch Capital Group Ltd.*	72,549	6,768,096
Brookfield Asset Management Inc., Class A	216,704	8,496,964
Brown & Brown Inc.	169,807	7,313,587
Glacier Bancorp Inc.	127,183	4,656,170
Markel Corp. *	9,666	9,432,663
Trisura Group Ltd.*	1,274	21,275
WR Berkley Corp.	94,337	6,525,290

		43,214,045

Health Care - 9.8%
DaVita Inc. *	110,085	7,129,105
Laboratory Corp of America Holdings *	47,564	7,331,515
Zoetis Inc.	87,941	5,485,759

		19,946,379

Industrials - 16.0%
Copart Inc. *	268,931	8,549,316
Expeditors International of Washington Inc.	133,883	7,561,712
Fastenal Co.	104,950	4,568,474
IHS Markit Ltd.*	153,961	6,780,442
Wabtec Corp.	58,235	5,328,503

		32,788,447

Information Technology - 6.7%
Amphenol Corp., Class A	66,999	$4,945,866
CDW Corp.	139,467	8,720,872

		13,666,738

Materials - 6.8%
Axalta Coating Systems Ltd.*	229,386	7,349,527
Crown Holdings Inc.*	111,495	6,651,792

		14,001,319

Real Estate - 4.7%
American Tower Corp.	35,629	4,714,429
Crown Castle International Corp.	48,600	4,868,748

		9,583,177

Total Common Stocks
(Cost $110,381,444)		184,227,936

SHORT-TERM INVESTMENTS - 9.9%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	20,210,276	20,210,276

Total Short-Term Investments
(Cost $20,210,276)		20,210,276

TOTAL INVESTMENTS - 100.0%(Cost $130,591,720**)		204,438,212
NET OTHER ASSETS AND LIABILITIES - (0.0%)		(17,442)

TOTAL NET ASSETS - 100.0%		$204,420,770

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $130,762,058.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

25

Ultra Series Fund | June 30, 2017

International Stock Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)

COMMON STOCKS - 96.8%

Australia - 1.0%
Caltex Australia Ltd.	16,842	$409,184

Belgium - 2.6%
Anheuser-Busch InBev S.A.	6,760	746,691
KBC Group N.V.	4,140	314,020

		1,060,711

Brazil - 1.0%
BB Seguridade Participacoes S.A.	47,900	414,240

Canada - 4.3%
Canadian National Railway Co.	7,000	567,967
National Bank of Canada	12,300	517,211
Suncor Energy Inc.	23,100	674,938

		1,760,116

Denmark - 2.4%
AP Moeller - Maersk AS, Class B	230	462,448
Carlsberg AS, Class B	4,780	510,647

		973,095

Finland - 1.5%
Sampo Oyj, Class A	11,921	610,930

France - 10.7%
Air Liquide S.A.	5,796	716,273
Capgemini SE	8,535	882,022
Cie Generale des Etablissements Michelin	5,633	748,886
Valeo S.A.	16,174	1,089,730
Vinci S.A.	11,054	943,490

		4,380,401

Germany - 3.5%
Deutsche Post AG	9,409	352,700
SAP SE	10,283	1,074,055

		1,426,755

Ireland - 3.5%
Medtronic PLC	10,010	888,387
Ryanair Holdings PLC, ADR *	5,080	546,659

		1,435,046

Italy - 1.6%
UniCredit SpA *	33,990	634,734

Japan - 17.4%
ABC-Mart Inc.	6,600	387,873
Daiwa House Industry Co. Ltd.	35,890	1,224,679
Don Quijote Holdings Co. Ltd.	23,200	878,702
Hoshizaki Corp.	3,400	307,126
Isuzu Motors Ltd.	48,300	595,188
Kao Corp.	7,230	428,883
KDDI Corp.	19,900	526,361
Makita Corp.	16,300	602,147
Seven & I Holdings Co. Ltd.	9,524	391,883
Sony Corp.	21,600	823,095
Sumitomo Mitsui Financial Group Inc.	17,500	681,329
United Arrows Ltd.	8,400	272,221

		7,119,487

Jersey - 4.7%
Shire PLC	19,648	1,084,527
Wolseley PLC	13,679	839,678

		1,924,205

Luxembourg - 1.3%
RTL Group S.A.	3,377	254,989
Tenaris S.A.	18,394	286,769

		541,758

Netherlands - 3.5%
Airbus SE	4,136	340,123
Koninklijke KPN N.V.	103,546	331,260
Wolters Kluwer N.V.	18,452	781,143

		1,452,526

Norway - 2.4%
Statoil ASA	25,967	430,464
Telenor ASA	33,482	555,443

		985,907

Philippines - 0.0%
Alliance Global Group Inc.	37,000	10,485

Singapore - 1.5%
DBS Group Holdings Ltd.	41,600	626,682

Spain - 1.0%
Red Electrica Corp. S.A.	18,717	391,103

Sweden - 3.9%
Assa Abloy AB, Class B	38,841	853,380
Nordea Bank AB	59,201	753,302

		1,606,682

Switzerland - 4.1%
Julius Baer Group Ltd.*	7,686	404,379
Novartis AG	15,234	1,267,779

		1,672,158

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,500	576,840

Turkey - 0.7%
Turkiye Garanti Bankasi AS	107,014	297,764

See accompanying Notes to Financial Statements.

26

Ultra Series Fund | June 30, 2017

International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2)

COMMON STOCKS - continued

United Kingdom - 22.8%
Aon PLC	6,800	$904,060
BHP Billiton PLC	53,696	822,451
British American Tobacco PLC	18,474	1,259,376
BT Group PLC	89,716	344,417
ConvaTec Group PLC * (A)	109,073	453,462
Diageo PLC	20,471	604,838
Howden Joinery Group PLC	54,821	290,676
Informa PLC	47,817	416,648
Provident Financial PLC	5,727	181,481
Prudential PLC	60,707	1,392,384
RELX PLC	38,876	840,525
Royal Dutch Shell PLC, Class A	37,854	1,003,315
Unilever PLC	15,424	834,697

		9,348,330

Total Common Stocks
(Cost $36,229,337)		39,659,139

SHORT-TERM INVESTMENTS - 3.1%

United States - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.88%, Premier Class	1,274,357	1,274,357

Total Short-Term Investments
(Cost $1,274,357)		1,274,357

TOTAL INVESTMENTS - 99.9% (Cost $37,503,694**)		40,933,496
NET OTHER ASSETS AND LIABILITIES - 0.1%		31,975

TOTAL NET ASSETS - 100.0%		$40,965,471

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $37,608,546.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Sector Concentration	% of Net Assets
Consumer Discretionary	17.3%
Consumer Staples	11.7%
Energy	6.8%
Financials	18.9%
Health Care	9.0%
Industrials	14.9%
Information Technology	6.2%
Materials	3.7%
Real Estate	3.0%
Telecommunication Services	4.3%
Utilities	1.0%
Money Market Funds	3.1%
Net Other Assets and Liabilities	0.1%

See accompanying Notes to Financial Statements.

27

Ultra Series Fund | June 30, 2017

Statements of Assets and Liabilities as of June 30, 2017 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Assets:
Investments in securities, at cost
Unaffiliated issuers	$72,903,071	$119,172,812	$40,911,518
Affiliated issuers[1]	63,403,939	103,429,274	32,462,366
Net unrealized appreciation
Unaffiliated issuers	3,051,726	10,405,025	5,050,476
Affiliated issuers[1]	5,020,052	15,891,950	6,855,121

Total investments at value	144,378,788	248,899,061	85,279,481
Cash	–	–	–
Foreign currency (cost of $34,679)(Note 2)	–	–	–
Receivables:
Investments sold	–	–	–
Fund shares sold	213,707	174,108	70,158
Dividends	198,250	303,911	85,890
Due from Adviser	11,917	20,411	7,018

Total assets	144,802,662	249,397,491	85,442,547

Liabilities:
Payables:
Investments purchased	248,444	1,615,317	500,317
Fund shares repurchased	7,074	106,143	36,576
Management fees	35,754	61,232	21,053
Audit and trustees fees	7,512	13,058	4,602
Distribution fees – Class II	6,296	5,809	425
Accrued expenses and other payables	–	–	–
Options written, at value (premium received $13,005) (Note 6)	–	–	–

Total liabilities	305,080	1,801,559	562,973

Net assets applicable to outstanding capital stock	$144,497,582	$247,595,932	$84,879,574

Net assets consist of:
Paid-in capital in excess of par	$133,779,259	$215,516,683	$70,422,943
Accumulated undistributed net investment income (loss)	1,353,807	2,035,278	627,212
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	1,292,738	3,746,996	1,923,822
Net unrealized appreciation of investments (including appreciation (depreciation) on foreign currency related transactions)	8,071,778	26,296,975	11,905,597

Net Assets	$144,497,582	$247,595,932	$84,879,574

Class I Shares:
Net Assets	$114,130,180	$219,565,881	$82,869,422
Shares of beneficial interest outstanding	11,155,601	20,149,761	8,201,780
Net Asset Value and redemption price per share	$10.23	$10.90	$10.10

Class II Shares:
Net Assets	30,367,402	28,030,051	2,010,152
Shares of beneficial interest outstanding	2,972,107	2,578,456	199,771
Net Asset Value and redemption price per share	$10.22	$10.87	$10.06

[1]	See Note 11 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

28

Ultra Series Fund | June 30, 2017

Statements of Assets and Liabilities as of June 30, 2017 (unaudited)

Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund

$167,792,797	$26,570,114	$225,839,591	$292,268,162	$153,355,822	$130,591,720	$37,503,694
–	–	–	–	–	–	–

5,534,968	861,972	53,098,210	48,915,977	99,829,121	73,846,492	3,429,802
–	–	–	–	–	–	–

173,327,765	27,432,086	278,937,801	341,184,139	253,184,943	204,438,212	40,933,496
852,639	–	–	–	16,528	25,788	–
–	–	–	–	–	–	34,565

–	–	1,125,592	11,666,655	–	–	474
41,368	4,959	22,319	58,639	2,914	8,384	1,655
1,281,357	345,981	997,788	519,641	140,681	170,086	234,297
–	–	–	–	–	–	–

175,503,129	27,783,026	281,083,500	353,429,074	253,345,066	204,642,470	41,204,487

–	121,736	827,918	15,463,326	–	–	192,241
3,059	10,134	102,045	51,850	59,361	57,602	2,646
79,865	17,186	161,680	166,991	167,156	151,100	39,283
9,125	1,375	14,331	17,772	12,823	10,806	2,018
7,937	1,206	8,564	1,135	4,989	2,192	2,828
17,087	–	–	–	–	–	–
26,875	–	–	–	–	–	–

143,948	151,637	1,114,538	15,701,074	244,329	221,700	239,016

$175,359,181	$27,631,389	$279,968,962	$337,728,000	$253,100,737	$204,420,770	$40,965,471

$170,402,066	$32,439,037	$218,090,433	$272,602,034	$142,086,511	$121,976,633	$46,446,310
2,255,814	643,846	3,032,808	2,255,265	996,876	(120,739)	399,714
(2,819,797)	(6,313,466)	5,747,511	13,954,724	10,188,229	8,718,384	(9,297,281)
5,521,098	861,972	53,098,210	48,915,977	99,829,121	73,846,492	3,416,728

$175,359,181	$27,631,389	$279,968,962	$337,728,000	$253,100,737	$204,420,770	$40,965,471

$137,150,795	$21,775,414	$238,478,777	$332,248,576	$229,020,175	$193,859,242	$27,409,659
13,789,209	2,441,471	12,345,488	12,004,304	8,370,585	10,169,121	2,530,648
$9.95	$8.92	$19.32	$27.68	$27.36	$19.06	$10.83

38,208,386	5,855,975	41,490,185	5,479,424	$24,080,562	$10,561,528	$13,555,812
3,853,454	656,028	2,161,555	200,013	889,603	563,395	1,257,616
$9.92	$8.93	$19.19	$27.40	$27.07	$18.75	$10.78

See accompanying Notes to Financial Statements.

29

Ultra Series Fund | June 30, 2017

Statements of Operations for the Period Ended June 30, 2017 (unaudited)

	Conservative Allocation Fund	,Moderate Allocation Fund	Aggressive Allocation Fund

Investment Income:
Interest	$8,606	$15,456	$7,111
Dividends
Unaffiliated issuers	827,810	1,433,457	500,469
Affiliated issuers[1]	714,813	897,856	219,112
Less: Foreign taxes withheld/reclaimed	–	–	–

Total investment income	1,551,229	2,346,769	726,692

Expenses:[2]
Management fees	219,434	379,244	132,824
Audit and trustee fees	13,809	23,950	8,368
Distribution fees – Class II	37,324	34,712	2,563

Total expenses before reimbursement/waiver	270,567	437,906	143,755

Less reimbursement/waiver[2]	(73,145)	(126,415)	(44,275)

Total expenses net of waiver	197,422	311,491	99,480

Net Investment Income (Loss)	1,353,807	2,035,278	627,212
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options	–	–	–
Unaffiliated issuers	1,506,064	4,857,926	2,312,309
Affiliated issuers[1]	387,183	378,173	183,992
Net change in unrealized appreciation (depreciation )on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options	–	–	–
Unaffiliated issuers	(69,423,706)	4,985,407	2,223,776
Affiliated issuers[1]	73,622,223	5,531,131	2,213,592

Net Realized and Unrealized Gain on Investments	6,091,764	15,752,637	6,933,669

Net Increase in Net Assets from Operations	$7,445,571	$17,787,915	$7,560,881

[1]	See Note 11 for information on affiliated issuers.
[2]	See Note 3 for information on expenses.

See accompanying Notes to Financial Statements.

30

Ultra Series Fund | June 30, 2017

Statements of Operations for the Period Ended June 30, 2017 (unaudited)

Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund

$2,809,948	$743,747	$1,794,440	$20,150	$19,425	$43,266	$4,620

–	11,657	2,324,774	3,308,561	2,046,699	820,774	729,103
–	–	–	–	–	–	–
–	–	(26,509)	–	(5,833)	(9,486)	(81,902)

2,809,948	755,404	4,092,705	3,328,711	2,060,291	854,554	651,821

489,981	102,225	982,797	1,034,559	1,009,930	941,878	231,985
16,724	2,509	26,196	32,575	23,168	19,744	3,650
47,428	6,824	50,904	6,312	30,317	13,671	16,515

554,133	111,558	1,059,897	1,073,446	1,063,415	975,293	252,150

–	–	–	–	–	–	–

554,133	111,558	1,059,897	1,073,446	1,063,415	975,293	252,150

2,255,815	643,846	3,032,808	2,255,265	996,876	(120,739)	399,671

(1,033)	–	–	–	–	–	–
(114,771)	154,084	6,509,883	13,896,832	10,577,567	8,996,490	(201,937)
–	–	–	–	–	–	–

(13,870)	–	–	–	–	–	–
1,479,507	352,071	4,612,204	(398,038)	14,855,035	2,343,771	4,333,806
–	–	–	–	–	–	–

1,349,833	506,155	11,122,087	13,498,794	25,432,602	11,340,261	4,131,869

$3,605,648	$1,150,001	$14,154,895	$15,754,059	$26,429,478	$11,219,522	$4,531,540

See accompanying Notes to Financial Statements.

31

Ultra Series Fund | June 30, 2017

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund

	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16

Net Assets at beginning of period	$152,466,453	$158,711,931	$263,051,727	$276,569,223
Increase (decrease) in net assets from operations:
Net investment income	1,353,807	2,613,189	2,035,278	3,912,883
Net realized gain (loss)	1,893,247	2,897,381	5,236,099	8,470,937
Net change in unrealized appreciation (depreciation)	4,198,517	2,917,316	10,516,538	6,640,494

Net increase in net assets from operations	7,445,571	8,427,886	17,787,915	19,024,314
Distributions to shareholders from:
Net investment income
Class I	(58,163)	(2,388,145)	(99,180)	(4,504,299)
Class II	–	(523,620)	–	(452,980)
Net realized gains
Class I	(67,863)	(1,850,936)	(192,551)	(5,953,436)
Class II	(18,092)	(480,832)	(24,939)	(708,013)

Total distributions	(144,118)	(5,243,533)	(316,670)	(11,618,728)

Capital Stock transactions:
Class I Shares
Shares sold	8,863,127	19,759,339	17,311,812	17,890,365
Issued to shareholders in reinvestment of distributions	126,026	4,239,082	291,731	10,457,735
Shares redeemed	(22,037,225)	(30,111,987)	(48,794,178)	(45,491,293)

Net decrease in net assets from capital stock transactions	(13,048,072)	(6,113,566)	(31,190,635)	(17,143,193)

Class II Shares
Shares sold	1,848,183	3,991,826	1,301,194	1,829,876
Issued to shareholders in reinvestment of distributions	18,092	1,004,452	24,939	1,160,992
Shares redeemed	(4,088,527)	(8,312,543)	(3,062,538)	(6,770,757)

Net increase (decrease) in net assets from capital stock transactions	(2,222,252)	(3,316,265)	(1,736,405)	(3,779,889)

Total decrease from capital stock transactions	(15,270,324)	(9,429,831)	(32,927,040)	(20,923,082)

Total increase (decrease) in net assets	(7,968,871)	(6,245,478)	(15,455,795)	(13,517,496)

Net Assets at end of period	$144,497,582	$152,466,453	$247,595,932	$263,051,727

Undistributed net investment income included in net assets	$1,353,807	$58,163	$2,035,278	$99,180
Capital Share transactions:
Class I Shares
Shares sold	887,027	2,010,412	1,649,333	1,757,311
Issued to shareholders in reinvestment of distributions	12,297	435,118	26,776	1,027,532
Shares redeemed	(2,207,391)	(3,051,187)	(4,637,611)	(4,461,513)

Net decrease from capital shares transactions	(1,308,067)	(605,657)	(2,961,502)	(1,676,670)

Class II Shares
Shares sold	183,741	402,139	123,022	180,318
Issued to shareholders in reinvestment of distributions	1,768	103,182	2,294	114,261
Shares redeemed	(411,047)	(835,176)	(289,933)	(659,694)

Net increase (decrease) from capital shares transactions	(225,538)	(329,855)	(164,617)	(365,115)

See accompanying Notes to Financial Statements.

32

Ultra Series Fund | June 30, 2017

Statements of Changes in Net Assets

Aggressive Allocation Fund		Core Bond Fund		High Income Fund		Diversified Income Fund

(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16

$90,949,828	$91,926,453	$184,945,243	$218,078,096	$27,407,016	$29,917,586	$286,037,793	$306,895,571
627,212	1,203,221	2,255,815	5,025,878	643,846	1,384,743	3,032,808	6,556,029
2,496,301	2,348,675	(115,804)	4,163,122	154,084	(11,004)	6,509,883	20,236,756
4,437,368	4,084,782	1,465,637	(3,289,334)	352,071	1,869,070	4,612,204	(1,371,240)

7,560,881	7,636,678	3,605,648	5,899,666	1,150,001	3,242,809	14,154,895	25,421,545

(32,397)	(1,586,515)	(124,270)	(4,453,508)	(28,507)	(1,126,799)	–	(5,934,220)
–	(30,723)	–	(1,081,808)	(919)	(258,378)	–	(908,715)
(75,366)	(1,501,291)	–	–	–	–	(381,072)	(17,344,094)
(1,873)	(33,795)	–	–	–	–	(66,912)	(2,881,475)

(109,636)	(3,152,324)	(124,270)	(5,535,316)	(29,426)	(1,385,177)	(447,984)	(27,068,504)

10,049,103	11,721,462	5,276,706	10,793,608	430,510	429,079	7,964,172	11,019,757
107,763	3,087,806	124,270	4,453,508	28,507	1,126,799	381,071	23,278,313
(23,487,333)	(20,539,902)	(17,778,913)	(42,725,712)	(1,672,874)	(4,925,428)	(27,097,409)	(54,514,970)

(13,330,467)	(5,730,634)	(12,377,937)	(27,478,596)	(1,213,857)	(3,369,550)	(18,752,166)	(20,216,900)

8,101	297,021	2,109,722	882,591	744,695	75,212	2,649,630	5,616,780
1,873	64,517	–	1,081,808	919	258,378	66,912	3,790,190
(201,006)	(91,883)	(2,799,225)	(7,983,006)	(427,959)	(1,332,242)	(3,740,118)	(8,400,889)

(191,032)	269,655	(689,503)	(6,018,607)	317,655	(998,652)	(1,023,576)	1,006,081

(13,521,499)	(5,460,979)	(13,067,440)	(33,497,203)	(896,202)	(4,368,202)	(19,775,742)	(19,210,819)

(6,070,254)	(976,625)	(9,586,062)	(33,132,853)	224,373	(2,510,570)	(6,068,831)	(20,857,778)

$84,879,574	$90,949,828	$175,359,181	$184,945,243	$27,631,389	$27,407,016	$279,968,962	$286,037,793

$627,212	$32,397	$2,255,814	$124,269	$643,846	$29,426	$3,032,808	$–

1,051,016	1,290,372	535,414	1,066,963	49,159	50,044	424,414	567,693
10,686	332,834	12,449	458,874	3,199	131,928	19,623	1,260,652
(2,424,058)	(2,260,176)	(1,806,815)	(4,227,861)	(190,863)	(581,998)	(1,439,284)	(2,811,124)

(1,362,356)	(636,970)	(1,258,952)	(2,702,024)	(138,505)	(400,026)	(995,247)	(982,779)

836	31,638	214,377	87,675	84,748	8,962	141,504	293,949
186	6,975	–	111,930	103	30,216	3,467	206,386
(20,578)	(9,983)	(284,476)	(792,397)	(48,782)	(157,240)	(198,231)	(434,410)

(19,556)	28,630	(70,099)	(592,792)	36,069	(118,062)	(53,260)	65,925

See accompanying Notes to Financial Statements.

33

Ultra Series Fund | June 30, 2017

Statements of Changes in Net Assets

	Large Cap Value Fund		Large Cap Growth Fund

	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16

Net Assets at beginning of period	$352,701,915	$370,893,722	$247,224,084	$279,273,794
Increase (decrease) in net assets from operations:
Net investment income (loss)	2,255,265	5,280,820	996,876	2,012,255
Net realized gain (loss)	13,896,832	40,921,164	10,577,567	12,229,493
Net change in unrealized appreciation (depreciation)	(398,038)	(3,697,009)	14,855,035	9,549

Net increase (decrease) in net assets from operations	15,754,059	42,504,975	26,429,478	14,251,297
Distributions to shareholders from:
Net investment income
Class I	(124,969)	(5,080,540)	(33,772)	(1,878,529)
Class II	–	(62,071)	–	(162,347)
Net realized gains
Class I	(1,173,544)	(41,626,496)	(1,707,750)	(13,050,600)
Class II	(19,523)	(570,234)	(182,582)	(1,406,329)

Total distributions	(1,318,036)	(47,339,341)	(1,924,104)	(16,497,805)

Capital Stock transactions:
Class I Shares
Shares sold	8,799,156	12,137,375	6,719,688	11,322,134
Issued to shareholders in reinvestment of distributions	1,298,513	46,707,036	1,741,522	14,929,129
Shares redeemed	(40,074,948)	(71,501,833)	(25,060,743)	(52,331,252)

Net decrease in net assets from capital stock transactions	(29,977,279)	(12,657,422)	(16,599,533)	(26,079,989)

Class II Shares
Shares sold	1,204,785	395,080	265,812	285,853
Issued to shareholders in reinvestment of distributions	19,523	632,305	182,582	1,568,676
Shares redeemed	(656,967)	(1,727,404)	(2,477,582)	(5,577,742)

Net increase (decrease) in net assets from capital stock transactions	567,341	(700,019)	(2,029,188)	(3,723,213)

Total decrease from capital stock transactions	(29,409,938)	(13,357,441)	(18,628,721)	(29,803,202)

Total increase (decrease) in net assets	(14,973,915)	(18,191,807)	5,876,653	(32,049,710)

Net Assets at end of period	$337,728,000	$352,701,915	$253,100,737	$247,224,084

Undistributed net investment income (loss) included in net assets	$2,255,265	$124,969	$996,876	$33,772
Capital Share transactions:
Class I Shares
Shares sold	325,347	432,829	260,804	445,528
Issued to shareholders in reinvestment of distributions	47,075	1,731,636	64,087	597,910
Shares redeemed	(1,468,449)	(2,567,010)	(949,706)	(2,061,576)

Net decrease from capital shares transactions	(1,096,027)	(402,545)	(624,815)	(1,018,138)

Class II Shares
Shares sold	44,577	13,732	10,014	11,205
Issued to shareholders in reinvestment of distributions	715	23,662	6,790	63,421
Shares redeemed	(24,200)	(63,535)	(93,423)	(222,064)

Net increase (decrease) from capital shares transactions	21,092	(26,141)	(76,619)	(147,438)

See accompanying Notes to Financial Statements.

34

Ultra Series Fund | June 30, 2017

Statements of Changes in Net Assets

Mid Cap Fund		International Stock Fund

(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16	(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16

$214,217,873	$233,688,172	$39,604,139	$47,200,403

(120,739)	61,054	399,671	737,458
8,996,490	15,300,014	(201,937)	(6,335,993)
2,343,771	10,146,964	4,333,806	4,137,319

11,219,522	25,508,032	4,531,540	(1,461,216)

–	(42,012)	(10,409)	(483,029)
–	–	–	(214,129)
(287,517)	(18,807,488)	–	–
(16,097)	(1,063,286)	–	–

(303,614)	(19,912,786)	(10,409)	(697,158)

7,494,014	8,998,407	415,071	1,221,810
287,517	18,849,500	10,409	483,029
(27,356,720)	(51,064,902)	(2,868,974)	(5,973,627)

(19,575,189)	(23,216,995)	(2,443,494)	(4,268,788)

256,821	175,753	396,914	798,715
16,097	1,063,286	–	214,129
(1,410,740)	(3,087,589)	(1,113,219)	(2,181,946)

(1,137,822)	(1,848,550)	(716,305)	(1,169,102)

(20,713,011)	(25,065,545)	(3,159,799)	(5,437,890)

(9,797,103)	(19,470,299)	1,361,332	(7,596,264)

$204,420,770	$214,217,873	$40,965,471	$39,604,139

$(120,739)	$–	$399,714	$10,452

405,945	494,649	40,915	125,031
15,081	1,040,777	963	50,032
(1,468,180)	(2,840,633)	(277,948)	(611,788)

(1,047,154)	(1,305,207)	(236,070)	(436,725)

13,907	9,520	38,451	81,288
859	59,602	–	22,266
(76,377)	(172,868)	(106,618)	(222,167)

(61,611)	(103,746)	(68,167)	(118,613)

See accompanying Notes to Financial Statements.

35

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.74		$9.56	$10.22	$10.70	$10.45	$9.96
Income from Investment Operations:
Net investment income[1]	0.09		0.17	0.16	0.19	0.25	0.29
Net realized and unrealized gain (loss) on investments	0.42		0.36	(0.24)	0.46	0.55	0.60

Total from investment operations	0.51		0.53	(0.08)	0.65	0.80	0.89
Less Distributions From:
Net investment income	(0.01)		(0.20)	(0.20)	(0.25)	(0.27)	(0.40)
Capital gains	(0.01)		(0.15)	(0.38)	(0.88)	(0.28)	–

Total distributions	(0.02)		(0.35)	(0.58)	(1.13)	(0.55)	(0.40)
Net increase (decrease) in net asset value	0.49		0.18	(0.66)	(0.48)	0.25	0.49
Net Asset Value at end of period	$10.23		$9.74	$9.56	$10.22	$10.70	$10.45
Total Return (%)[2]	5.19	[3]	5.48	(0.76)	6.03	7.61	8.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$114,131		$121,351	$125,007	$156,054	$181,427	$195,526
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.31	0.31	0.31
After waiver of expenses by Adviser (%)	0.22	[4]	0.22	0.22	0.27	0.31	0.31
Ratio of net investment income to average net assets (%)	1.90	[4]	1.71	1.53	1.71	2.27	2.79
Portfolio turnover (%)[5]	25	[3]	83	54	73	70	44

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.73		$9.55	$10.20	$10.68	$10.43	$9.95
Income from Investment Operations:
Net investment income[1]	0.08		0.14	0.15	0.18	0.22	0.26
Net realized and unrealized gain (loss) on investments	0.42		0.36	(0.25)	0.43	0.55	0.61

Total from investment operations	0.50		0.50	(0.10)	0.61	0.77	0.87
Less Distributions From:
Net investment income	–		(0.17)	(0.17)	(0.21)	(0.24)	(0.39)
Capital gains	(0.01)		(0.15)	(0.38)	(0.88)	(0.28)	–

Total distributions	(0.01)		(0.32)	(0.55)	(1.09)	(0.52)	(0.39)
Net increase (decrease) in net asset value	0.49		0.18	(0.65)	(0.48)	0.25	0.48
Net Asset Value at end of period	$10.22		$9.73	$9.55	$10.20	$10.68	$10.43
Total Return (%)[2]	5.06	[3]	5.21	(1.01)	5.77	7.34	8.71
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$30,367		$31,116	$33,705	$37,837	$40,069	$42,691
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.56	0.56	0.56
After waiver of expenses by Adviser (%)	0.47	[4]	0.47	0.47	0.51	0.56	0.56
Ratio of net investment income to average net assets (%)	1.66	[4]	1.42	1.46	1.65	2.04	2.49
Portfolio turnover (%)[5]	25	[3]	83	54	73	70	44

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

36

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$10.18		$9.92	$10.92	$11.48	$10.11	$9.42
Income from Investment Operations:
Net investment income[1]	0.09		0.15	0.14	0.16	0.19	0.23
Net realized and unrealized gain (loss) on investments	0.64		0.58	(0.24)	0.62	1.39	0.77

Total from investment operations	0.73		0.73	(0.10)	0.78	1.58	1.00
Less Distributions From:
Net investment income	(0.00)[2]		(0.20)	(0.19)	(0.25)	(0.21)	(0.31)
Capital gains	(0.01)		(0.27)	(0.71)	(1.09)	–	–

Total distributions	(0.01)		(0.47)	(0.90)	(1.34)	(0.21)	(0.31)
Net increase (decrease) in net asset value	0.72		0.26	(1.00)	(0.56)	1.37	0.69
Net Asset Value at end of period	$10.90		$10.18	$9.92	$10.92	$11.48	$10.11
Total Return (%)[3]	7.22	[4]	7.39	(0.93)	6.85	15.66	10.54
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$219,566		$235,182	$245,807	$315,568	$370,954	$358,486
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[5]	0.32	0.32	0.31	0.31	0.31
After waiver of expenses by Adviser (%)	0.22	[5]	0.22	0.22	0.27	0.31	0.31
Ratio of net investment income to average net assets (%)	1.64	[5]	1.49	1.30	1.37	1.75	2.32
Portfolio turnover (%)[6]	21	[4]	91	52	73	66	49

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$10.16		$9.90	$10.89	$11.45	$10.08	$9.41
Income from Investment Operations:
Net investment income[1]	0.07		0.12	0.15	0.18	0.16	0.20
Net realized and unrealized gain (loss) on investments	0.65		0.58	(0.27)	0.57	1.39	0.77

Total from investment operations	0.72		0.70	(0.12)	0.75	1.55	0.97
Less Distributions From:
Net investment income	–		(0.17)	(0.16)	(0.22)	(0.18)	(0.30)
Capital gains	(0.01)		(0.27)	(0.71)	(1.09)	–	–

Total distributions	(0.01)		(0.44)	(0.87)	(1.31)	(0.18)	(0.30)
Net increase (decrease) in net asset value	0.71		0.26	(0.99)	(0.56)	1.37	0.67
Net Asset Value at end of period	$10.87		$10.16	$9.90	$10.89	$11.45	$10.08
Total Return (%)[3]	7.09	[4]	7.12	(1.18)	6.58	15.37	10.26
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,030		$27,870	$30,763	$34,134	$34,965	$34,573
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[5]	0.57	0.57	0.56	0.56	0.56
After waiver of expenses by Adviser (%)	0.47	[5]	0.47	0.47	0.51	0.56	0.56
Ratio of net investment income to average net assets (%)	1.40	[5]	1.18	1.36	1.49	1.49	2.01
Portfolio turnover (%)[6]	21	[4]	91	52	73	66	49

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $0.005 per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

37

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.30		$8.85	$10.25	$11.66	$9.75	$8.96
Income from Investment Operations:
Net investment income[1]	0.07		0.12	0.11	0.14	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.74		0.66	(0.22)	0.72	2.07	0.84

Total from investment operations	0.81		0.78	(0.11)	0.86	2.19	1.01
Less Distributions From:
Net investment income	–		(0.17)	(0.16)	(0.24)	(0.13)	(0.22)
Capital gains	(0.01)		(0.16)	(1.13)	(2.03)	(0.15)	–

Total distributions	(0.01)		(0.33)	(1.29)	(2.27)	(0.28)	(0.22)
Net increase (decrease) in net asset value	.080		0.45	(1.40)	(1.41)	1.91	0.79
Net Asset Value at end of period	$10.10		$9.30	$8.85	$10.25	$11.66	$9.75
Total Return (%)[2]	8.82	[3]	8.87	(1.14)	7.46	22.35	11.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$82,869		$88,917	$90,245	$124,838	$149,514	$142,755
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.31	0.31	0.31
After waiver of expenses by Adviser (%)	0.22	[4]	0.22	0.22	0.27	0.31	0.31
Ratio of net investment income to average net assets (%)	1.42	[4]	1.34	1.08	1.13	1.07	1.80
Portfolio turnover (%)[5]	19	[3]	89	53	70	70	69

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.27		$8.82	$10.21	$11.62	$9.72	$8.95
Income from Investment Operations:
Net investment income[1]	0.06		0.13	0.17	0.17	0.09	0.15
Net realized and unrealized gain (loss) on investments	0.74		0.62	(0.30)	0.66	2.06	0.83

Total from investment operations	0.80		0.75	(0.13)	0.83	2.15	0.98
Less Distributions From:
Net investment income	–		(0.14)	(0.13)	(0.21)	(0.10)	(0.21)
Capital gains	(0.01)		(0.16)	(1.13)	(2.03)	(0.15)	–

Total distributions	(0.01)		(0.30)	(1.26)	(2.24)	(0.25)	(0.21)
Net increase (decrease) in net asset value	0.79		0.45	(1.39)	(1.41)	1.90	0.77
Net Asset Value at end of period	$10.06		$9.27	$8.82	$10.21	$11.62	$9.72
Total Return (%)[2]	8.69	[3]	8.60	(1.39)	7.19	22.05	11.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,010		$2,032	$1,681	$1,809	$1,911	$1,921
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.56	0.56	0.56
After waiver of expenses by Adviser (%)	0.47	[4]	0.47	0.47	0.51	0.56	0.56
Ratio of net investment income to average net assets (%)	1.20	[4]	1.42	1.64	1.45	0.81	1.55
Portfolio turnover (%)[5]	19	[3]	89	53	70	70	69

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

38

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.75		$9.80	$10.14	$9.97	$10.55	$10.57
Income from Investment Operations:
Net investment income[1]	0.13		0.26	0.28	0.30	0.31	0.34
Net realized and unrealized gain (loss) on investments	0.08		(0.01)	(0.29)	0.20	(0.54)	0.00

Total from investment operations	0.21		0.25	(0.01)	0.50	(0.23)	0.34
Less Distributions From:
Net investment income	(0.01)		(0.30)	(0.33)	(0.33)	(0.35)	(0.36)

Net increase (decrease) in net asset value	0.20		(0.05)	(0.34)	0.17	(0.58)	(0.02)
Net Asset Value at end of period	$9.95		$9.75	$9.80	$10.14	$9.97	$10.55
Total Return (%)[2]	20.6	[3]	2.67	(0.15)	5.09	(2.24)	3.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$137,151		$146,780	$173,927	$224,976	$270,289	$340,335
Ratios of expenses to average net assets (%)	0.57	[4]	0.57	0.57	0.56	0.56	0.56
Ratio of net investment income to average net assets (%)	2.59	[4]	2.53	2.73	2.88	3.02	3.13
Portfolio turnover (%)[5]	7	[3]	39	25	17	14	11

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.73		$9.78	$10.12	$9.95	$10.54	$10.56
Income from Investment Operations:
Net investment income[1]	0.11		0.23	0.25	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.08		–	(0.29)	0.21	(0.56)	0.01

Total from investment operations	0.19		0.23	(0.04)	0.48	(0.27)	0.32
Less Distributions From:
Net investment income	–		(0.28)	(0.30)	(0.31)	(0.32)	(0.34)

Net increase (decrease) in net asset value	0.19		(0.05)	(0.34)	0.17	(0.59)	(0.02)
Net Asset Value at end of period	$9.92		$9.73	$9.78	$10.12	$9.95	$10.54
Total Return (%)[2]	1.93	[3]	2.41	(0.40)	4.83	(2.49)	2.96
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,208		$38,165	$44,151	$47,162	$46,991	$49,456
Ratios of expenses to average net assets (%)	0.82	[4]	0.82	0.82	0.81	0.81	0.81
Ratio of net investment income to average net assets (%)	2.34	[4]	2.28	2.48	2.62	2.77	2.88
Portfolio turnover (%)[5]	7	[3]	39	25	17	14	11

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

39

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$8.56		$8.05	$8.78	$9.22	$9.37	$9.18
Income from Investment Operations:
Net investment income[1]	0.21		0.42	0.47	0.49	0.52	0.61
Net realized and unrealized gain (loss) on investments	0.16		0.55	(0.68)	(0.33)	(0.01)	0.42

Total from investment operations	0.37		0.97	(0.21)	0.16	0.51	1.03
Less Distributions From:
Net investment income	(0.01)		(0.46)	(0.52)	(0.60)	(0.66)	(0.84)

Net increase (decrease) in net asset value	0.36		0.51	(0.73)	(0.44)	(0.15)	0.19
Net Asset Value at end of period	$8.92		$8.56	$8.05	$8.78	$9.22	$9.37
Total Return (%)[2]	4.29	[3]	12.15	(2.47)	1.74	5.49	11.23
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,775		$22,093	$23,975	$30,455	$43,622	$60,362
Ratios of expenses to average net assets (%)	0.77	[4]	0.77	0.77	0.76	0.76	0.77
Ratio of net investment income to average net assets (%)	4.77	[4]	4.91	5.23	5.12	5.42	6.31
Portfolio turnover (%)[5]	19	[3]	58	27	53	32	55

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$8.57		$8.05	$8.79	$9.23	$9.37	$9.19
Income from Investment Operations:
Net investment income[1]	0.20		0.40	0.44	0.46	0.50	0.58
Net realized and unrealized gain (loss) on investments	0.16		0.56	(0.68)	(0.33)	–	0.42

Total from investment operations	0.36		0.96	(0.24)	0.13	0.50	1.00
Less Distributions From:
Net investment income	(0.00)[6]		(0.44)	(0.50)	(0.57)	(0.64)	(0.82)

Net increase (decrease) in net asset value	0.36		0.52	(0.74)	(0.44)	(0.14)	0.18
Net Asset Value at end of period	$8.93		$8.57	$8.05	$8.79	$9.23	$9.37
Total Return (%)[2]	4.16	[3]	11.87	(2.71)	1.48	5.23	10.95
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,856		$5,314	$5,943	$6,685	$6,906	$6,737
Ratios of expenses to average net assets (%)	1.02	[4]	1.02	1.02	1.01	1.01	1.02
Ratio of net investment income to average net assets (%)	4.52	[4]	4.66	4.98	4.88	5.17	6.02
Portfolio turnover (%)[5]	19	[3]	58	27	53	32	55

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

40

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$18.40		$18.64	$20.30	$20.76	$18.29	$17.39
Income from Investment Operations:
Net investment income[1]	0.21		0.44	0.46	0.47	0.46	0.49
Net realized and unrealized gain (loss) on investments	0.74		1.24	(0.43)	1.02	2.48	0.92

Total from investment operations	0.95		1.68	0.03	1.49	2.94	1.41
Less Distributions From:
Net investment income	–		(0.49)	(0.52)	(0.52)	(0.47)	(0.51)
Capital gains	(0.03)		(1.43)	(1.17)	(1.43)	–	–

Total distributions	(0.03)		(1.92)	(1.69)	(1.95)	(0.47)	(0.51)
Net increase (decrease) in net asset value	0.92		(0.24)	(1.66)	(0.46)	2.47	0.90
Net Asset Value at end of period	$19.32		$18.40	$18.64	$20.30	$20.76	$18.29
Total Return (%)[2]	5.14	[3]	8.99	0.11	7.12	16.07	8.16
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$238,479		$245,490	$267,001	$327,951	$378,807	$359,022
Ratios of expenses to average net assets (%)	0.72	[4]	0.72	0.72	0.71	0.71	0.71
Ratio of net investment income to average net assets (%)	2.20	[4]	2.25	2.27	2.20	2.31	2.69
Portfolio turnover (%)[5]	9	[3]	34	21	24	17	17

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$18.31		$18.57	$20.23	$20.71	$18.26	$17.37
Income from Investment Operations:
Net investment income[1]	0.18		0.39	0.41	0.41	0.41	0.44
Net realized and unrealized gain (loss) on investments	0.73		1.23	(0.42)	1.02	2.47	0.93

Total from investment operations	0.91		1.62	(0.01)	1.43	2.88	1.37
Less Distributions From:
Net investment income	–		(0.45)	(0.48)	(0.48)	(0.43)	(0.48)
Capital gains	(0.03)		(1.43)	(1.17)	(1.43)	–	–

Total distributions	(0.03)		(1.88)	(1.65)	(1.91)	(0.43)	(0.48)
Net increase (decrease) in net asset value	0.88		(0.26)	(1.66)	(0.48)	2.45	0.89
Net Asset Value at end of period	$19.19		$18.31	$18.57	$20.23	$20.71	$18.26
Total Return (%)[2]	5.01	[3]	8.72	(0.14)	6.85	15.78	7.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$41,490		$40,548	$39,894	$44,772	$43,601	$34,908
Ratios of expenses to average net assets (%)	0.97	[4]	0.97	0.97	0.96	0.96	0.96
Ratio of net investment income to average net assets (%)	1.95	[4]	1.99	2.02	1.95	2.05	2.43
Portfolio turnover (%)[5]	9	[3]	34	21	24	17	17

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

41

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$26.56		$27.06	$33.10	$34.76	$27.12	$24.78
Income from Investment Operations:
Net investment income[1]	0.18		0.42	0.35	0.43	0.48	0.55
Net realized and unrealized gain (loss) on investments	1.05		3.13	(1.18)	3.97	7.67	2.37

Total from investment operations	1.23		3.55	(0.83)	4.40	8.15	2.92
Less Distributions From:
Net investment income	(0.01)		(0.44)	(0.40)	(0.51)	(0.51)	(0.58)
Capital gains	(0.10)		(3.61)	(4.81)	(5.55)	–	–

Total distributions	(0.11)		(4.05)	(5.21)	(6.06)	(0.51)	(0.58)
Net increase (decrease) in net asset value	1.12		(0.50)	(6.04)	(1.66)	7.64	2.34
Net Asset Value at end of period	$27.68		$26.56	$27.06	$33.10	$34.76	$27.12
Total Return (%)[2]	4.60	[3]	13.01	(2.68)	12.41	30.07	11.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$332,249		$347,993	$365,385	$491,416	$576,731	$494,587
Ratios of expenses to average net assets (%)	0.62	[4]	0.62	0.62	0.61	0.61	0.61
Ratio of net investment income to average net assets (%)	1.31	[4]	1.50	1.09	1.18	1.53	2.05
Portfolio turnover (%)[5]	40	[3]	93	90	82	32	27

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$26.32		$26.87	$32.93	$34.64	$27.05	$24.73
Income from Investment Operations:
Net investment income[1]	0.14		0.34	0.27	0.34	0.40	0.48
Net realized and unrealized gain (loss) on investments	1.04		3.11	(1.17)	3.94	7.64	2.37

Total from investment operations	1.18		3.45	(0.90)	4.28	8.04	2.85
Less Distributions From:
Net investment income	–		(0.39)	(0.35)	(0.44)	(0.45)	(0.53)
Capital gains	(0.10)		(3.61)	(4.81)	(5.55)	–	–

Total distributions	(0.10)		(4.00)	(5.16)	(5.99)	(0.45)	(0.53)
Net increase (decrease) in net asset value	1.08		(0.55)	(6.06)	(1.71)	7.59	2.32
Net Asset Value at end of period	$27.40		$26.32	$26.87	$32.93	$34.64	$27.05
Total Return (%)[2]	4.47	[3]	12.73	(2.92)	12.13	29.74	11.55
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,479		$4,709	$5,509	$6,700	$6,875	$5,882
Ratios of expenses to average net assets (%)	0.87	[4]	0.87	0.87	0.86	0.86	0.86
Ratio of net investment income to average net assets (%)	1.06	[4]	1.24	0.84	0.93	1.28	1.80
Portfolio turnover (%)[5]	40	[3]	93	90	82	32	27
[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

42

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$24.84		$25.12	$27.27	$28.76	$24.09	$21.84
Income from Investment Operations:
Net investment income[1]	0.11		0.20	0.28	0.19	0.17	0.18
Net realized and unrealized gain (loss) on investments	2.61		1.23	0.64	3.32	7.17	2.26

Total from investment operations	2.72		1.43	0.92	3.51	7.34	2.44
Less Distributions From:
Net investment income	(0.00)[2]		(0.22)	(0.32)	(0.20)	(0.18)	(0.19)
Capital gains	(0.20)		(1.49)	(2.75)	(4.80)	(2.49)	–

Total distributions	(0.20)		(1.71)	(3.07)	(5.00)	(2.67)	(0.19)
Net increase (decrease) in net asset value	2.52		(0.28)	(2.15)	(1.49)	4.67	2.25
Net Asset Value at end of period	$27.36		$24.84	$25.12	$27.27	$28.76	$24.09
Total Return (%)[3]	10.99	[4]	5.74	3.26	12.13	30.51	11.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$229,020		$223,450	$251,524	$305,800	$359,959	$318,024
Ratios of expenses to average net assets (%)	0.82	[5]	0.82	0.82	0.81	0.81	0.82
Ratio of net investment income to average net assets (%)	0.81	[5]	0.80	1.02	0.63	0.62	0.76
Portfolio turnover (%)[6]	5	[4]	13	19	33	50	64

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$24.60		$24.92	$2.710	$28.63	$24.02	$21.80
Income from Investment Operations:
Net investment income[1]	0.07		0.14	0.21	0.11	0.10	0.12
Net realized and unrealized gain (loss) on investments	2.60		1.21	0.63	3.32	7.13	2.26

Total from investment operations	2.67		1.35	0.84	3.43	7.23	2.38
Less Distributions From:
Net investment income	–		(0.18)	(0.27)	(0.16)	(0.13)	(0.16)
Capital gains	(0.20)		(1.49)	(2.75)	(4.80)	(2.49)	–

Total distributions	(0.20)		(1.67)	(3.02)	(4.96)	(2.62)	(0.16)
Net increase (decrease) in net asset value	2.47		(0.32)	(2.18)	(1.53)	4.61	2.22
Net Asset Value at end of period	$27.07		$24.60	$24.92	$27.10	$28.63	$24.02
Total Return (%)[3]	10.85	[4]	5.47	3.00	11.85	30.18	10.93
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$24,081		$23,774	$27,749	$32,168	$33,983	$29,101
Ratios of expenses to average net assets (%)	1.07	[5]	1.07	1.07	1.06	1.06	1.07
Ratio of net investment income to average net assets (%)	0.56	[5]	0.55	0.77	0.38	0.37	0.51
Portfolio turnover (%)[6]	5	[4]	13	19	33	50	64

[1]	Based on average shares outstanding during the year.
[2]	Amount represents less than $0.005 per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

43

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17	2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$18.11	$17.65	$19.30	$21.76	$17.09	$14.75
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01	(0.05)	0.02	0.00 [2]	0.05
Net realized and unrealized gain on investments	0.99	2.22	0.27	2.13	5.00	2.34

Total from investment operations	0.98	2.23	0.22	2.15	5.00	2.39
Less Distributions From:
Net investment income	–	(0.00)[2]	(0.01)	(0.01)	(0.00)[2]	(0.05)
Capital gains	(0.03)	(1.77)	(1.86)	(4.60)	(0.33)	–

Total distributions	(0.03)	(1.77)	(1.87)	(4.61)	(0.33)	(0.05)
Net increase (decrease) in net asset value	0.95	0.46	(1.65)	(2.46)	4.67	2.34
Net Asset Value at end of period	$19.06	$18.11	$17.65	$19.30	$21.76	$17.09
Total Return (%)[3]	5.45 [4]	12.84	1.04	9.82	29.28	16.24
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$193,859	$203,076	$220,979	$286,704	$381,703	$356,534
Ratios of expenses to average net assets (%)	0.92 [5]	0.92	0.92	0.91	0.91	0.91
Ratio of net investment income to average net assets (%)	(0.10)[5]	0.04	(0.24)	0.10	(0.01)	0.30
Portfolio turnover (%)[6]	10 [4]	21	28	35	28	25

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17	2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$17.83	$17.44	$19.13	$21.65	$17.05	$14.72
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.04)	(0.09)	(0.03)	(0.05)	0.01
Net realized and unrealized gain on investments	0.98	2.20	0.26	2.11	4.98	2.35

Total from investment operations	0.95	2.16	0.17	2.08	4.93	2.36
Less Distributions From:
Net investment income	–	–	–	–	–	(0.03)
Capital gains	(0.03)	(1.77)	(1.86)	(4.60)	(0.33)	–

Total distributions	(0.03)	(1.77)	(1.86)	(4.60)	(0.33)	(0.03)
Net increase (decrease) in net asset value	0.92	0.39	(1.69)	(2.52)	4.60	2.33
Net Asset Value at end of period	$18.75	$17.83	$17.44	$19.13	$21.65	$17.05
Total Return (%)[3]	5.32 [4]	12.55	0.79	9.55	28.95	15.95
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,562	$11,142	$12,710	$15,067	$15,762	$13,927
Ratios of expenses to average net assets (%)	1.17 [5]	1.17	1.17	1.17	1.16	1.16
Ratio of net investment income to average net assets (%)	(0.35)[5]	(0.21)	(0.49)	(0.15)	(0.26)	0.05
Portfolio turnover (%)[6]	10 [4]	21	28	35	28	25

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $0.005 per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

44

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.69		$10.16	$10.77	$12.99	$10.78	$9.03
Income from Investment Operations:
Net investment income[1]	0.11		0.18	0.19	0.27	0.16	0.17
Net realized and unrealized gain (loss) on investments	1.03		(0.47)	(0.56)	(1.10)	2.07	1.75

Total from investment operations	1.14		(0.29)	(0.37)	(0.83)	2.23	1.92
Less Distributions From:
Net investment income	(0.00)[2]		(0.18)	(0.22)	(0.47)	(0.02)	(0.17)
Capital gains	–		–	(0.02)	(0.92)	–	–

Total distributions	–		(0.18)	(0.24)	(1.39)	(0.02)	(0.17)
Net increase (decrease) in net asset value	1.14		(0.47)	(0.61)	(2.22)	2.21	1.75
Net Asset Value at end of period	$10.83		$9.69	$10.16	$10.77	$12.99	$10.78
Total Return (%)[3]	11.82	[4]	(2.91)	(3.45)	(6.76)	20.76	21.31
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$27,410		$26,809	$32,560	$38,826	$75,808	$76,919
Ratios of expenses to average net assets (%)	1.17	[5]	1.17	1.17	1.17	1.21	1.21
Ratio of net investment income to average net assets (%)	2.06	[5]	1.84	1.70	2.09	1.37	1.74
Portfolio turnover (%)[6]	18	[4]	98	23	103	39	42

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/17		2016	2015	2014	2013	2012

Net Asset Value at beginning of period	$9.65		$10.14	$10.74	$12.96	$10.76	$9.02
Income from Investment Operations:
Net investment income[1]	0.09		0.16	0.16	0.22	0.13	0.14
Net realized and unrealized gain (loss) on investments	1.04		(0.49)	(0.55)	(1.08)	2.07	1.76

Total from investment operations	1.13		(0.33)	(0.39)	(0.86)	2.20	1.90
Less Distributions From:
Net investment income	–		(0.16)	(0.19)	(0.44)	(0.00)[2]	(0.16)
Capital gains	–		–	(0.02)	(0.92)	–	–

Total distributions	–		(0.16)	(0.21)	(1.36)	(0.00)[2]	(0.16)
Net increase (decrease) in net asset value	1.13		(0.49)	(0.60)	(2.22)	2.20	1.74
Net Asset Value at end of period	$10.78		$9.65	$10.14	$10.74	$12.96	$10.76
Total Return (%)[3]	11.68	[4]	(3.16)	(3.69)	(6.99)	20.45	21.01
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,556		$12,796	$14,641	$16,174	$19,134	$18,263
Ratios of expenses to average net assets (%)	1.42	[5]	1.42	1.42	1.42	1.46	1.46
Ratio of net investment income to average net assets (%)	1.82	[5]	1.58	1.43	1.72	1.10	1.45
Portfolio turnover (%)[6]	18	[4]	98	23	103	39	42

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $0.005 per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

45

Ultra Series Fund | June 30, 2017

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company. The Trust is a series trust with, at the end of the period covered by this report, 14 investment portfolios (individually, a “Fund,” and collectively, the “Funds”), each with different investment objectives and policies. The Funds reported within this book at the end of the period were the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All Funds offer Class I and II shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into a subadvisory agreement with a subadviser (“Subadviser”) for the management of the investments of the International Stock Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946,Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: The Ultra Series Fund (the “Trust”) and each series of the Trust referred to individually as a “Fund,” and collectively, (the “Funds”) values securities and other investments follows: Equity securities, including American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or Official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply

46

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such fund outstanding at the time of calculating. Because the assets of each Target Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A Fund’s investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement

47

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2017, none of the Funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” Only the International Stock Fund had net realized gains from foreign currency transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ assets reflect unrealized gains or losses on the contracts as measured by the net difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates

48

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2017, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At June 30, 2017, there were no illiquid securities held in the Funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2017, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the

49

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2017, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2017, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	6/30/17

Conservative Allocation	$144,378,788	$–	$–	$144,378,788
Moderate Allocation	248,899,061	–	–	248,899,061
Aggressive Allocation	85,279,481	–	–	85,279,481
Core Bond
Assets:
Asset Backed Securities	–	4,139,570	–	4,139,570
Collateralized Mortgage Obligations	–	3,913,996	–	3,913,996
Commercial Mortgage-Backed Securities	–	4,581,848	–	4,581,848
Corporate Notes and Bonds	–	56,030,876	–	56,030,876
Long Term Municipal Bonds	–	9,799,168	–	9,799,168
Mortgage Backed Securities	–	48,392,866	–	48,392,866
U.S. Government and Agency Obligations	–	43,132,295	–	43,132,295
Put Options Purchased	33,125	–	–	33,125
Short-Term Investments	3,304,021	–	–	3,304,021

	3,337,146	169,990,619	–	173,327,765
Liabilities:
Call Options Written	26,875	–	–	26,875

High Income
Corporate Notes and Bonds	–	24,647,867	–	24,647,867
Mutual Funds	397,755	–	–	397,755
Short-Term Investments	2,386,464	–	–	2,386,464

	2,784,219	24,647,867	–	27,432,086

50

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	6/30/17

Diversified Income
Common Stocks	$166,118,340	$–	$–	$166,118,340
Asset Backed Securities	–	2,441,650	–	2,441,650
Collateralized Mortgage Obligations	–	3,654,464	–	3,654,464
Commercial Mortgage-Backed Securities	–	2,454,752	–	2,454,752
Corporate Notes and Bonds	–	38,022,347	–	38,022,347
Long Term Municipal Bonds	–	7,832,361	–	7,832,361
Mortgage Backed Securities	–	28,135,632	–	28,135,632
U.S. Government and Agency Obligations	–	24,788,702	–	24,788,702
Short-Term Investments	5,489,553	–	–	5,489,553

	171,607,893	107,329,908	–	278,937,801
Large Cap Value
Common Stocks	331,751,195	–	–	331,751,195
Short-Term Investments	9,432,944	–	–	9,432,944

	341,184,139	–	–	341,184,139
Large Cap Growth
Common Stocks	246,048,603	–	–	246,048,603
Short-Term Investments	7,136,340	–	–	7,136,340

	253,184,943	–	–	253,184,943
Mid Cap
Common Stocks	184,227,936	–	–	184,227,936
Short-Term Investments	20,210,276	–	–	20,210,276

	204,438,212	–	–	204,438,212
International Stock
Common Stocks
Australia	–	409,184	–	409,184
Belgium	–	1,060,711	–	1,060,711
Brazil	–	414,240	–	414,240
Canada	–	1,760,116	–	1,760,116
Denmark	–	973,095	–	973,095
Finland	–	610,930	–	610,930
France	–	4,380,401	–	4,380,401
Germany	–	1,426,755	–	1,426,755
Ireland	1,435,046	–	–	1,435,046
Italy	–	634,734	–	634,734
Japan	–	7,119,487	–	7,119,487
Jersey	–	1,924,205	–	1,924,205
Luxembourg	–	541,758	–	541,758
Netherlands	–	1,452,526	–	1,452,526
Norway	–	985,907	–	985,907
Philippines	–	10,485	–	10,485
Singapore	–	626,682	–	626,682
Spain	–	391,103	–	391,103
Sweden	–	1,606,682	–	1,606,682
Switzerland	–	1,672,158	–	1,672,158
Taiwan	576,840	–	–	576,840
Turkey		297,764	–	297,764
United Kingdom	904,060	8,444,270	–	9,348,330
Short-Term Investments	1,274,357	–	–	1,274,357

	4,190,303	36,743,193	–	40,933,496

1See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the conservative, moderate and aggressive allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

Derivatives. The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund by location as presented on the Statement of Assets and Liabilities as of June 30, 2017:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments

		Asset Derivatives		Liability Derivatives

	Derivatives not accounted for	Statement of Assets and		Statement of Assets and
Fund	as hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Investments, at value
Core Bond	Equity contracts	(Options purchased)	$33,125	Options written, at value	$26,875

The following table presents the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017:

	Derivatives not accounted for as
Fund	hedging Instruments	Realized Gain (Loss) on Derivatives:	Change in Unrealized Depreciation on Derivatives

Core Bond	Equity contracts, Options purchased	$(16,298)	$ –
	Equity contracts, Options written	15,265	(13,870)

Management has determined that there is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.

Recently Issued Accounting Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is reporting periods occurring after August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

3. MANAGEMENT, DISTRIBUTION AGREEMENTS AND OTHER EXPENSES

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitle to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each Fund as follows as of June 30, 2017:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.30%	Diversified Income	0.70%
Moderate Allocation	0.30%	Large Cap Value	0.60%
Aggressive Allocation	0.30%	Large Cap Growth	0.80%
Core Bond	0.55%	Mid Cap	0.90%
High Income	0.75%	International Stock	1.15%

The Management Agreement requires the Investment Adviser to provide or arrange to provide overall management of the Funds, including but not limited to, investment advisory services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services.

The Investment Adviser is solely responsible for the payment of all fees to the Subadviser. Effective October 1, 2016, Lazard Asset Management LLC serves as the subadvisor for the International Stock Fund. The Investment Adviser manages the Core

52

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and the Target Allocation Funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. Effective July 1, 2014, the Investment Adviser contractually agreed to waive a portion (0.10%) of its management fee of the Target Allocation Funds, which waiver is in effect until at least April 30, 2018. For the period ended June 30, 2017, the waivers were as follows:

	Waived Fees or Expenses*

Fund	Class I	Class II	Total Waivers
Conservative Allocation	$58,209	$14,936	$73,145
Moderate Allocation	112,522	13,893	126,415
Aggressive Allocation	43,249	1,026	44,275

*The Investment Adviser does not have the right to recoup these waived fees.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each Fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. MFD does not have the right to recoup these waived fees.

Other Expenses: In addition to the management fee noted above, the Trust is responsible to pay the following expenses: expenses for independent audits; fees and expenses of the independent trustees and their independent counsel; brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; costs of borrowing money, overdrafts (if any) and any potential taxes owed; and extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the independent trustees.

Audit and trustees fees are broken out separately from “other expenses” on the Statement of Operations.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board may change trustee fees paid at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

5. SECURITIES TRANSACTIONS

For the period ended June 30, 2017, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities

Fund	Purchases	Sales	Purchases	Sales

Conservative Allocation	$–	$–	$35,638,076	$53,756,417
Moderate Allocation	–	–	52,102,021	90,369,157
Aggressive Allocation	–	–	16,128,400	30,197,982
Core Bond	6,350,404	11,802,631	6,452,378	9,041,122
High Income	–	–	5,000,406	4,636,880
Diversified Income	3,350,617	12,047,121	21,354,186	27,637,270
Large Cap Value	–	–	136,122,941	161,803,124
Large Cap Growth	–	–	13,082,191	29,180,198
Mid Cap	–	–	18,964,447	44,253,473
International Stock	–	–	6,833,846	8,980,165

6. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or other assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

54

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

Transactions in written option contracts for Core Bond Fund during the period ended June 30, 2017, were as follows:

	Number of Contracts	Premiums Received

Options outstanding, beginning of period	–	$–
Options written during the period	120	54,640
Options closed during the period	(40)	(27,380)
Options exercised during the period	–	–
Options expired during the period	(40)	(14,255)

Options outstanding, end of period	40	$13,005

7. FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the Funds have reclaimed receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

8. SECURITIES LENDING

Each Fund, except the Target Allocation Funds, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to collateral.

The Funds did not engage in any securities lending activity during the period ended June 30, 2017.

9. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2017. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2013 through December 31, 2016.

55

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2016, which are available to offset future capital gains, if any, realized through the fiscal year listed:

				No Expiration Date	No Expiration Date
Fund	2017	2018	2019	Short Term	Long Term

Core Bond	$2,357,684	$346,309	$–	$–	$–
High Income	4,641,635	–	–	–	235,083
International Stock	1,312,565	1,312,565	–	725,841	5,641,743

The capital loss carryover for the International Stock Fund is subject to certain limitations upon availability, to offset future gains, pursuant to Section 382 of the Internal Revenue Code.

At June 30, 2017, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follow:

Fund	Appreciation	Depreciation	Net

Conservative Allocation	$7,824,793	$(125,130)	$7,699,663
Moderate Allocation	25,441,789	(81,011)	25,360,778
Aggressive Allocation	11,746,677	(108,860)	11,637,817
Core Bond	6,566,878	(1,031,910)	5,534,968
High Income	1,009,094	(155,397)	853,697
Diversified Income	54,371,728	(2,037,339)	52,334,389
Large Cap Value	53,203,054	(4,287,077)	48,915,977
Large Cap Growth	101,697,123	(2,214,947)	99,482,176
Mid Cap	75,381,558	(1,705,404)	73,676,154
International Stock	4,099,955	(775,005)	3,324,950

The differences between the book unrealized amounts reflected in the Statement of Assets and Liabilities and tax unrealized amounts (shown above) are due to the tax deferral of losses on wash sales.

10. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If

56

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2017

these or other regulations are adopted, they could significantly limit or impact a fund’s ability to invest in derivatives or other instruments and adversely affect such fund’s performance and ability to pursue its investment objective.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

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Ultra Series Fund | Notes to Financial Statements (unaudited) - concluded | June 30, 2017

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2017, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). Madison Funds’ historical financial information is available to you at no cost on the Securities and Exchange Commission’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2017 follows:

	Balance of			Balance of
	Shares			Shares
	Held at	Gross	Gross	Held at	Value at	Realized	Distributions
Fund/Underlying Fund	12/31/16	Additions	Sales	6/30/17	6/30/17	Gain (Loss)	Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class Y	3,716,264	–	(206,139)	3,510,125	$35,066,148	$(51,511)	$456,476
Madison Corporate Bond Fund Class Y	1,017,856	–	(131,005)	886,851	10,260,870	37,991	163,548
Madison Dividend Income Fund Class Y	532,539	2,104	(127,853)	406,790	10,015,167	212,367	94,789
Madison Investors Fund Class Y	512,889	–	(47,687)	465,202	10,173,959	26,252	–
Madison Large Cap Value Fund Class Y	47,728	–	(47,728)	–	–	(487)	–
Madison Mid Cap Fund Class Y	468,217	–	(156,884)	311,333	2,907,847	162,571	–

Totals					$68,423,991	$387,183	$714,813
Moderate Allocation Fund
Madison Core Bond Fund Class Y	4,549,746	–	(231,389)	4,318,357	$43,140,391	$(62,238)	$562,360
Madison Corporate Bond Fund Class Y	481,207	–	(43,668)	437,539	5,062,324	(3,453)	78,878
Madison Dividend Income Fund Class Y	1,221,753	5,582	(101,253)	1,126,082	27,724,139	68,332	256,618
Madison Investors Fund Class Y	1,458,799	–	(177,747)	1,281,052	28,016,616	12,250	–
Madison Large Cap Value Fund Class Y	766,876	–	(234,983)	531,893	7,808,191	(60,312)	–
Madison Mid Cap Fund Class Y	1,206,267	–	(395,821)	810,446	7,569,563	423,594	–

Totals					$119,321,224	$378,173	$897,856
Aggressive Allocation Fund
Madison Core Bond Fund Class Y	881,077	55,499	(95,573)	841,003	$8,401,620	$(26,690)	$112,754
Madison Dividend Income Fund Class Y	503,222	2,386	(54,721)	450,887	11,100,836	94,080	106,358
Madison Investors Fund Class Y	583,972	–	(69,475)	514,497	11,252,054	(10,433)	–
Madison Large Cap Value Fund Class Y	332,277	–	(41,550)	290,727	4,267,869	(9,184)	–
Madison Mid Cap Fund Class Y	591,687	–	(131,825)	459,862	4,295,108	136,219	–

Totals					$39,317,487	$183,992	$219,112

1Distributions received include distributions from net investment income and from capital gains from the underlying funds.

12. SUBSEQUENT EVENTS

All Matters

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

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Ultra Series Fund | June 30, 2017

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustee fees and expenses; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2017. Expenses paid during the period in the table below are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the Fund you own under the heading entitled “Actual” to estimate the expenses you paid on your account during this period.

		CLASS I			CLASS II

	Beginning	Ending	Annual	Expenses	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Expense	Paid During
Fund	Value	Value	Ratio	Period	Value	Ratio	Period

Conservative Allocation*	$1,000	$1,051.90	0.22%	$1.12	$1,050.60	0.47%	$2.39
Moderate Allocation*	1,000	1,072.20	0.22%	1.13	1,070.90	0.47%	2.41
Aggressive Allocation*	1,000	1,088.20	0.22%	1.14	1,086.90	0.47%	2.43
Core Bond	1,000	1,020.60	0.57%	2.86	1,019.30	0.82%	4.11
High Income	1,000	1,042.90	0.77%	3.90	1,041.60	1.02%	5.16
Diversified Income	1,000	1,051.40	0.72%	3.66	1,050.10	0.97%	4.93
Large Cap Value	1,000	1,046.00	0.62%	3.15	1,044.70	0.87%	4.41
Large Cap Growth	1,000	1,109.90	0.82%	4.29	1,108.50	1.07%	5.59
Mid Cap	1,000	1,054.50	0.92%	4.69	1,053.20	1.17%	5.96
International Stock	1,000	1,118.20	1.17%	6.14	1,116.80	1.42%	7.45

* The annual expense ratio does not include the expenses of the underlying funds.

59

Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2017

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the Funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

		CLASS I			CLASS II

	Beginning	Ending	Annual	Expenses	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Expense	Paid During
Fund	Value	Value	Ratio	Period	Value	Ratio	Period

Conservative Allocation*	$1,000	$1,023.70	0.22%	$1.10	$1,022.46	0.47%	$2.36
Moderate Allocation*	1,000	1,023.70	0.22%	1.10	1,022.46	0.47%	2.36
Aggressive Allocation*	1,000	1,023.70	0.22%	1.10	1,022.46	0.47%	2.36
Core Bond	1,000	1,021.97	0.57%	2.86	1,020.73	0.82%	4.11
High Income	1,000	1,020.98	0.77%	3.86	1,019.74	1.02%	5.11
Diversified Income	1,000	1,021.22	0.72%	3.61	1,019.98	0.97%	4.86
Large Cap Value	1,000	1,021.72	0.62%	3.11	1,020.48	0.87%	4.36
Large Cap Growth	1,000	1,020.73	0.82%	4.11	1,019.49	1.07%	5.36
Mid Cap	1,000	1,020.23	0.92%	4.61	1,018.99	1.17%	5.86
International Stock	1,000	1,018.99	1.17%	5.86	1,017.75	1.42%	7.10

* The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the Funds. The information provided in the hypothetical example table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC’s website at www.sec.gov and is also located in the Funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

60

Ultra Series Fund | Other Information (unaudited) - concluded | June 30, 2017

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Economic Overview and Market Outlook are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

SEC File Number: 811-04815

61

Semi-annual Report
June 30, 2017

Ultra Series Madison Target Retirement 2020 Fund
Ultra Series Madison Target Retirement 2030 Fund
Ultra Series Madison Target Retirement 2040 Fund
Ultra Series Madison Target Retirement 2050 Fund

Ultra Series Fund | June 30, 2017

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your plan administrator or call CUNA Mutual Retirement Solutions at 1-800-999-8786. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

1

Ultra Series Fund | June 30, 2017

Economic Overview and Market Outlook

The six-month period end marked the tenth anniversary of the beginning of the Financial Crisis, which ended with risk assets advancing to record levels. The S&P 500® returned 9.34%, the Russell Midcap® returned 7.99% and the MSCI EAFE® advanced 13.81% during the six-month period. Although the Federal Reserve (Fed) again voted to raise short-term interest rates, bond indices advanced as longer-term interest rates fell, and coupled with interest income, produced strong returns. The BofA Merrill Lynch U.S. High Yield Constrained Index advanced 4.90% and the Bloomberg Barclays Aggregate Index gained 2.27% for the six-month period.

June 2007 marked the beginning of events that led to what is now known as the Great Recession, an event that triggered great economic chaos and led to unprecedented central bank intervention. The collapse of two Bear Stearns hedge funds (exposed to sub-prime credit derivatives) in June 2007 marked the start of trouble. By August 2007, the Fed reversed its tightening course as contagion led to disarray in the money-markets and equity markets. By March 2008, Bear Stearns was forced to merge with JP Morgan, and Lehman Brothers was bankrupt by September 2008. Equity markets reached their low point in March 2009 as central-banks engaged in unprecedented monetary stimulus which included not only cutting interest rates (in some cases to negative levels) but also the buying of financial assets (better known as quantitative easing or QE).

Ten years later, investors are happily counting their regained fortunes as central banks now weigh options on how to withdraw the “morphine drip” from the financial markets - which have seemingly become addicted to easy central bank policies (low interest rates, along with unprecedented asset purchases by the central banks). Make no mistake, many of these policies likely prevented a complete collapse of the economic system and a depression-like scenario from occurring. Meanwhile, as investors are feeling no pain, the economy continues to limp along with modest growth (first quarter GDP up 1.4%) and high optimism as asset values continue to stretch. Perhaps, nowhere has this optimism been more apparent than in the Technology sector, with the “Fab Five” (Facebook, Amazon, Apple, Microsoft and Google parent, Alphabet) contributing an outsized portion of the S&P 500 Index’s return during the first half of 2017.

On the economic front, the most positive economic news seems to be “soft” data – sentiment, consumer confidence and other surveys which ask about future intention to spend. Actual “hard” economic data – measureable data based upon actions – has been harder to come by and, in-fact, has been well below expectations. Similar to the past eight years, the data hasn’t been extremely weak, it’s just been weak relative to expectations and presumably what’s priced in the equity market. Although the equity market has been signaling optimism, the bond market has been pricing a very different scenario. Despite the Fed raising short-term interest rates in March and June, the 10-year Treasury yield reached a low of 2.13% in June, its lowest level since November 10, 2016. This flattening of the yield curve (the declining difference between short and long-term interest rates) typically implies that economic expansion is slowing and the “hard” data seems to be confirming it. One plausible explanation for this disconnect is that if we remain in a stable, low-growth, low-inflation environment for an extended period of time, interest rates will remain low and in-turn risk assets (even with lower expected returns) will look attractive compared to bond yields.

This conundrum between the bond and stock market (and between “soft” and “hard” economic data) leads us to believe that the low levels of volatility in the market may not persist. Elevated stock valuations and weakening economic data along with high expectations and high optimism create a recipe for higher volatility in the future. Although lofty valuations (along with stock prices) may continue longer than justified, we believe investors should prepare for more modest returns. With this backdrop we believe stocks of lower-risk, higher-quality companies along with shorter-duration, higher-quality bonds will allow investors to continue to participate in the market, while providing some shelter should volatility return to more typical levels.

Review of Period (unaudited)

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2020 Fund returned 4.32% for the period, lagging the S&P Target Date® To 2020 Index return of 5.65%. The Fund underperformed its peers as measured by the Morningstar Target-Date 2020 category, which advanced 7.05% for the period.

GOLDMAN SACHS: TARGET DATE 2020 PORTFOLIO - UNDERLYING TARGET DATE FUND
PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17
Alternative Funds	1.5%
Bond Funds	60.8%
Foreign Stock Funds	10.3%
Stock Funds	18.3%
Investment Companies	4.5%
Other Assets in Excess of Liabilities	4.6%

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2030 Fund returned 6.58% for the period, compared to the S&P Target Date® To 2030 Index return of 7.00%. The Fund underperformed its peers as measured by the Morningstar Target-Date 2030 category, which advanced 8.81% for the period.

GOLDMAN SACHS: TARGET DATE 2030 PORTFOLIO - UNDERLYING TARGET DATE FUND
PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17
Alternative Funds	2.0%
Bond Funds	34.6%
Foreign Stock Funds	20.1%
Stock Funds	36.0%
Investment Companies	2.5%
Other Assets in Excess of Liabilities	4.8%

2

Ultra Series Fund | Review of Period (unaudited) - concluded | June 30, 2017

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2040 Fund returned 7.43% for the period, compared to the S&P Target Date® To 2040 Index return of 8.00%. The Fund underperformed its peers as measured by the Morningstar Target-Date 2040 category, which advanced 9.54% for the period.

GOLDMAN SACHS: TARGET DATE 2040 PORTFOLIO - UNDERLYING TARGET DATE FUND
PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17
Alternative Funds	2.0%
Bond Funds	25.6%
Foreign Stock Funds	23.6%
Stock Funds	42.7%
Investment Companies	1.5%
Other Assets in Excess of Liabilities	4.6%

MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2050 Fund returned 8.11% for the period, compared to the S&P Target Date® To 2050 Index return of 8.67%. The Fund lagged its peers as measured by the Morningstar Target-Date 2050 category, which advanced 10.11% for the period.

GOLDMAN SACHS: TARGET DATE 2050 PORTFOLIO - UNDERLYING TARGET DATE FUND
PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/17
Alternative Funds	2.0%
Bond Funds	16.6%
Foreign Stock Funds	27.3%
Stock Funds	49.4%
Investment Companies	0.5%
Other Assets in Excess of Liabilities	4.2%

3

Ultra Series Fund | June 30, 2017

BENCHMARK DESCRIPTIONS

The S&P Target Date® To Index Series

The S&P Target Date® “To” Index Series consists of multi-asset class indices, and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.

• The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.

• The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.

• The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.

• The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

MARKET INDEXES

The Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

© Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Past performance is no guarantee of future results.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

4

Ultra Series Fund | June 30, 2017

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 98.8%
Target Date Fund - 98.8%*
Goldman Sachs Target Date 2020 Portfolio,
Class R6	4,919,885	$ 48,264,074

TOTAL INVESTMENTS - 98.8% (Cost $44,573,087**)		48,264,074
NET OTHER ASSETS AND LIABILITIES - 1.2%		603,043
TOTAL NET ASSETS - 100.0%		$ 48,867,117

*	See Appendix A for a complete listing of holdings of the Underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $44,573,087.

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 98.1%
Target Date Fund - 98.1%*
Goldman Sachs Target Date 2030 Portfolio,
Class R6	7,199,015	$ 72,566,073

TOTAL INVESTMENTS - 98.1% (Cost $61,935,116**)	72,566,073
NET OTHER ASSETS AND LIABILITIES - 1.9%	1,429,964
TOTAL NET ASSETS - 100.0%	$ 73,996,037

*	See Appendix A for a complete listing of holdings of the Underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $61,935,116.

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 98.5%
Target Date Fund - 98.5%*
Goldman Sachs Target Date 2040 Portfolio,
Class R6	4,978,711	$ 49,438,599

TOTAL INVESTMENTS - 98.5% (Cost $41,493,737**)	49,438,599
NET OTHER ASSETS AND LIABILITIES - 1.5%	764,862
TOTAL NET ASSETS - 100.0%	$ 50,203,461

*	See Appendix A for a complete listing of holdings of the Underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $41,493,737.

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 96.3%
Target Date Fund - 96.3%*
Goldman Sachs Target Date 2050 Portfolio,
Class R6	2,419,764	$ 25,044,562

TOTAL INVESTMENTS - 96.3% (Cost $21,096,679**)	25,044,562
NET OTHER ASSETS AND LIABILITIES - 3.7%	952,346
TOTAL NET ASSETS - 100.0%	$ 25,996,908

*	See Appendix A for a complete listing of holdings of the Underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $21,096,679.

See accompanying Notes to Financial Statements.
5

Ultra Series Fund | June 30, 2017

Statements of Assets and Liabilities as of June 30, 2017 (unaudited)

	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund

Assets:
Investments in securities, at cost
Unaffiliated issuers	$44,573,087	$61,935,116	$41,493,737	$21,096,679
Net unrealized appreciation
Unaffiliated issuers	3,690,987	10,630,957	7,944,862	3,947,883
Total investments, at value	48,264,074	72,566,073	49,438,599	25,044,562
Cash	515,531	1,398,851	672,333	881,838
Receivables:
Fund shares sold	87,512	31,113	92,529	70,508
Total assets	48,867,117	73,996,037	50,203,461	25,996,908
Liabilities:
Total liabilities	–	–	–	–
Net assets applicable to outstanding capital stock	$48,867,117	$73,996,037	$50,203,461	$25,996,908
Net assets consist of:
Paid-in capital in excess of par	$45,101,927	$63,121,353	$42,186,724	$22,037,903
Accumulated net realized gain on investments sold	74,203	243,727	71,875	11,122
Net unrealized appreciation of investments	3,690,987	10,630,957	7,944,862	3,947,883
Net Assets	$48,867,117	$73,996,037	$50,203,461	$25,996,908
Net Assets	$48,867,117	$73,996,037	$50,203,461	$25,996,908
Shares of beneficial interest outstanding	5,821,388	8,414,753	6,104,085	1,915,225
Net Asset Value and redemption price per share	$8.39	$8.79	$8.22	$13.57

See accompanying Notes to Financial Statements.
6

Ultra Series Fund | June 30, 2017

Statements of Operations for the Six-Months Ended June 30, 2017 (unaudited)

	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund

Investment Income
Total investment income	$–	$–	$–	$–
Expenses[1]
Total expenses.	–	–	–	–
Net Investment Income	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments
Unaffiliated issuers	74,205	243,747	71,918	11,125
Net change in unrealized appreciation on investments
Unaffiliated issuers	2,039,579	4,495,339	3,529,520	1,921,252
Net Realized and Unrealized Gain on Investments.	2,113,784	4,739,086	3,601,438	1,932,377
Net Increase in Net Assets from Operations	$2,113,784	$4,739,086	$3,601,438	$1,932,377
[1] See Note 3 for information on expenses.

See accompanying Notes to Financial Statements.

7

Ultra Series Fund | June 30, 2017

Statements of Changes in Net Assets

	Madison Target Retirement 2020 Fund		Madison Target Retirement 2030 Fund		Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund

	(unaudited) Six-Months Ended 6/30/17		(unaudited) Six-Months Ended 6/30/17	Year Ended 12/31/16	(unaudited) Six-Months Ended 6/30/17		(unaudited) Six-Months Ended 6/30/17

		Year Ended 12/31/16				Year Ended 12/31/16		Year Ended 12/31/16

Net Assets at beginning of period	$51,485,211	$52,858,479	$75,564,099	$74,258,209	$49,514,964	$49,576,290	$23,441,816	$21,173,170
Increase in net assets from operations:
Net investment income	–	931,717	–	1,467,504	–	1,009,845	–	462,710
Net realized gain	74,205	2,126,576	243,747	2,710,502	71,918	2,438,131	11,125	902,167
Net change in unrealized appreciation (depreciation)	2,039,579	(158,228)	4,495,339	1,253,403	3,529,520	562,321	1,921,252	598,267
Net increase in net assets from operations	2,113,784	2,900,065	4,739,086	5,431,409	3,601,438	4,010,297	1,932,377	1,963,144
Distributions to shareholders from:
Net investment income	(21,163)	(1,061,413)	(30,271)	(1,511,801)	(23,264)	(1,162,210)	(10,950)	(545,783)
Net realized gains	(31,658)	(1,599,588)	(42,184)	(2,146,522)	(36,965)	(1,867,444)	(14,306)	(713,406)
Total distributions	(52,821)	(2,661,001)	(72,455)	(3,658,323)	(60,229)	(3,029,654)	(25,256)	(1,259,189)
Capital Stock transactions:
Shares sold	5,880,815	18,107,940	10,490,773	20,505,495	7,699,261	13,688,202	5,377,001	10,091,461
Issued to shareholders in reinvestment of distributions	52,821	2,661,001	72,455	3,658,323	60,229	3,029,655	25,256	1,259,189
Shares redeemed	(10,612,693)	(22,381,273)	(16,797,921)	(24,631,014)	(10,612,202)	(17,759,826)	(4,754,286)	(9,785,959)
Total increase (decrease) from capital stock transactions	(4,679,057)	(1,612,332)	(6,234,693)	(467,196)	(2,852,712)	(1,041,969)	647,971	1,564,691
Total increase (decrease) in net assets	(2,618,094)	(1,373,268)	(1,568,062)	1,305,890	688,497	(61,326)	2,555,092	2,268,646
Net Assets at end of period	$48,867,117	$51,485,211	$73,996,037	$75,564,099	$50,203,461	$49,514,964	$25,996,908	$23,441,816
Undistributed net investment income included in net assets	$–	$21,163	$–	$30,271	$–	$23,264	$–	$10,950
Capital Share transactions:
Shares sold	717,470	2,186,104	1,237,863	2,477,424	975,113	1,771,037	412,593	808,845
Issued to shareholders in reinvestment of distributions	6,280	330,038	8,232	442,869	7,323	395,172	1,861	100,210
Shares redeemed	(1,293,445)	(2,699,257)	(1,980,857)	(2,957,998)	(1,338,394)	(2,285,451)	(364,512)	(781,090)
Net increase (decrease) from capital share transactions	(569,695)	(183,115)	(734,762)	(37,705)	(355,958)	(119,242)	49,942	127,965

See accompanying Notes to Financial Statements.

8

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND
	(unaudited) Six-Months Ended 6/30/17		Year Ended December 31,

			2016		2015	2014	2013	2012
Net Asset Value at beginning of period	$8.06		$8.04		$8.67	$8.76	$8.31	$7.82
Income from Investment Operations:
Net investment income[1]	0.00		0.15		0.13	0.19	0.21	0.24
Net realized and unrealized gain (loss) on investments	0.34		0.32		(0.15)	0.42	0.70	0.53
Total from investment operations	0.34		0.47		(0.02)	0.61	0.91	0.77
Less Distributions From:
Net investment income	(0.00)[2]		(0.18)		(0.20)	(0.24)	(0.22)	(0.25)
Capital gains	(0.01)		(0.27)		(0.41)	(0.46)	(0.24)	(0.03)
Total distributions	(0.01)		(0.45)		(0.61)	(0.70)	(0.46)	(0.28)
Net increase (decrease) in net asset value	0.33		0.02		(0.63)	(0.09)	0.45	0.49
Net Asset Value at end of period	$8.39		$8.06		$8.04	$8.67	$8.76	$8.31
Total Return (%)[3]	4.32	[4]	5.68		(0.34)	7.11	10.94	9.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,867		$51,485		$52,858	$62,087	$70,472	$56,607
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.00	[5,6]	0.00	[6]	0.00 [6,7]	0.30	0.30	0.30
After reimbursement of expenses by adviser (%)	0.00	[5,6]	0.00	[6]	0.00 [6,7]	0.21 [8]	0.30	0.30
Ratio of net investment income to average net assets (%)	0.00	[5,6]	1.80	[6]	1.51 [6]	2.08	2.37	2.96
Portfolio turnover (%)	0	[4]	7		7	142	167	90

MADISON TARGET RETIREMENT 2030 FUND
	(unaudited) Six-Months Ended 6/30/17		Year Ended December 31,

			2016		2015	2014	2013	2012
Net Asset Value at beginning of period	$8.26		$8.08		$8.77	$8.92	$8.04	$7.49
Income from Investment Operations:
Net investment income[1]	0.00		0.16		0.13	0.18	0.19	0.23
Net realized and unrealized gain (loss) on investments	0.54		0.44		(0.21)	0.54	1.13	0.60
Total from investment operations	0.54		0.60		(0.08)	0.72	1.32	0.83
Less Distributions From:
Net investment income	(0.00)[2]		(0.17)		(0.18)	(0.22)	(0.18)	(0.22)
Capital gains	(0.01)		(0.25)		(0.43)	(0.65)	(0.26)	(0.06)
Total distributions	(0.01)		(0.42)		(0.61)	(0.87)	(0.44)	(0.28)
Net increase (decrease) in net asset value	0.53		0.18		(0.69)	(0.15)	0.88	0.55
Net Asset Value at end of period	$8.79		$8.26		$8.08	$8.77	$8.92	$8.04
Total Return (%)[3]	6.58	[4]	7.35		(0.86)	8.06	16.56	11.05
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$73,996		$75,564		$74,258	$84,935	$93,187	$68,009
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.00	[5,6]	0.00	[6,7]	0.00 [6,7]	0.30	0.30	0.30
After reimbursement of expenses by adviser (%)	0.00	[5,6]	0.00	[6,7]	0.00 [6,7]	0.21 [8]	0.30	0.30
Ratio of net investment income to average net assets (%)	0.00	[5,6]	1.95	[6]	1.51 [6]	1.98	2.16	2.84
Portfolio turnover (%)	0[4]		6		7	103	136	86

[1] Based on average shares outstanding during the year.
[2] Amounts represent less than $0.005 per share.
[3] These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

[4] Not annualized.
[5] Annualized.
[6] Amount does not include income or expenses of the underlying Target Date Fund, nor the underlying expenses of the funds held by the Target Date Fund. See Note 1 for an explanation of the Fund organizational structure and current prospectus for more complete information regarding the charges and expenses for the Fund.

[7] Amounts represent less than 0.01%.
[8] Amount includes fees waived by adviser (see Note 3).

See accompanying Notes to Financial Statements.
9

Ultra Series Fund | June 30, 2017

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND
	(unaudited) Six-Months Ended 6/30/17		Year Ended December 31,

			2016		2015	2014	2013	2012
Net Asset Value at beginning of period	$7.66		$7.54		$8.37	$8.68	$7.61	$7.06
Income from Investment Operations:
Net investment income[1]	0.00		0.16		0.13	0.17	0.17	0.20
Net realized and unrealized gain (loss) on investments	0.57		0.46		(0.20)	0.55	1.32	0.61
Total from investment operations	0.57		0.62		(0.07)	0.72	1.49	0.81
Less Distributions From:
Net investment income	(0.00)[2]		(0.19)		(0.19)	(0.22)	(0.16)	(0.19)
Capital gains	(0.01)		(0.31)		(0.57)	(0.81)	(0.26)	(0.07)
Total distributions	(0.01)		(0.50)		(0.76)	(1.03)	(0.42)	(0.26)
Net increase (decrease) in net asset value	0.56		0.12		(0.83)	(0.31)	1.07	0.55
Net Asset Value at end of period	$8.22		$7.66		$7.54	$8.37	$8.68	$7.61
Total Return (%)[3]	7.43	[4]	8.31		(1.01)	8.27	19.63	11.42
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$50,203		$49,515		$49,576	$59,499	$68,917	$49,269
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.00	[5,6]	0.00	[6,7]	0.00 [6,7]	0.30	0.30	0.30
After reimbursement of expenses by adviser (%)	0.00	[5,6]	0.00	[6,7]	0.00 [6,7]	0.21 [8]	0.30	0.30
Ratio of net investment income to average net assets (%)	0.00	[5,6]	2.01	[6]	1.52 [6]	1.95	2.01	2.65
Portfolio turnover (%)	3	[4]	7		8	108	151	101

MADISON TARGET RETIREMENT 2050 FUND
	(unaudited) Six Months Ended 6/30/17		Year Ended December 31,

			2016		2015	2014	2013	2012
Net Asset Value at beginning of period	$12.57		$12.19		$12.97	$12.78	$10.69	$9.75
Income from Investment Operations:
Net investment income[1]	0.00		0.26		0.21	0.27	0.24	0.30
Net realized and unrealized gain (loss) on investments	1.02		0.84		(0.33)	0.82	2.19	0.89
Total from investment operations	1.02		1.10		(0.12)	1.09	2.43	1.19
Less Distributions From:
Net investment income	(0.01)		(0.31)		(0.28)	(0.27)	(0.18)	(0.21)
Capital gains	(0.01)		(0.41)		(0.38)	(0.63)	(0.16)	(0.04)
Total distributions	(0.02)		(0.72)		(0.66)	(0.90)	(0.34)	(0.25)
Net increase (decrease) in net asset value	1.00		0.38		(0.78)	0.19	2.09	0.94
Net Asset Value at end of period	$13.57		$12.57		$12.19	$12.97	$12.78	$10.69
Total Return (%)[3]	8.11	[4]	8.97		(0.91)	8.51	22.78	12.12
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,997		$23,442		$21,173	$22,799	$18,123	$7,160
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.00	[5]	0.00	[6,7]	0.00 [6,7]	0.30	0.30	0.30
After reimbursement of expenses by adviser (%)	0.00	[5]	0.00	[6,7]	0.00 [6,7]	0.20 [8]	0.30	0.30
Ratio of net investment income to average net assets (%)	0.00	[5]	2.08	[6]	1.57 [6]	2.02	1.98	2.90
Portfolio turnover (%)	5	[4]	6		13	133	215	86

[1] Based on average shares outstanding during the year.
[2] Amounts represent less than $0.005 per share.
[3] These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

[4] Not annualized.
[5] Annualized.
[6] Amount does not include income or expenses of the underlying Target Date Fund, nor the underlying expenses of the funds held by the Target Date Fund. See Note 1 for an explanation of the Fund organizational structure and current prospectus for more complete information regarding the charges and expenses for the Fund.

[7] Amounts represent less than 0.01%.
[8] Amount includes fees waived by adviser (see Note 3).

See accompanying Notes to Financial Statements.

10

Ultra Series Fund | June 30, 2017

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the investment company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company. The Trust is a series trust with, at the end of the period covered by this report, 14 investment portfolios (individually, a “Fund,” and collectively, the “Funds”), each with different investment objectives and policies. The Funds currently reporting within this book at the end of the period were the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds” or “Ultra Series Madison Target Retirement Funds” or “USF Target Date Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. The Target Date Funds only offer a single class of shares, Class I shares. The shares represent an interest in the assets of the respective Fund and identical voting, dividend, liquidation and other rights, and its proportional share of Fund level expenses. Shares are offered to the Group Variable Annuity Separate Accounts (“GVA Separate Accounts”) of CMFG Life Insurance Company (“CMFG Life”). The purchase of shares of the USF Target Date Funds is limited to separate accounts of insurance companies that exclusively support variable contracts that qualify as pension plan contracts under section 818(a) of the Internal Revenue Code (the “Code”). The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”).

Previously, the Ultra Series Madison Target Retirement Funds aimed to achieve their investment objectives by investing in the shares of the corresponding Madison Funds Target Retirement Fund series, other than cash required to process shareholder transactions. As of August 22, 2016, the Madison Funds Target Retirement Fund series were reorganized into the Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolio, respectively (collectively, the “GS Target Date Portfolios”), each which was a newly formed “shell” series of the Goldman Sachs Trust II.

The GS Target Date Portfolios’ principal investment objectives and strategies are substantially similar to those of the corresponding predecessor Madison Funds Target Retirement Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser of the GS Target Date Portfolios, and Madison Asset Management, LLC, serves as the subadvisor of the GS Target Date Portfolios. The predecessor Madison Funds Target Retirement Funds’ portfolio managers continue to manage the GS Target Date Portfolios.

As of June 30, 2017, the Ultra Series Madison Target Retirement 2020 Fund owned approximately 91.76% of the respective Goldman Sachs Target Date 2020 Portfolio, the Ultra Series Madison Target Retirement 2030 Fund owned approximately 95.07% of the respective Goldman Sachs Target Date 2030 Portfolio, the Ultra Series Madison Target Retirement 2040 Fund owned approximately 98.23% of the respective Goldman Sachs Target Date 2040 Portfolio, and the Ultra Series Madison Target Retirement 2050 Fund owned approximately 97.76% of the respective Goldman Sachs Target Date 2050 Portfolio. See also Appendix A, page 16 for the Portfolio of Investments, and Appendix B, page 18 for the Statements of Assets and Liabilities for the respective GS Target Date Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price.

Investments in shares of open-end mutual funds are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((the “NYSE”), usually 4:00 p.m. Eastern Standard Time), on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Date Funds primarily invest in Underlying Funds, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A Fund’s investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the

11

Ultra Series Fund | Notes to the Financial Statements (unaudited) - continued | June 30, 2017

nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded in is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2017, none of the Funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.
Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level 1 - unadjusted quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2017, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

12

Ultra Series Fund | Notes to the Financial Statements (unaudited) - continued | June 30, 2017

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/17

Fund
Ultra Series Madison Target
Retirement 2020: Goldman
Sachs Target Date 2020
Portfolio[1]	$48,264,074	$ –	$ –	$48,264,074
Ultra Series Madison Target
Retirement 2030: Goldman
Sachs Target Date 2030
Portfolio[1]	$72,566,073	$ –	$ –	$72,566,073
Ultra Series Madison Target
Retirement 2040: Goldman
Sachs Target Date 2040
Portfolio[1]	$49,438,599	$ –	$ –	$49,438,599
Ultra Series Madison Target
Retirement 2050: Goldman
Sachs Target Date 2050
Portfolio[1]	$25,044,562	$ –	$ –	$25,044,562
[1] Please refer to Appendix A of this report (page 16) for a list of underlying holdings of the GS Target Date Portfolio held by each respective Ultra Series Target Date Fund. For additional information on the underlying funds held by each respective GS Target Date Fund, including shareholder prospectuses and financial reports, please visit the GSAM website at www.GSAMFUNDS.com or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Recently Issued Accounting Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is reporting periods occurring after August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

3. MANAGEMENT AND SERVICES AGREEMENTS AND OTHER EXPENSES

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of each Fund’s average daily net assets. Effective with the launch of the Madison Funds Madison Target Date Funds (see Note 1), the Funds invested substantially all of their assets in these Madison Funds. In order to avoid charging duplicate fees, from August 30, 2014 through December 31, 2014, these fees were waived by the Investment Adviser. The Investment Adviser does not have the right to recoup any of these waived fees. In that same regard, effective January 1, 2015 through August 21, 2016, while each USF Target Date Fund invested substantially all of its assets in the underlying Madison Target Date Fund discussed above, the USF Target Date Funds did not pay any management fees to the Investment Adviser in recognition of the fees paid to the Adviser by the corresponding Madison Funds Madison Target Date Funds to avoid charging duplicate fees. Effective August 22, 2016, Goldman Sachs Asset Management L.P. (“GSAM”), the Investment Adviser of the GS Target Date Portfolios, charges 0.25% of each GS Target Date Portfolios average daily net assets. In order to avoid charging duplicate fees to the USF Target Date Funds, for as long as the USF Target Date Funds invest substantially all of their assets in the corresponding GS Target Date Portfolio, series of Goldman Sachs Trust II, sub-advised by Madison, no management fees will be paid by the USF Target Date Funds. This arrangement will remain in effect through at least August 22, 2018, and prior to such date, GSAM may not terminate the arrangements without the approval of the Board of Trustees of the GS Target Date Portfolios.

Services Agreement: The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% of each Fund’s average daily net assets. Effective with the launch of the Goldman Sachs Target Date Portfolios (See Note 1), the Funds invested substantially all of their assets in these Goldman Sachs Target Date Portfolios. Prior to August 21, 2016, the funds invested substantially all their assets in the Madison Funds Madison Target Date Funds. In order to avoid charging duplicate fees, from August 30, 2014 through December 31, 2014, these fees were waived by the Investment Adviser. The Investment Adviser does not have the right to recoup any of these waived fees. In that same regard, effective January 1, 2015 through August 21, 2016, while each USF Target Date Fund invested substantially all of its assets in the underlying Madison Target Date Fund discussed above, the USF Target Date Funds did not pay any service fees to the Investment Adviser in recognition of the fees paid to the Adviser by the corresponding Madison Funds Madison Target Date Funds to avoid charging duplicate fees. GSAM has agreed to limit its fees and expenses (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.024% of each GS Target Date Portfolio’s average daily net assets until February 28, 2018.

Other Expenses: In addition to the fees described above, the Trust is responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, overdrafts, any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board may change trustee fees paid at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the period ended June 30, 2017, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

Fund	Purchases	Sales
Ultra Series Madison Target Retirement 2020	$–	$4,397,695
Ultra Series Madison Target Retirement 2030	–	6,009,172
Ultra Series Madison Target Retirement 2040	1,284,435	3,450,325
Ultra Series Madison Target Retirement 2050	1,962,644	1,175,326

6. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2017. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2013 through December 31, 2016.

13

Ultra Series Fund | Notes to the Financial Statements (unaudited) - concluded | June 30, 2017

For the period ended December 31, 2016, there were no capital losses utilized for the Target Date Funds.

At June 30, 2017, the aggregate gross unrealized appreciation / depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Ultra Series Madison Target Retirement 2020	$3,690,987	$ –	$3,690,987
Ultra Series Madison Target Retirement 2030	10,630,957	–	10,630,957
Ultra Series Madison Target Retirement 2040	7,944,862	–	7,944,862
Ultra Series Madison Target Retirement 2050	3,947,883	–	3,947,883

7. INVESTMENT RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Target Date Funds are fund of funds, meaning that they invest primarily in the shares of the GS Target Date Portfolios, including exchange traded funds (“ETFs”). Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the GS Target Date Portfolios in which it invests; and the GS Target Date Portfolio’s performance, in turn, depends on the particular securities in which that Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the GS Target Date Portfolios in direct proportion to the allocation of their respective assets among the Funds.

Additionally, the Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the underlying fund selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These system, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cyber security breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as “unknown market risks.”While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

8. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2017 are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company. There were no affiliate’s investment for the period ended June 30, 2017.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

14

Ultra Series Fund | June 30, 2017

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you pay no transaction costs, but may indirectly (see Note 3) incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2017. Expenses paid during the period in the table below are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the Fund you own under the heading entitled “Actual” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio[1]	Expenses Paid During Period[1]
Ultra Series Target Retirement
2020 Fund	$1,000	$1,043.20	0.31%	$1.57
Ultra Series Target Retirement
2030 Fund	1,000	1,065.80	0.31%	$1.59
Ultra Series Target Retirement
2040 Fund	1,000	1,074.30	0.31%	$1.60
Ultra Series Target Retirement
2050 Fund	1,000	1,081.10	0.31%	$1.61

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the Funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Beginning Account Value	Ending Account Value	Annual Expense Ratio[1]	Expenses Paid During Period[1]
Fund
Ultra Series Target Retirement
2020 Fund	$1,000	$1,024.79	0.31%	$1.56
Ultra Series Target Retirement
2030 Fund	1,000	1,024.79	0.31%	$1.56
Ultra Series Target Retirement
2040 Fund	1,000	1,024.79	0.31%	$1.56
Ultra Series Target Retirement
2050 Fund	1,000	1,024.79	0.31%	$1.56

[1]Amounts include expenses of the underlying Target Date Fund, and the underlying expense of the funds held by the Target Date Fund. See Note 1 for an explanation of the Fund organizational structure, Note 3 for a description of the expense structure, and the current prospectus for more complete information regarding the charges and expenses of the Target Date Funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the group variable annuity contracts, or retirement and pension plans that use the Funds. The information provided in the hypothetical example table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC’s website at www.sec.gov and is also located in the Funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Management’s Economic Overview are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

15

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Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2017

APPENDIX A: GOLDMAN SACHS FUNDS: GOLDMAN SACHS TARGET DATE PORTFOLIOS SCHEDULES OF INVESTMENTS - Target Date Funds (unaudited) – June 30, 2017

Goldman Sachs Target Date 2020 Portfolio Schedule of Investments[1]

		Shares	Value
EXCHANGE TRADED FUNDS - 90.9%
Alternative Funds – 1.5%
PowerShares DB Gold Fund*		13,290	$526,683
PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio		16,849	265,877
			792,560
Bond Funds – 60.8%
iShares 20+ Year Treasury Bond ETF		12,665	1,584,645
iShares 7-10 Year Treasury Bond ETF		44,579	4,752,567
Schwab Intermediate-Term U.S. Treasury ETF		176,122	9,505,304
Schwab U.S. TIPS ETF		71,855	3,956,336
Vanguard Long-Term Corporate Bond ETF		25,445	2,374,019
Vanguard Short-Term Corporate Bond ETF		118,762	9,505,711
Vanguard Short-Term Inflation-Protected Securities ETF		5,374	264,562
			31,943,144
Foreign Stock Funds – 10.3%
iShares Edge MSCI Minimum Volatility EAFE ETF		15,273	1,057,503
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		9,515	527,131
Vanguard FTSE All-World ex-U.S. ETF		42,248	2,113,667
Vanguard FTSE Europe ETF		23,971	1,321,761
WisdomTree Japan Hedged Equity Fund		7,633	396,916
			5,416,978
Stock Funds – 18.3%
iShares Core S&P 500 ETF		21,654	5,270,800
iShares Core S&P Mid-Cap ETF		9,080	1,579,466
PowerShares S&P 500 Quality Portfolio		18,987	530,877
Schwab U.S. Dividend Equity ETF		8,801	396,925
Vanguard Financials ETF		12,659	791,820
Vanguard Growth ETF		4,162	528,741
Vanguard Health Care ETF		1,779	262,171
Vanguard Information Technology ETF		1,880	264,779
			9,625,579
TOTAL EXCHANGE TRADED FUNDS (Cost $45,423,792)			47,778,261
INVESTMENT COMPANIES – 4.5%
RidgeWorth Seix Floating Rate High Income Fund		242,652	2,113,502
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		16,534	263,549
TOTAL INVESTMENT COMPANIES (Cost $2,385,613)			2,377,051
TOTAL INVESTMENTS – 95.4% (Cost $47,809,405)			50,155,312
OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%			2,443,015
NET ASSETS – 100.0%			$52,598,327

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange
Commission’s website at http://www.sec.gov
*	Non-income producing security.
Investment Abbreviations:
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Securities

Goldman Sachs Target Date 2030 Portfolio Schedule of Investments[1]

		Shares	Value
EXCHANGE TRADED FUNDS – 92.7%
Alternative Funds – 2.0%
PowerShares DB Gold Fund*		28,959	$1,147,645
PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio		24,625	388,583
			1,536,228
Bond Funds – 34.6%
iShares 20+ Year Treasury Bond ETF		18,357	2,296,828
iShares 7-10 Year Treasury Bond ETF		50,257	5,357,899
Schwab Intermediate-Term U.S. Treasury ETF		148,914	8,036,889
Schwab U.S. TIPS ETF		55,547	3,058,418
Vanguard Long-Term Corporate Bond ETF		12,280	1,145,724
Vanguard Short-Term Corporate Bond ETF		81,288	6,506,291
			26,402,049
Foreign Stock Funds – 20.1%
iShares Edge MSCI Minimum Volatility EAFE ETF		44,274	3,065,532
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		31,032	1,719,173
Vanguard FTSE All-World ex-U.S. ETF		114,810	5,743,944
Vanguard FTSE Europe ETF		66,032	3,641,004
WisdomTree Japan Hedged Equity Fund		22,126	1,150,552
			15,320,205
Stock Funds - 36.0%
iShares Core S&P 500 ETF		69,121	16,824,743
iShares Core S&P Mid-Cap ETF		26,323	4,578,886
PowerShares S&P 500 Quality Portfolio		41,193	1,151,756
Schwab U.S. Dividend Equity ETF		29,703	1,339,605
SPDR S&P Homebuilders ETF		9,992	384,992
Vanguard Financials ETF		21,361	1,336,131
Vanguard Growth ETF		7,525	955,976
Vanguard Health Care ETF		3,868	570,027
Vanguard Information Technology ETF		2,697	379,845
			27,521,961
TOTAL EXCHANGE TRADED FUNDS (Cost $65,173,042)			70,780,443
INVESTMENT COMPANIES - 2.5%
RidgeWorth Seix Floating Rate High Income Fund		175,857	1,531,713
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		24,037	383,152
TOTAL INVESTMENT COMPANIES (Cost $1,861,203)			1,914,865
TOTAL INVESTMENTS - 95.2% (Cost $67,034,245)			72,695,308
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%			3,632,987
NET ASSETS - 100.0%			$76,328,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
1	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov
*	Non-income producing security.
Investment Abbreviations:
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Securities

16

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Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2017

APPENDIX A: MADISON FUNDS: MADISON TARGET DATE FUNDS PORTFOLIOS OF INVESTMENTS - Master Funds (unaudited) - June 30, 2017 - continued

Goldman Sachs Target Date 2040 Portfolio Schedule of Investments[1]

		Shares	Value
EXCHANGE TRADED FUNDS - 93.9%
Alternative Funds - 2.0%
PowerShares DB Gold Fund*		19,122	$757,805
PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio		16,126	254,468
			1,012,273
Bond Funds - 25.6%
iShares 20+ Year Treasury Bond ETF		12,122	1,516,705
iShares 7-10 Year Treasury Bond ETF		28,445	3,032,522
Schwab Intermediate-Term U.S. Treasury ETF		79,602	4,296,120
Schwab U.S. TIPS ETF		18,340	1,009,800
Vanguard Long-Term Corporate Bond ETF		2,703	252,190
Vanguard Short-Term Corporate Bond ETF		34,732	2,779,949
			12,887,286
Foreign Stock Funds - 23.6%
iShares Edge MSCI Minimum Volatility EAFE ETF		29,235	2,024,231
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		25,045	1,387,493
Vanguard FTSE All-World ex-U.S. ETF		85,920	4,298,578
Vanguard FTSE Europe ETF		57,372	3,163,492
WisdomTree Japan Hedged Equity Fund		19,481	1,013,012
			11,886,806
Stock Funds - 42.7%
iShares Core S&P 500 ETF †		51,866	12,624,703
iShares Core S&P Mid-Cap ETF		20,279	3,527,532
PowerShares S&P 500 Quality Portfolio		36,238	1,013,214
Schwab U.S. Dividend Equity ETF		25,197	1,136,385
SPDR S&P Homebuilders ETF		6,601	254,337
Vanguard Financials ETF		16,170	1,011,433
Vanguard Growth ETF		6,940	881,658
Vanguard Health Care ETF		4,287	631,775
Vanguard Information Technology ETF		2,691	379,000
			21,460,037
TOTAL EXCHANGE TRADED FUNDS (Cost $42,885,634)			47,246,402
INVESTMENT COMPANIES - 1.5%
RidgeWorth Seix Floating Rate High Income Fund		57,790	503,351
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		15,720	250,575
TOTAL INVESTMENT COMPANIES (Cost $649,779)			753,926
TOTAL INVESTMENTS - 95.4% (Cost $43,535,413)			48,000,328
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%			2,327,898
NET ASSETS - 100.0%			$50,328,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

1	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov
*	Non-income producing security.
†	The annual report and prospectus for the iShares Core S&P 500 ETF Trust can be found at https://www.ishares.com/us/library
Investment Abbreviations:
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Securities

Goldman Sachs Target Date 2050 Portfolio Schedule of Investments[1]

		Shares	Value
EXCHANGE TRADED FUNDS - 95.3%
Alternative Funds - 2.0%
PowerShares DB Gold Fund*		9,765	$386,987
PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio		8,243	130,074
			517,061
Bond Funds - 16.6%
iShares 20+ Year Treasury Bond ETF		6,196	775,244
iShares 7-10 Year Treasury Bond ETF		6,058	645,843
Schwab Intermediate-Term U.S. Treasury ETF		38,296	2,066,835
Schwab U.S. TIPS ETF		2,330	128,290
Vanguard Short-Term Corporate Bond ETF		8,070	645,923
			4,262,135
Foreign Stock Funds - 27.3%
iShares Edge MSCI Minimum Volatility EAFE ETF		14,944	1,034,723
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		15,129	838,147
Vanguard FTSE All-World ex-U.S. ETF		49,085	2,455,722
Vanguard FTSE Europe ETF		36,364	2,005,111
WisdomTree Japan Hedged Equity Fund		12,447	647,244
			6,980,947
Stock Funds - 49.4%
iShares Core S&P 500 ETF†		29,693	7,227,573
iShares Core S&P Mid-Cap ETF		12,587	2,189,508
PowerShares Buyback Achievers Portfolio		2,425	130,150
PowerShares S&P 500 Quality Portfolio		18,508	517,484
Schwab U.S. Dividend Equity ETF		15,728	709,333
SPDR S&P Homebuilders ETF		3,372	129,923
Vanguard Financials ETF		9,296	581,465
Vanguard Growth ETF		4,057	515,401
Vanguard Health Care ETF		2,630	387,583
Vanguard Information Technology ETF		1,832	258,019
			12,646,439
TOTAL EXCHANGE TRADED FUNDS (Cost $21,796,768)			24,406,582
INVESTMENT COMPANY - 0.5%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $76,318)		8,063	128,526

TOTAL INVESTMENTS - 95.8% (Cost $21,873,086)			24,535,108
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%			1,083,509
NET ASSETS - 100.0%			$25,618,617

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
1	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov
*	Non-income producing security.
†	The annual report and prospectus for the iShares Core S&P 500 ETF Trust can be found at https://www.ishares.com/us/library
Investment Abbreviations:
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Securities

17

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Ultra Series Funds | Other Information (unaudited) - concluded | June 30, 2017

APPENDIX B: GOLDMAN SACHS FUNDS: GOLDMAN SACHS TARGET DATE FUNDS STATEMENTS OF ASSETS AND LIABILITIES (unaudited) - June 30, 2017

	Target Date 2020 Portfolio	Target Date 2030 Portfolio	Target Date 2040 Portfolio	Target Date 2050 Portfolio

Assets:
Investments, at value (cost $47,809,405, $67,034,245, $43,535,413 and $21,873,086)	$50,155,312	$72,695,308	$48,000,328	$24,535,108
Cash	2,687,397	3,949,891	2,624,500	1,345,190
Receivables:
Investments sold	1,428,983	831,586	787,481	759,779
Dividends and interest	13,852	17,140	11,588	4,862
Fund shares sold	1,090	1,012	2,297	1,753
Reimbursement from investment adviser	1,082	–	–	–
Other assets	3,470	4,839	3,148	1,531
Total assets	54,291,186	77,499,776	51,429,342	26,648,223
Liabilities:
Payables:
Investments purchased	1,472,591	952,925	883,421	813,459
Management fees	10,948	15,709	10,361	5,274
Distribution and Service fees and Transfer Agency fees	893	1,349	853	451
Accrued expenses	208,427	201,498	206,481	210,422
Total liabilities	1,692,859	1,171,481	1,101,116	1,029,606
Net Assets:
Paid-in capital	47,835,991	64,125,687	40,952,211	21,613,841
Undistributed net investment income	395,018	612,293	412,208	210,030
Accumulated net realized gain	2,021,411	5,929,252	4,498,892	1,132,724
Net unrealized gain	2,345,907	5,661,063	4,464,915	2,662,022
NET ASSETS	$52,598,327	$76,328,295	$50,328,226	$25,618,617
Net Assets:
Class A	$15,893	$209,226	$12,449	$47,569
Institutional	10,338	10,698	10,849	11,005
Service	10,293	10,651	10,801	10,957
Class IR	10,324	47,053	31,519	20,073
Class R	10,280	21,698	22,799	10,968
Class R6	52,541,199	76,028,969	50,239,809	25,518,045
Total Net Assets.	$52,598,327	$76,328,295	$50,328,226	$25,618,617
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,623	20,819	1,257	4,605
Institutional	1,054	1,061	1,094	1,063
Service	1,052	1,059	1,092	1,062
Class IR	1,053	4,671	3,179	1,941
Class R	1,051	2,159	2,306	1,064
Class R6	5,353,688	7,544,258	5,061,485	2,465,891
Net asset value, offering and redemption price per share:(a)
Class A	$9.79	$10.05	$9.90	$10.33
Institutional	9.81	10.08	9.92	10.35
Service	9.79	10.06	9.90	10.32
Class IR	9.80	10.07	9.92	10.34
Class R	9.78	10.05	9.89	10.31
Class R6	9.81	10.08	9.93	10.35

(a) Maximum public offering price per share for Class A Shares of the Target Date 2020, Target Date 2030, Target Date 2040, and Target Date 2050 Portfolios is $10.36, $10.63, $10.48 and $10.93, respectively.

SEC File Number: 811-04815

18

Goldman Sachs Funds

Semi-Annual Report	April 30, 2017

Target Date Portfolios
Target Date 2020
Target Date 2025
Target Date 2030
Target Date 2035
Target Date 2040
Target Date 2045
Target Date 2050
Target Date 2055

Goldman Sachs Target Date Portfolios

• TARGET DATE 2020

• TARGET DATE 2025

• TARGET DATE 2030

• TARGET DATE 2035

• TARGET DATE 2040

• TARGET DATE 2045

• TARGET DATE 2050

• TARGET DATE 2055

TABLE OF CONTENTS
Market Review	1
Portfolio Management Discussions and Performance Summaries	6
Schedules of Investments	30
Financial Statements	38
Financial Highlights	48
Notes to Financial Statements	64
Other Information	78

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

tdf2017saedgarize.htm - Generated by SEC Publisher for SEC Filing

MARKET REVIEW
Target Date Portfolios

Market Review

U.S., international and emerging markets equities posted solid gains during the six-month period ended April 30, 2017 (the “Reporting Period”). Although the broad U.S. fixed income market produced slightly negative returns, spread, or non-government bond, sectors generally advanced.

U.S. Equities

When the Reporting Period began in November 2016, U.S. equities sold off ahead of the presidential election but surged higher after the surprise result on anticipation of a potentially pro-growth effect from the incoming Administration’s fiscal stimulus plan. In December 2016, the Federal Reserve (“Fed”) raised interest rates 0.25% as had largely been anticipated, and set a more hawkish hike path for 2017, causing equities to decline, albeit modestly, following the announcement. (Hawkish implies higher interest rates; opposite of dovish.)

In January 2017, U.S. equities rallied to new highs on the prospect of deregulation following executive orders on oil pipelines and on optimism around infrastructure spending after a $1 trillion proposal from Senate Democrats made headlines. Despite political uncertainty and concerns about protectionism, U.S. equities continued to advance in February 2017 amid “risk on” sentiment due to potential U.S. tax reform and deregulation as well as stronger economic data. In March 2017, the Fed raised interest rates another 0.25%, while maintaining its projections for three rate hikes in 2017. However, a seemingly cautious stance on the future path of monetary tightening from the Fed chair and the presence of a dissenter on the Fed’s policy-making committee led to a dovish market reaction. Political risks subsequently drove U.S. equities lower as Republicans in the House of Representatives struggled to schedule a vote on health care legislation.

The U.S. equity market initially fell in April 2017 as minutes from the Fed’s March meeting indicated policymakers were worried that stocks were overvalued. Economic activity and inflation data also appeared to be moderating. The U.S. gross domestic product (“GDP”) grew at an annualized rate of just 0.7% during the first calendar quarter, while in April 2017, the Institute for Supply Management manufacturing index edged lower and the Core Personal Consumption Expenditures (“PCE”) Index (which excludes food and energy expenditures) decreased. However, the unemployment rate fell to 4.4%, while the Employment Cost Index (“ECI”) reached its highest level since 2007. (The ECI is a quarterly report from the U.S. Department of Labor that details changes in the costs of labor, such as wages and benefits.) On the political front, a setback suffered by the House Republicans in their first attempt to pass health care legislation tempered optimism about fiscal policy, but an ambitious tax reform proposal from the White House lifted market sentiment. In addition, first-round results in France’s presidential election, which were widely interpreted by investors as pro-market, buoyed global equities broadly. Strong first quarter 2017 corporate earnings results also supported equity performance.

For the Reporting Period overall, the broad U.S. equity market, as represented by the S&P 500® Index, returned 13.32%, with all its 11 sectors generating positive returns. Financials, industrials and materials were the best performing sectors in the S&P 500® Index during the Reporting Period. The weakest performing sectors in the S&P 500® Index during the Reporting Period were energy, consumer staples and telecommunication services.

In terms of market capitalization, small-cap stocks outperformed large-cap stocks. The Russell 2000® Index, which measures the small-cap universe, returned 18.37% during the Reporting Period. In the style arena, growth stocks outperformed value stocks overall. The Russell 1000®

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MARKET REVIEW

Growth Index, representing large-cap growth stocks, rose 15.23% during the Reporting Period, while the Russell 1000® Value Index, representing large-cap value stocks, returned 11.69%.

Internationial Equities

Soon after the Reporting Period began in early November 2016, international equities rallied on the unexpected outcome of the U.S. presidential election. Investors appeared optimistic about the potential pro-growth effect of the incoming Administration’s fiscal stimulus plan. That said, U.S. dollar appreciation against local currencies detracted from their U.S. dollar performance. International equities then saw a strong advance during an eventful December 2016, with the resignation of Italy’s prime minister after voters’ rejection of its constitutional referendum, the Fed’s interest rate hike, and the European Central Bank’s (“ECB”) decision to slow its monthly pace of quantitative easing while extending its program to the end of 2017.

International equities continued their rally in early January 2017 on the prospect of deregulation following executive orders on oil pipelines and optimism around infrastructure spending. However, international equity markets subsequently retreated on political uncertainty and protectionism concerns. In February 2017, international equities were buoyed by “risk on” sentiment owing to potential U.S. tax reform and deregulation as well as on strong economic data. In March 2017, the Fed raised U.S. interest rates for the third time since the 2008 global financial crisis. However, a seemingly cautious stance on the future path of monetary tightening from the Fed chair and the presence of a dissenter on the Fed’s policy-making committee led to a dovish market reaction and the appreciation of the Japanese yen, despite the Bank of Japan (“BoJ”) maintaining its policy rate. Meanwhile, the ECB kept its monetary policy unchanged at its March 2017 meeting but revised its economic growth and inflation forecasts upwards. Equity markets interpreted the positive economic assessment as hawkish, sparking concerns around the sequencing of the ECB’s policy steps — namely, whether interest rates might rise before quantitative easing ends.

In April 2017, first-round results in France’s presidential election, which were widely interpreted by investors as pro-market, buoyed global equities broadly. Strong first quarter 2017 corporate earnings results and a firm economic backdrop were also supportive for equity markets. A health care bill setback tempered U.S. policy optimism, but an ambitious tax reform proposal from the White House subsequently lifted market sentiment. Japanese equities were initially hurt by a strong yen, which rose amid the political uncertainty and geopolitical tensions around the world. Various geopolitical events, such as a North Korean ballistic missile launch, a U.S. airstrike in Syria and terrorism in Russia all contributed negatively to investor sentiment. However, Japanese equities bounced back as yen strength faded with recovering global risk appetite.

For the Reporting Period as a whole, international equities, as measured by the MSCI Europe, Australasia, Far East (“EAFE”) Index (Net, USD, Unhedged) (the “MSCI EAFE Index”), posted a return of 11.47%.* Financials, information technology and industrials were the best performing sectors in the MSCI EAFE Index. The weakest performing sectors in the MSCI EAFE Index during the Reporting Period were telecommunication services, utilities and real estate.

From a country perspective, China, Austria and Sweden were the best performing individual constituents of the MSCI EAFE Index during the Reporting Period. New Zealand was the weakest individual country constituent in the MSCI EAFE Index during the Reporting Period and the only one to post a negative return, followed by Israel, Japan and Norway.

*All index returns are expressed in U.S. dollar terms.

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MARKET REVIEW

Emerging Markets Equities

In early November 2016, soon after the Reporting Period started, emerging markets equities fell sharply following the unexpected outcome of the U.S. presidential election due to headwinds from the resulting rise in U.S. Treasury rates and the U.S. dollar. Concerns of protectionist U.S. trade and immigration policies also weighed on emerging markets equities. In December 2016, emerging markets equities remained weak, as the Fed hiked interest rates 0.25% and set a more hawkish tone for its 2017 hike path.

Despite the political uncertainty and protectionism concerns arising from the new U.S. Administration in January 2017, emerging markets equities were buoyed by optimism about economic growth, owing to strong economic data and rising metal and soft commodity prices. February 2017 was another month of positive performance for emerging markets equities, as investors continued to assess the outlook for potential tax reform, deregulation and other fiscal policies out of the new U.S. Administration. Indian equities were a standout performer, as a pragmatic Union Budget and a strong third quarter 2016 GDP number were supportive of risk sentiment, particularly following India’s November 2016 demonetization move. (On November 8, 2016, India’s prime minister announced that 86% of the country’s currency would be rendered null and void in 50 days. It was posited as a move to crackdown on corruption and the country’s booming under-regulated and virtually untaxed grassroots economy, but was also being used as a driver to get millions of Indians onto the country’s official economic grid — many for the first time. The crackdown saw all 500 and 1,000 rupee notes — the country’s most popular currency denominations — removed from circulation, while a new 2,000 rupee note was added. Five hundred rupees is roughly the equivalent of $7.50.)

In March 2017, the Fed raised interest rates for the third time since the 2008 global financial crisis. However, a seemingly cautious stance on its future path of monetary tightening from the Fed chair and the presence of a dissenter on the Fed’s policy-making committee led to a dovish market reaction. Mexico was the best performing country within emerging markets equities in March 2017, buoyed by peso appreciation following a fourth consecutive rate hike by its central bank, Banxico.

In April 2017, emerging markets equities rallied, as global risk sentiment was buoyed by the results of the first round in the French presidential election, which were widely interpreted as pro-market by investors. Emerging markets equities were also driven by a weak U.S. dollar during the month. Despite tighter regulation in its banking sector, Chinese equities were buoyed by a strong first quarter 2017 GDP growth rate, which came in at 6.9% year over year and beat consensus expectations. Turkish equities saw a strong rally, as the Turkish lira strengthened on the back of a successful constitutional reform referendum. Russian equities fell with a depreciating Russian ruble, as the country’s central bank cut its policy rate 0.50%. Latin American equity markets were the underperformers among emerging markets stocks despite continued easing from their central banks, as they faced headwinds from declining commodity prices.

Emerging markets equities, as represented by the MSCI Emerging Markets Index (Net, USD, Unhedged) (the “MSCI EM Index”), generated a return of 8.88%* during the Reporting Period. The best performing sectors in the MSCI EM Index were information technology, materials and financials. Health care, utilities and consumer staples were the weakest sectors in the MSCI EM Index during the Reporting Period, with health care the only sector in the MSCI EM Index to post a negative return.

*All index returns are expressed in U.S. dollar terms.

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MARKET REVIEW

From a country perspective, Poland, Greece and South Korea were the best performing individual constituents of the MSCI EM Index for the Reporting Period. Conversely, Egypt was by far the weakest individual country constituent of the MSCI EM Index, followed at some distance by the Philippines, Indonesia and the Czech Republic, which also significantly lagged the MSCI EM Index during the Reporting Period.

Fixed Income Markets

During November 2016, when the Reporting Period began, spread sectors were volatile. Investor sentiment was dominated by the results of the U.S. presidential election, which appeared to change expectations for future fiscal and regulatory policy. More specifically, investors appeared to anticipate fiscal stimulus, a looser regulatory agenda and a faster pace of Fed monetary policy tightening. Global interest rates rose, and the U.S. dollar appreciated versus other developed markets and emerging markets currencies. Meanwhile, the U.S. economy continued to strengthen, with strong jobs growth and increased consumer spending reported. In December 2016, spread sectors advanced, outpacing U.S. Treasury securities. Mid-month, the Fed hiked short-term interest rates, which resulted in a further rise in U.S. Treasury yields, with a notable increase in shorter-term yields and additional appreciation in the U.S. dollar. In Europe, the ECB announced it would reduce its monthly pace of asset purchases starting in April 2017 but stated it would extend its quantitative easing program to the end of 2017. On the political front, Italy voted to reject its constitutional reforms, while the outcome of Austria’s election defied the populist tide that had claimed victories in the U.K. and U.S. during 2016. In the fourth calendar quarter overall, the Japanese economy expanded by 1.2%, annualized, from the previous calendar quarter.

During the first quarter of 2017, government bond sectors sold off and spread sectors generally posted gains. Investors focused on the prospect of pro-growth policies from the new U.S. Administration, which helped boost business and consumer sentiment to near record levels, and also on the positive impact of earlier fiscal stimulus in China. Global purchasing managers’ indices pointed to solid expansion across the largest global economies, the U.S. in particular. In Europe, economic data strengthened and political risk remained contained, as markets weathered the official start of Brexit negotiations. (Brexit refers to the U.K.’s efforts to exit the European Union.) The far right lost to centrists in the Netherlands’ election. In France, polls reflected a relatively low chance of victory for the far-right candidate in its then-upcoming presidential vote. Monetary policy presented few surprises during the first calendar quarter, as the ECB, BoJ and Bank of England kept policy unchanged. In March 2017, the ECB raised its economic growth and inflation forecast. The same month, Fed policymakers hiked interest rates. Minutes from the meeting suggested the Fed might start reducing its balance sheet near the end of 2017. The U.S. dollar weakened versus many global currencies during the first calendar quarter.

In April 2017, spread sectors generated positive returns. Investor sentiment was buoyed by the results of the first round of voting in France’s presidential election, a strong start to the corporate earnings season and optimism about the potential of fiscal expansion in the U.S. Although U.S. economic activity and inflation data moderated during the month, the labor market remained strong, with employment gains and steady wage growth. In Europe, positive economic data partly offset the impact on the European credit markets of reduced ECB asset purchases. Meanwhile, U.K. markets showed little reaction to the commencement of the Brexit process. The U.S. dollar weakened versus other developed markets and emerging markets currencies during April 2017.

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MARKET REVIEW

The broad U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, produced a return of -0.67% for the Reporting Period overall. However, spreads sectors generally advanced. High yield corporate bonds and sovereign emerging markets debt recorded solid gains, outperforming U.S. Treasuries. Investment grade corporate bonds also outpaced U.S. Treasuries. In addition, agency securities, commercial mortgage-backed securities, asset-backed securities and mortgage-backed securities outperformed U.S. Treasuries, though more modestly. The U.S. Treasury yield curve flattened slightly during the Reporting Period, as yields on longer- and intermediate-term maturities rose less than yields on shorter-term maturities. The yield on the bellwether 10-year U.S. Treasury rose approximately 16 basis points to end the Reporting Period at 1.99%. (A basis point is 1/100th of a percentage point. A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.)

Looking Ahead

At the end of the Reporting Period, we believed the macro environment remained supportive of fixed income assets geared to economic growth. In our view, developed markets are leading a synchronized global expansion, and financial conditions overall are easy, as evidenced by the strong performance of the equities markets and the accessibility of credit. That said, at the end of the Reporting Period, we thought investors might have become complacent. In the U.S., sentiment is running ahead of hard data, while interest rates are, in our view, too low and financial conditions too loose for the Fed’s projected policy tightening. In addition, we did not see much risk premium overall in the fixed income markets at the end of the Reporting Period that would reflect the potential impact of central bank tapering of quantitative easing measures, political strains in Europe or risks in China’s financial sector. Nevertheless, we do not anticipate an upheaval in the markets in the near term.

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PORTFOLIO RESULTS
Goldman Sachs Target Date 2020 Portfolio,
Goldman Sachs Target Date 2025 Portfolio,
Goldman Sachs Target Date 2030 Portfolio,
Goldman Sachs Target Date 2035 Portfolio,
Goldman Sachs Target Date 2040 Portfolio,
Goldman Sachs Target Date 2045 Portfolio,
Goldman Sachs Target Date 2050 Portfolio and
Goldman Sachs Target Date 2055 Portfolio

Investment Process and Principal Strategies
The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2025 Portfolio, the Goldman Sachs Target
Date 2030 Portfolio, the Goldman Sachs Target Date 2035 Portfolio, the Goldman Sachs Target Date 2040 Portfolio, the
Goldman Sachs Target Date 2045 Portfolio, the Goldman Sachs Target Date 2050 Portfolio and the Goldman Sachs Target
Date 2055 Portfolio (collectively, the “Portfolios” or individually, a “Portfolio”) seek to provide capital appreciation and current income consistent with each respective Portfolio’s current asset allocation. The Portfolios employ asset allocation strategies designed for investors who plan to retire and to begin gradually withdrawing their investment beginning in approximately 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 (respectively, the “Target Dates”). The Portfolios generally seek to achieve their investment objective by investing in shares of exchange-traded funds (“ETFs”) and other registered investment companies (collectively, the “Underlying Funds”), according to an asset allocation strategy developed by Madison Asset Management, LLC, the sub-adviser, which is unaffiliated with Goldman Sachs Asset Management, L.P., the investment adviser for the Portfolios.

Portfolio Management Discussion and Analysis

Below, the Madison Asset Management, LLC portfolio management team, the Portfolios’ sub-adviser, discusses the Portfolios’ performance and positioning for the six-month period ended April 30, 2017 (the “Reporting Period”).

Q	How did the Portfolios perform during the Reporting Period?

A	Goldman Sachs Target Date 2020 Portfolio — During the Reporting Period, the Target Date 2020 Portfolio’s Class A, Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 3.60%, 3.75%, 3.46%, 3.69%, 3.41% and 3.75%, respectively. These returns compare to the 5.83% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2020 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2025 Portfolio — During the Reporting Period, the Target Date 2025 Portfolio’s Class A, Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 5.69%, 5.94%, 5.75%, 5.88%, 5.60% and 6.04%, respectively. These returns compare to the 6.85% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2025 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2030 Portfolio — During the Reporting Period, the Target Date 2030 Portfolio’s Class A, Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 7.01%, 7.20%, 7.01%, 7.14%, 6.85% and 7.21%, respectively. These returns compare to the 7.79% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2030 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2035 Portfolio — During the Reporting Period, the Target Date 2035 Portfolio’s Class A, Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 7.59%, 7.95%, 7.66%, 7.79%, 7.50% and 7.95%, respectively. These returns compare to the 8.56% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2035 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2040 Portfolio — During the Reporting Period, the Target Date 2040 Portfolio’s Class A,

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PORTFOLIO RESULTS

Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 8.36%, 8.72%, 8.31%, 8.55%, 8.26% and 8.61%, respectively. These returns compare to the 9.42% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2040 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2045 Portfolio — During the Reporting Period, the Target Date 2045 Portfolio’s Class A, Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 8.95%, 9.20%, 8.92%, 9.15%, 8.87% and 9.31%, respectively. These returns compare to the 10.04% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2045 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2050 Portfolio — During the Reporting Period, the Target Date 2050 Portfolio’s Class A ,Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 9.77%, 10.03%, 9.74%, 9.97%, 9.68% and 10.03%, respectively. These returns compare to the 10.57% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2050 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2055 Portfolio — During the Reporting Period, the Target Date 2055 Portfolio’s Class A, Institutional, Service, IR, R and R6 Shares generated cumulative total returns of 10.26%, 10.48%, 10.30%, 10.43%, 10.14% and 10.48%, respectively. These returns compare to the 11.02% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2055 Index (Total Return, Unhedged, USD) during the same period.

Q	What key factors affected the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the Portfolios benefited from our asset allocation decisions to favor certain asset classes through the Underlying Funds. Security selection produced mixed results during the Reporting Period.

Q	How did the Portfolios’ asset allocations affect performance during the Reporting Period?

A	Within the Portfolios’ strategic allocations, our preference for U.S. equities over international equities added to returns, as U.S. stocks outperformed international stocks during the Reporting Period. Within U.S. equities, the Portfolios benefited from our decision to modestly increase tactical exposure to U.S. small-cap stocks. Tactical overweights to the regional banking and homebuilders industries and a tactical overweight to companies in the industrials sector also contributed positively to performance. Conversely, the Portfolios’ allocations to dividend-paying stocks, which tend to be interest-rate sensitive, detracted from results, as interest rates rose during the Reporting Period.

Within international equities, our slight preference for the developed markets versus the emerging markets helped the Portfolios’ performance. More specifically, the Portfolios benefited from their overweighted exposure to European equities. On the other hand, allocations to exchange-traded funds (“ETFs”) that emphasize lower volatility detracted from performance.

Within fixed income, the Portfolios’ bias toward U.S. Treasury securities, especially those of longer duration, hindered results. However, tactical allocations to high yield loans and an overweight in corporate credit added to returns as spreads (or yield differentials) narrowed between U.S. Treasury securities and corporate bonds of comparable maturity. Corporate bond prices held up better than U.S. Treasury prices as interest rates rose during the Reporting Period, while high yield loans tend to be less sensitive than other asset classes to rising interest rates.

Our tactical allocation to commodities versus U.S. equities detracted slightly from the Portfolios’ performance during the Reporting Period.

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PORTFOLIO RESULTS

Q	Did the Underlying Funds help or hurt the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the Portfolios’ Underlying Funds generated mixed results.

Within the Portfolios’ equity-related Underlying Funds, tactical overweights to certain sectors added to overall performance. More specifically, the SPDR® S&P® Regional Banking ETF, the SPDR® S&P® Homebuilders ETF and the Industrial Select Sector SPDR® Fund made the largest positive contributions to the Portfolios’ overall performance. In addition, the Portfolios benefited from iShares Core® S&P Mid-Cap ETF’s approximately 40% weighting in U.S. small-cap stocks. Within international equities, the Vanguard FTSE Europe ETF and the WisdomTree Europe Hedge Equity Fund added to returns. Detractors included the Schwab U.S. Dividend Equity ETF. The decision to manage downside risk by purchasing low volatility ETFs rather than pure broad market ETFs detracted slightly from performance amid strong “risk on” market sentiment during the Reporting Period. ETFs that emphasized lower volatility were iShares® Edge MSCI Min Vol EAFE ETF and iShares® Edge MSC IMin Vol Emerging Markets ETF.

Of the Portfolios’ fixed income-related Underlying Funds, the PowerShares Senior Loan ETF and the Vanguard Short-Term Corporate Bond ETF bolstered returns. Conversely, exposures to the iShares® 7-10 Year Treasury Bond ETF and the iShares® 20+ Year Treasury Bond ETF hurt performance.

The PowerShares DB Gold ETF, representing the Portfolios’ tactical allocation to commodities, generated negative returns, as interest rates rose and gold prices fell during the Reporting Period.

Q	How did the Portfolios use derivatives and similar instruments during the Reporting Period?

A	The Portfolios do not directly invest in derivatives. However, during the Reporting Period, some of the Underlying Funds may have used derivatives to allow them to track their respective benchmark indices with more precision. These included options, forwards, futures, swaps, structured securities and other derivative instruments.

Q	What changes did you make to the Portfolios’ strategic allocations during the Reporting Period?

A	During the Reporting Period, we decided to increase the Portfolios’ strategic allocations to international equities and to reduce their strategic allocations to U.S. equities. As uncertainty about Brexit eased during the Reporting Period, we believed international equities had become more attractive than U.S. equities. (Brexit refers to the U.K.’s efforts to exit the European Union.)

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	In the near term, we expect to see low returns from virtually all asset classes. Therefore, we believe managing risk is likely to be of greater importance going forward. We plan to maintain a defensive posture in the Portfolios, with a continued emphasis on seeking to generate strong risk-adjusted returns. Overall, at the end of the Reporting Period, the Portfolios’ strategic allocations were generally closer to neutral relative to the glide paths of their respective Target Dates than they were at the beginning of the Reporting Period. (Glide path refers to a formula that defines the asset allocation mix of a target date portfolio, based on the number of years to the target date. The glide path creates an asset allocation that becomes more conservative the closer a portfolio gets to the target date.)

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FUND BASICS

Target Date 2020 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW

		S&P Target Date To 2020 (Total Return, Unhedged, USD)[2]
	Portfolio Total Return (based on NAV)[1]
November 1, 2016–April 30, 2017

Class A	3.60%	5.83%
Institutional	3.75	5.83
Service	3.46	5.83
Class IR	3.69	5.83
Class R	3.41	5.83
Class R6	3.75	5.83

[1] The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2] The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

Effective August 22, 2016, the Madison Target Retirement 2020 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

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FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 3/31/17	One Year	Five Years	Since Inception	Inception Date

Class A	N/A	N/A	-4.31%	8/22/16
Institutional	N/A	N/A	1.46	8/22/16
Service	N/A	N/A	1.18	8/22/16
Class IR	N/A	N/A	1.41	8/22/16
Class R	N/A	N/A	1.02	8/22/16
Class R6	5.45%	6.08%	2.64	10/01/07

[3] The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2020 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS [4]

	Net Expense Ratio (Current)		Gross Expense Ratio (Before Waivers)

Class A		0.91%		1.43%
Institutional		0.51		1.03
Service		1.01		1.53
Class IR		0.66		1.18
Class R		1.16		1.68
Class R6		0.49		0.97

[4]The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

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FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business

Vanguard Short-Term Corporate Bond ETF	15.6%	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	12.6	Exchange Traded Funds
iShares Core S&P 500 ETF	12.1	Exchange Traded Funds
iShares 3-7 Year Treasury Bond ETF	10.6	Exchange Traded Funds
Schwab U.S. TIPs ETF	7.0	Exchange Traded Funds
RidgeWorth Seix Floating Rate High Income	5.5	Investment Company
Fund
Vanguard Long-Term Corporate Bond ETF	5.0	Exchange Traded Funds
Vanguard Short-Term Inflation-Protected	4.5	Exchange Traded Funds
Securities
ETF
Vanguard FTSE All-World ex-U.S. ETF	4.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	3.0	Exchange Traded Funds
[5] The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO COMPOSITION [6]

Holding	As of April 30, 2017	As of October 31, 2016
Bond Funds	63.9%	60.6%
Stock Funds	20.8	27.4
Foreign Stock Funds	9.8	7.4
Alternative Funds	2.0	2.5
Investment Companies	0.0	2.0
[6] The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

11

FUND BASICS

Target Date 2025 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW
November 1, 2016–April 30, 2017	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2025 (Total Return, Unhedged, USD)[2]

Class A	5.69%	6.85%
Institutional	5.94	6.85
Service	5.75	6.85
Class IR	5.88	6.85
Class R	5.60	6.85
Class R6	6.04	6.85

1 The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 3/31/17	Since Inception	Inception Date

Class A	-2.75%	8/22/16
Institutional	3.23	8/22/16
Service	2.84	8/22/16
Class IR	3.07	8/22/16
Class R	2.79	8/22/16
Class R6	3.23	8/22/16

3 The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

12

FUND BASICS

EXPENSE RATIOS [4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.91%	3.20%
Institutional	0.51	2.80
Service	1.01	3.30
Class IR	0.66	2.95
Class R	1.16	3.45
Class R6	0.49	2.80

4 The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	19.5%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	11.0	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	10.6	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	6.5	Exchange Traded Funds
iShares 3-7 Year Treasury Bond ETF	6.0	Exchange Traded Funds
Schwab U.S. TIPs ETF	6.0	Exchange Traded Funds
RidgeWorth Seix Floating Rate High Income Fund	5.0	Investment Company
iShares Core S&P Mid-Cap ETF	4.5	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	3.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	3.0	Exchange Traded Funds

5 The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO C OMPOSITION [6]

Holding	As of April 30, 2017	As of October 31, 2016

Bond Funds	46.1%	42.2%
Stock Funds	32.3	37.9
Foreign Stock Funds	15.3	12.3
Alternative Funds	2.0	2.5
Investment Companies	0.5	0.5

6 The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

13

FUND BASICS

Target Date 2030 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW

November 1, 2016–April 30, 2017	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2030 (Total Return, Unhedged, USD)[2]

Class A	7.01%	7.79%
Institutional	7.20	7.79
Service	7.01	7.79
Class IR	7.14	7.79
Class R	6.85	7.79
Class R6	7.21	7.79

1 The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

Effective August 22, 2016, the Madison Target Retirement 2030 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

14

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 3/31/17	One Year	Five Years	Since Inception	Inception Date

Class A	N/A	N/A	-1.83%	8/22/16
Institutional	N/A	N/A	4.19	8/22/16
Service	N/A	N/A	3.91	8/22/16
Class IR	N/A	N/A	4.14	8/22/16
Class R	N/A	N/A	3.85	8/22/16
Class R6	9.15%	7.82%	3.21	10/01/07

3 The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2030 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSERATIOS [4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.91%	1.16%
Institutional	0.51	0.76
Service	1.01	1.26
Class IR	0.66	0.91
Class R	1.16	1.41
Class R6	0.49	0.83
4 The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

15

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	23.1%	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	8.5	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	8.5	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	7.5	Exchange Traded Funds
iShares 3-7 Year Treasury Bond ETF	5.5	Exchange Traded Funds
Schwab U.S. TIPs ETF	5.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	5.0	Exchange Traded Funds
RidgeWorth Seix Floating Rate High Income Fund	4.0	Investment Company
Vanguard FTSE Europe ETF	4.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	3.5	Exchange Traded Funds
EAFE ETF

[5] The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO COMPOSITION[6]

Holding	As of April 30, 2017	As of October 31, 2016

Stock Funds	39.1%	43.5%
Bond Funds	36.2	35.0
Foreign Stock Funds	18.6	14.3
Alternative Funds	2.0	2.5
Investment Companies	0.5	0.8
[6] The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

16

FUND BASICS

Target Date 2035 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW

November 1, 2016–April 30, 2017	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2035 (Total Return, Unhedged, USD)[2]

Class A	7.59%	8.56%
Institutional	7.95	8.56
Service	7.66	8.56
Class IR	7.79	8.56
Class R	7.50	8.56
Class R6	7.95	8.56

1 The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 3/31/17	Since Inception	Inception Date

Class A	-1.19%	8/22/16
Institutional	4.69	8/22/16
Service	4.40	8/22/16
Class IR	4.63	8/22/16
Class R	4.35	8/22/16
Class R6	4.69	8/22/16

3 The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

17

FUND BASICS

EXPENSERATIOS [4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.91%	3.20%
Institutional	0.51	2.81
Service	1.01	3.30
Class IR	0.66	2.95
Class R	1.16	3.45
Class R6	0.49	2.80
4 The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	24.5%	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	8.1	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	8.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	6.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	5.5	Exchange Traded Funds
iShares 3-7 Year Treasury Bond ETF	5.0	Exchange Traded Funds
Schwab U.S. TIPs ETF	4.5	Exchange Traded Funds
Vanguard FTSE Europe ETF	4.5	Exchange Traded Funds
RidgeWorth Seix Floating Rate High Income Fund	3.5	Investment Company
iShares Edge MSCI Minimum Volatility	3.5	Exchange Traded Funds
EAFE ETF

5 The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO COMPOSITION[6]

Holding	As of April 30, 2017	As of October 31, 2016

Stock Funds	42.6%	46.7%
Bond Funds	31.1	29.8
Foreign Stock Funds	20.0	15.4
Alternative Funds	2.0	2.5
Investment Companies	0.5	1.0

6 The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

18

FUND BASICS

Target Date 2040 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW

November 1, 2016–April 30, 2017	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2040 (Total Return, Unhedged, USD)[2]

Class A	8.36%	9.42%
Institutional	8.72	9.42
Service	8.31	9.42
Class IR	8.55	9.42
Class R	8.26	9.42
Class R6	8.61	9.42
1 The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

Effective August 22, 2016, the Madison Target Retirement 2040 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

19

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 3/31/17	One Year	Five Years	Since Inception	Inception Date

Class A	N/A	N/A	-0.74%	8/22/16
Institutional	N/A	N/A	5.40	8/22/16
Service	N/A	N/A	5.00	8/22/16
Class IR	N/A	N/A	5.24	8/22/16
Class R	N/A	N/A	4.95	8/22/16
Class R6	10.97%	8.62%	3.08	10/01/07

3 The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2040 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSERATIOS [4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.91%	1.49%
Institutional	0.51	1.01
Service	1.01	1.51
Class IR	0.66	1.16
Class R	1.16	1.66
Class R6	0.49	1.01

4 The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

20

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	26.2%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	8.6	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	7.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	6.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	5.0	Exchange Traded Funds
iShares 3-7 Year Treasury Bond ETF	4.5	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	4.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	3.8	Exchange Traded Funds
EAFE ETF
Vanguard Growth ETF	3.5	Exchange Traded Funds
Schwab U.S. TIPs ETF	3.5	Exchange Traded Funds
[5] The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO COMPOSITION [6]

Holding	As of April 30, 2017	As of October 31, 2016

Stock Funds	46.0%	50.5%
Bond Funds	26.2	25.0
Foreign Stock Funds	21.6	16.8
Alternative Funds	2.0	2.5
Investment Companies	0.8	1.3

[6] The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

21

FUND BASICS

Target Date 2045 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW

November 1, 2016–April 30, 2017	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2045 (Total Return, Unhedged, USD)[2]

Class A	8.95%	10.04%
Institutional	9.20	10.04
Service	8.92	10.04
Class IR	9.15	10.04
Class R	8.87	10.04
Class R6	9.31	10.04

1 The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/17	Since Inception	Inception Date
Class A	-0.22%	8/22/16
Institutional	5.82	8/22/16
Service	5.53	8/22/16
Class IR	5.76	8/22/16
Class R	5.47	8/22/16
Class R6	5.82	8/22/16

3 The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.
22

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.91%	3.21%
Institutional	0.51	2.81
Service	1.01	3.31
Class IR	0.66	2.95
Class R	1.16	3.46
Class R6	0.49	2.80

4 The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	27.5%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	9.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	6.5	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	6.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	5.5	Exchange Traded Funds
iShares 3-7 Year Treasury Bond ETF	4.1	Exchange Traded Funds
Vanguard Growth ETF	4.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	3.8	Exchange Traded Funds
EAFE ETF
iShares 20+ Year Treasury Bond ETF	3.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	3.0	Exchange Traded Funds

5 The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO COMPOSITION [6]
Holding	As of April 30, 2017	As of October 31, 2016
Stock Funds	49.0%	53.9%
Foreign Stock Funds	23.1	17.8
Bond Funds	21.1	19.9
Alternative Funds	2.0	2.5
Investment Companies	1.0	1.3

6 The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

23

FUND BASICS

Target Date 2050 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW

		S&P Target Date To 2050 (Total Return, Unhedged, USD)[2]
November 1, 2016–April 30, 2017	Portfolio Total Return (based on NAV)[1]

Class A	9.77%	10.57%
Institutional	10.03	10.57
Service	9.74	10.57
Class IR	9.97	10.57
Class R	9.68	10.57
Class R6	10.03	10.57
1 The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

Effective August 22, 2016, the Madison Target Retirement 2050 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

24

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 3/31/17	One Year	Five Years	Since Inception	Inception Date

Class A	N/A	N/A	0.47%	8/22/16
Institutional	N/A	N/A	6.55	8/22/16
Service	N/A	N/A	6.27	8/22/16
Class IR	N/A	N/A	6.50	8/22/16
Class R	N/A	N/A	6.11	8/22/16
Class R6	12.76%	9.46%	8.64	1/3/11

3 The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2050 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS [4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.91%	2.19%
Institutional	0.51	1.79
Service	1.01	2.29
Class IR	0.66	1.94
Class R	1.16	2.44
Class R6	0.49	1.65

4 The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

25

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	29.3%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	9.6	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	7.1	Exchange Traded Funds
Vanguard FTSE Europe ETF	6.1	Exchange Traded Funds
Vanguard Growth ETF	4.6	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	4.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	3.8	Exchange Traded Funds
EAFE ETF
iShares 3-7 Year Treasury Bond ETF	3.5	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	3.1	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	3.1	Exchange Traded Funds
[5] The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO COMPOSITION [6]

Holding	As of April 30, 2017	As of October 31, 2016

Stock Funds	53.1%	58.0%
Foreign Stock Funds	24.8	19.3
Bond Funds	16.2	15.0
Alternative Funds	2.0	2.5
Investment Companies	1.0	1.3
[6] The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

26

FUND BASICS

Target Date 2055 Portfolio

as of April 30, 2017

PERFORMANCE REVIEW

November 1, 2016–April 30, 2017	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2055 (Total Return, Unhedged, USD)[2]

Class A	10.26%	11.02%
Institutional	10.48	11.02
Service	10.30	11.02
Class IR	10.43	11.02
Class R	10.14	11.02
Class R6	10.48	11.02

1The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target risk and target date funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/17	Since Inception	Inception Date
Class A	0.89%	8/22/16
Institutional	6.96	8/22/16
Service	6.67	8/22/16
Class IR	6.91	8/22/16
Class R	6.62	8/22/16
Class R6	6.96	8/22/16

3 The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

27

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.91%	3.21%
Institutional	0.51	2.81
Service	1.01	3.31
Class IR	0.66	2.96
Class R	1.16	3.46
Class R6	0.49	2.81

4 The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/17[5]

Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	30.6%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	10.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	7.5	Exchange Traded Funds
Vanguard FTSE Europe ETF	6.5	Exchange Traded Funds
Vanguard Growth ETF	4.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility EAFE	4.0	Exchange Traded Funds
ETF
iShares 20+ Year Treasury Bond ETF	3.0	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	3.0	Exchange Traded Funds
Vanguard Information Technology ETF	3.0	Exchange Traded Funds
iShares 3-7 Year Treasury Bond ETF	3.0	Exchange Traded Funds

5 The top 10 holdings may not be representative of the Portfolio’s future investments.

PORTFOLIO COMPOSITION [6]
Holding	As of April 30, 2017	As of October 31, 2016
Stock Funds	56.1%	61.4%
Foreign Stock Funds	26.1	20.3
Bond Funds	11.0	9.9
Alternative Funds	2.0	2.5
Investment Companies	1.0	1.3

6 The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

28

FUND BASICS

Index Definitions

The S&P 500® Index is the Standard & Poor’s 500 composite index of 500 stocks, an unmanaged index of common stock prices.

The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Developed markets countries in the index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

The MSCI Emerging Markets Index captures large-cap and mid-cap representation across 23 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging markets countries in the index include Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasury, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-through securities), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market.

The Russell 1000® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index.

The Russell 2000® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

29

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 91.0%

Alternative Funds* – 2.0%
26,161	PowerShares DB Gold Fund	$1,062,660

Bond Funds – 58.4%
13,046	iShares 20+ Year Treasury Bond ETF	1,596,178
45,011	iShares 3-7 Year Treasury Bond ETF	5,568,761
62,227	iShares 7-10 Year Treasury Bond ETF	6,633,398
66,594	Schwab U.S. TIPS ETF	3,709,286
29,329	Vanguard Long-Term Corporate Bond ETF	2,658,674
102,820	Vanguard Short-Term Corporate Bond ETF	8,217,374
48,223	Vanguard Short-Term Inflation-Protected Securities ETF	2,385,110
		30,768,781

Foreign Stock Funds – 9.8%
15,761	iShares Edge MSCI Minimum Volatility EAFE ETF	1,060,085
9,796	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	531,629
43,431	Vanguard FTSE All-World ex-U.S. ETF	2,120,736
19,766	Vanguard FTSE Europe ETF	1,059,062
7,783	WisdomTree Japan Hedged Equity Fund	397,478
		5,168,990

Stock Funds – 20.8%
26,548	iShares Core S&P 500 ETF	6,359,839
9,185	iShares Core S&P Mid-Cap ETF	1,585,239
10,162	PowerShares Buyback Achievers Portfolio	530,151
17,820	Schwab U.S. Dividend Equity ETF	796,376
4,877	SPDR S&P Regional Banking ETF	263,602
4,383	Vanguard Financials ETF	263,243
6,390	Vanguard Growth ETF	795,108
2,865	Vanguard Information Technology ETF	397,662
		10,991,220

TOTAL EXCHANGE TRADED FUNDS
(Cost $45,568,784)		$47,991,651

Investment Company – 5.5%

332,850	RidgeWorth Seix Floating Rate High Income Fund	2,919,092
(Cost $2,909,119)

TOTAL INVESTMENTS – 96.5%
(Cost $48,477,903)		$50,910,743

OTHER ASSETS IN EXCESS OF
LIABILITIES – 3.5%		1,831,683

NET ASSETS – 100.0%		$52,742,426

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
ETF — Exchange Traded Fund
TIPS—Treasury Inflation Protected Securites

30     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 90.7%
Alternative Funds* – 2.0%
5,187	PowerShares DB Gold Fund	$210,696
Bond Funds – 41.1%
2,579	iShares 20+ Year Treasury Bond ETF	315,541
5,085	iShares 3-7 Year Treasury Bond ETF	629,116
10,333	iShares 7-10 Year Treasury Bond ETF	1,101,498
11,284	Schwab U.S. TIPS ETF	628,519
2,899	Vanguard Long-Term Corporate Bond ETF	262,794
14,429	Vanguard Short-Term Corporate Bond ETF	1,153,166
4,222	Vanguard Short-Term Inflation-Protected Securities ETF	208,820
		4,299,454
Foreign Stock Funds – 15.3%
4,286	iShares Edge MSCI Minimum Volatility EAFE ETF	288,276
3,381	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	183,487
13,957	Vanguard FTSE All-World ex-U.S. ETF	681,520
5,861	Vanguard FTSE Europe ETF	314,032
2,563	WisdomTree Japan Hedged Equity Fund	130,893
		1,598,208
Stock Funds – 32.3%
8,528	iShares Core S&P 500 ETF	2,042,968
2,726	iShares Core S&P Mid-Cap ETF	470,481
2,502	PowerShares Buyback Achievers Portfolio	130,529
4,110	Schwab U.S. Dividend Equity ETF	183,676
1,446	SPDR S&P Regional Banking ETF	78,156
1,295	Vanguard Financials ETF	77,778
1,686	Vanguard Growth ETF	209,789
378	Vanguard Health Care ETF	52,969
944	Vanguard Information Technology ETF	131,027
		3,377,373
TOTAL EXCHANGE TRADED FUNDS
(Cost $9,074,467)		$9,485,731

Investment Company – 5.5%
3,333	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	52,654
59,764	RidgeWorth Seix Floating Rate High Income Fund	524,130
TOTAL INVESTMENT COMPANY
(Cost $574,108)		$576,784
TOTAL INVESTMENTS – 96.2%
(Cost $9,648,575)		$10,062,515
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%		399,560
NET ASSETS – 100.0%		$10,462,075

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements. 31

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 91.9%
Alternative Funds* – 2.0%
37,096	PowerShares DB Gold Fund	$1,506,840
Bond Funds – 32.2%
18,499	iShares 20+ Year Treasury Bond ETF	2,263,352
33,433	iShares 3-7 Year Treasury Bond ETF	4,136,331
60,003	iShares 7-10 Year Treasury Bond ETF	6,396,320
74,196	Schwab U.S. TIPs ETF	4,132,717
8,318	Vanguard Long-Term Corporate Bond ETF	754,027
79,979	Vanguard Short-Term Corporate Bond ETF	6,391,922
		24,074,669
Foreign Stock Funds – 18.6%
39,101	iShares Edge MSCI Minimum Volatility EAFE ETF	2,629,933
27,737	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,505,287
115,474	Vanguard FTSE All-World ex-U.S. ETF	5,638,596
56,057	Vanguard FTSE Europe ETF	3,003,534
22,073	WisdomTree Japan Hedged Equity Fund	1,127,268
		13,904,618
Stock Funds – 39.1%
6,783	Consumer Staples Select Sector SPDR Fund	374,286
72,154	iShares Core S&P 500 ETF	17,285,212
21,727	iShares Core S&P Mid-Cap ETF	3,749,863
21,636	PowerShares Buyback Achievers Portfolio	1,128,750
33,672	Schwab U.S. Dividend Equity ETF	1,504,802
9,983	SPDR S&P Homebuilders ETF	377,457
13,833	SPDR S&P Regional Banking ETF	747,673
9,331	Vanguard Financials ETF	560,420
15,102	Vanguard Growth ETF	1,879,142
4,036	Vanguard Health Care ETF	565,565
8,126	Vanguard Information Technology ETF	1,127,889
		29,301,059
TOTAL EXCHANGE TRADED FUNDS
(Cost $62,833,431)		$68,787,186

Investment Company – 4.5%
23,706	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	374,547
342,960	RidgeWorth Seix Floating Rate High Income Fund	3,007,756
TOTAL INVESTMENT COMPANY
(Cost $3,316,547)		$3,382,303
TOTAL INVESTMENTS – 96.4%
(Cost $66,149,978)		$72,169,489
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		2,717,211
NET ASSETS – 100.0%		$74,886,700

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

32     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 92.2%
Alternative Funds* – 2.0%
5,248	PowerShares DB Gold Fund	$213,174
Bond Funds – 27.6%
2,617	iShares 20+ Year Treasury Bond ETF	320,190
4,300	iShares 3-7 Year Treasury Bond ETF	531,996
7,989	iShares 7-10 Year Treasury Bond ETF	851,627
8,588	Schwab U.S. TIPs ETF	478,352
586	Vanguard Long-Term Corporate Bond ETF	53,121
8,652	Vanguard Short-Term Corporate Bond ETF	691,468
		2,926,754
Foreign Stock Funds – 20.0%
5,535	iShares Edge MSCI Minimum Volatility EAFE ETF	372,284
4,403	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	238,951
17,419	Vanguard FTSE All-World ex-U.S. ETF	850,570
8,922	Vanguard FTSE Europe ETF	478,040
3,685	WisdomTree Japan Hedged Equity Fund	188,193
		2,128,038
Stock Funds – 42.6%
957	Consumer Staples Select Sector SPDR Fund	52,807
10,873	iShares Core S&P 500 ETF	2,604,736
3,381	iShares Core S&P Mid-Cap ETF	583,527
3,552	PowerShares Buyback Achievers Portfolio	185,308
5,345	Schwab U.S. Dividend Equity ETF	238,868
1,405	SPDR S&P Homebuilders ETF	53,123
1,957	SPDR S&P Regional Banking ETF	105,776
1,334	Vanguard Financials ETF	80,120
2,568	Vanguard Growth ETF	319,536
763	Vanguard Health Care ETF	106,919
1,341	Vanguard Information Technology ETF	186,130
		4,516,850
TOTAL EXCHANGE TRADED FUNDS
(Cost $9,253,700)		$9,784,816

Investment Company – 4.0%
3,342	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	52,806
42,454	RidgeWorth Seix Floating Rate High Income Fund	372,320
TOTAL INVESTMENT COMPANY
(Cost $422,399)		$425,126
TOTAL INVESTMENTS – 96.2%
(Cost $9,676,099)		$10,209,942
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%		406,027
NET ASSETS – 100.0%		$10,615,969

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.    33

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 92.8%
Alternative Funds* – 2.0%
24,744	PowerShares DB Gold Fund	$1,005,101

Bond Funds – 23.2%
12,339	iShares 20+ Year Treasury Bond ETF	1,509,677
18,246	iShares 3-7 Year Treasury Bond ETF	2,257,395
32,960	iShares 7-10 Year Treasury Bond ETF	3,513,536
31,480	Schwab U.S. TIPs ETF	1,753,436
2,748	Vanguard Long-Term Corporate Bond ETF	249,106
28,242	Vanguard Short-Term Corporate Bond ETF	2,257,101
		11,540,251
Foreign Stock Funds – 21.6%
27,959	iShares Edge MSCI Minimum Volatility EAFE ETF	1,880,522
16,180	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	878,089
87,292	Vanguard FTSE All-World ex-U.S. ETF	4,262,468
6,185	Vanguard FTSE Emerging Markets ETF	249,503
46,739	Vanguard FTSE Europe ETF	2,504,276
19,728	WisdomTree Japan Hedged Equity Fund	1,007,509
		10,782,367
Stock Funds – 46.0%
4,551	Consumer Staples Select Sector SPDR Fund	251,124
54,426	iShares Core S&P 500 ETF	13,038,293
17,391	iShares Core S&P Mid-Cap ETF	3,001,513
19,181	PowerShares Buyback Achievers Portfolio	1,000,673
28,092	Schwab U.S. Dividend Equity ETF	1,255,431
6,637	SPDR S&P Homebuilders ETF	250,945
9,226	SPDR S&P Regional Banking ETF	498,665
6,205	Vanguard Financials ETF	372,672
14,103	Vanguard Growth ETF	1,754,836
3,589	Vanguard Health Care ETF	502,927
7,227	Vanguard Information Technology ETF	1,003,108
		22,930,187
TOTAL EXCHANGE TRADED FUNDS
(Cost $41,586,677)		$46,257,906

Investment Company – 3.8%
23,718	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	374,741
171,345	RidgeWorth Seix Floating Rate High Income Fund	1,502,698
TOTAL INVESTMENT COMPANY
(Cost $1,767,584)		$1,877,439
TOTAL INVESTMENTS – 96.6%
(Cost $43,354,261)		$48,135,345
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		1,711,069
NET ASSETS – 100.0%		$49,846,414

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

34     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 92.7%
Alternative Funds* – 2.0%
5,335	PowerShares DB Gold Fund	$216,708

Bond Funds – 18.6%
2,648	iShares 20+ Year Treasury Bond ETF	323,983
3,489	iShares 3-7 Year Treasury Bond ETF	431,659
6,063	iShares 7-10 Year Treasury Bond ETF	646,316
4,822	Schwab U.S. TIPs ETF	268,585
4,052	Vanguard Short-Term Corporate Bond ETF	323,836
		1,994,379
Foreign Stock Funds – 23.1%
6,011	iShares Edge MSCI Minimum Volatility EAFE ETF	404,300
3,985	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	216,266
19,855	Vanguard FTSE All-World ex-U.S. ETF	969,520
1,334	Vanguard FTSE Emerging Markets ETF	53,813
11,061	Vanguard FTSE Europe ETF	592,648
4,744	WisdomTree Japan Hedged Equity Fund	242,276
		2,478,823
Stock Funds – 49.0%
963	Consumer Staples Select Sector SPDR Fund	53,138
12,362	iShares Core S&P 500 ETF	2,961,441
4,035	iShares Core S&P Mid-Cap ETF	696,401
4,643	PowerShares Buyback Achievers Portfolio	242,225
6,638	Schwab U.S. Dividend Equity ETF	296,652
1,415	SPDR S&P Homebuilders ETF	53,501
1,982	SPDR S&P Regional Banking ETF	107,127
1,333	Vanguard Financials ETF	80,060
3,469	Vanguard Growth ETF	431,648
769	Vanguard Health Care ETF	107,760
1,747	Vanguard Information Technology ETF	242,484
		5,272,437
TOTAL EXCHANGE TRADED FUNDS
(Cost $9,333,545)		$9,962,347

Investment Company – 3.5%
6,802	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	107,476
30,773	RidgeWorth Seix Floating Rate High Income Fund	269,881
TOTAL INVESTMENT COMPANY
(Cost $374,027)		$377,357
TOTAL INVESTMENTS – 96.2%
(Cost $9,707,572)		$10,339,704
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%		410,617
NET ASSETS – 100.0%		$10,750,321

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.     35

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 94.1%
Alternative Funds* – 2.0%
12,507	PowerShares DB Gold Fund	$508,034
Bond Funds – 14.2%
6,237	iShares 20+ Year Treasury Bond ETF	763,097
7,173	iShares 3-7 Year Treasury Bond ETF	887,443
9,520	iShares 7-10 Year Treasury Bond ETF	1,014,832
6,817	Schwab U.S. TIPs ETF	379,707
6,345	Vanguard Short-Term Corporate Bond ETF	507,092
		3,552,171
Foreign Stock Funds – 24.8%
14,133	iShares Edge MSCI Minimum Volatility EAFE ETF	950,586
10,510	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	570,378
49,315	Vanguard FTSE All-World ex-U.S. ETF	2,408,051
3,117	Vanguard FTSE Emerging Markets ETF	125,740
28,350	Vanguard FTSE Europe ETF	1,518,993
12,503	WisdomTree Japan Hedged Equity Fund	638,528
		6,212,276
Stock Funds – 53.1%
2,301	Consumer Staples Select Sector SPDR Fund	126,969
30,674	iShares Core S&P 500 ETF	7,348,264
10,256	iShares Core S&P Mid-Cap ETF	1,770,083
12,114	PowerShares Buyback Achievers Portfolio	631,987
17,040	Schwab U.S. Dividend Equity ETF	761,518
3,353	SPDR S&P Homebuilders ETF	126,777
4,664	SPDR S&P Regional Banking ETF	252,089
4,206	Vanguard Financials ETF	252,612
9,165	Vanguard Growth ETF	1,140,401
1,814	Vanguard Health Care ETF	254,196
4,566	Vanguard Information Technology ETF	633,761
		13,298,657
TOTAL EXCHANGE TRADED FUNDS
(Cost $20,839,834)		$23,571,138

Investment Company – 3.0%
15,985	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	252,564
57,715	RidgeWorth Seix Floating Rate High Income Fund	506,159
TOTAL INVESTMENT COMPANY
(Cost $684,874)		$758,723
TOTAL INVESTMENTS – 97.1%
(Cost $21,524,708)		$24,329,861
OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		718,320
NET ASSETS – 100.0%		$25,048,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

36     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 93.7%
Alternative Funds* – 2.0%
5,396	PowerShares DB Gold Fund	$219,186

Bond Funds – 9.5%
2,691	iShares 20+ Year Treasury Bond ETF	329,244
2,652	iShares 3-7 Year Treasury Bond ETF	328,105
1,540	iShares 7-10 Year Treasury Bond ETF	164,164
1,962	Schwab U.S. TIPs ETF	109,283
1,369	Vanguard Short-Term Corporate Bond ETF	109,411
		1,040,207
Foreign Stock Funds – 26.1%
6,503	iShares Edge MSCI Minimum Volatility EAFE ETF	437,392
5,043	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	273,684
22,394	Vanguard FTSE All-World ex-U.S. ETF	1,093,499
1,356	Vanguard FTSE Emerging Markets ETF	54,701
13,266	Vanguard FTSE Europe ETF	710,792
5,351	WisdomTree Japan Hedged Equity Fund	273,275
		2,843,343
Stock Funds – 56.1%
975	Consumer Staples Select Sector SPDR Fund	53,800
13,917	iShares Core S&P 500 ETF	3,333,956
4,740	iShares Core S&P Mid-Cap ETF	818,077
6,284	PowerShares Buyback Achievers Portfolio	327,836
7,351	Schwab U.S. Dividend Equity ETF	328,516
2,157	SPDR S&P Homebuilders ETF	81,556
2,012	SPDR S&P Regional Banking ETF	108,749
1,815	Vanguard Financials ETF	109,009
3,962	Vanguard Growth ETF	492,992
974	Vanguard Health Care ETF	136,487
2,364	Vanguard Information Technology ETF	328,123
		6,119,101
TOTAL EXCHANGE TRADED FUNDS
(Cost $9,466,749)		$10,221,837

Investment Company – 2.5%
6,896	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	108,964
18,706	RidgeWorth Seix Floating Rate High Income Fund	164,054
TOTAL INVESTMENT COMPANY
(Cost $269,782)		$273,018
TOTAL INVESTMENTS – 96.2%
(Cost $9,736,531)		$10,494,855
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%		417,618
NET ASSETS – 100.0%		$10,912,473

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.     37

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

Target Date 2020 Portfolio

Assets:
Investments, at value (cost $48,477,903, $9,648,575, $66,149,978, $9,676,099, $43,354,261, $9,707,572, $21,524,708 and $9,736,531)	$50,910,743
Cash	1,919,873
Deferred offering costs	—
Receivables:
Investments sold	644,545
Dividends	12,413
Fund shares sold	1,090
Reimbursement from investment adviser	—
Other assets	5,669
Total assets	53,494,333

Liabilities:
Payables:
Investments purchased	442,067
Management fees	10,860
Distribution and Service fees and Transfer Agency fees	885
Fund shares redeemed	—
Offering expense	—
Accrued expenses	298,095
Total liabilities	751,907

Net Assets:
Paid-in capital	48,528,614
Undistributed net investment income	186,934
Accumulated net realized gain (loss)	1,594,038
Net unrealized gain	2,432,840
NET ASSETS	$52,742,426

Net Assets:
Class A	$15,741
Institutional	10,232
Service	10,196
Class IR	10,221
Class R	10,185
Class R6	52,685,851
Total Net Assets	$52,742,426

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,623
Institutional	1,054
Service	1,052
Class IR	1,053
Class R	1,051
Class R6	5,424,205

Net asset value, offering and redemption price per share:(a)
Class A	$9.70
Institutional	9.71
Service	9.69
Class IR	9.71
Class R	9.69
Class R6	9.71

(a) Maximum public offering price per share for Class A Shares of the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, and Target Date 2055 Portfolios is $10.26, $10.91, $10.48, $11.09, $10.30, $11.22, $10.72 and $11.33, respectively.
(b) Net asset value may not recalculate due to rounding of fractional shares.

38     The accompanying notes are an integral part of these financial statements.

Target Date 2025 Portfolio	Target Date 2030 Portfolio	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio	Target Date 2050 Portfolio	Target Date 2055 Portfolio

$10,062,515	$72,169,489	$10,209,942	$48,135,345	$10,339,704	$24,329,861	$10,494,855
439,448	2,788,426	445,326	1,982,585	449,887	998,033	457,106
38,032	—	38,032	—	38,032	—	37,760

138,885	704,260	84,312	585,235	120,871	304,551	146,813
2,150	13,613	1,644	6,724	1,234	2,214	876
—	319	922	1,614	—	1,729	376
26,028	—	25,921	—	25,871	—	25,901
1,251	7,925	13,599	5,160	1,262	2,509	13,814
10,708,309	75,684,032	10,819,698	50,716,663	10,976,861	25,638,897	11,177,501

159,211	482,203	104,199	561,013	139,379	289,331	166,334
2,134	15,581	2,161	10,221	2,186	5,119	2,215
370	1,332	365	840	380	426	392
18	—	—	—	—	—	—
43,395	—	43,396	—	43,397	—	42,850
41,106	298,216	53,608	298,175	41,198	295,840	53,237
246,234	797,332	203,729	870,249	226,540	590,716	265,028

10,122,047	63,886,306	10,114,419	41,365,291	10,127,377	21,555,614	10,170,878
31,287	227,643	28,262	143,196	27,130	64,730	24,519
(105,199)	4,753,240	(60,555)	3,556,843	(36,318)	622,684	(41,248)
413,940	6,019,511	533,843	4,781,084	632,132	2,805,153	758,324
$10,462,075	$74,886,700	$10,615,969	$49,846,414	$10,750,321	$25,048,181	$10,912,473

$54,165	$203,118	$27,809	$14,381	$36,377	$10,754	$81,223
10,366,328	10,530	10,532,454	10,656	10,656,136	10,785	10,777,337
10,383	10,493	10,549	10,619	10,674	10,747	10,795
10,408	10,518	10,575	10,645	10,699	10,773	10,821
10,372	20,597	10,606	21,575	25,725	10,761	10,783
10,419	74,631,444	23,976	49,778,538	10,710	24,994,361	21,514

$10,462,075	$74,886,700	$10,615,969	$49,846,414	$10,750,321	$25,048,181	$10,912,473

5,254	20,521	2,652	1,478	3,431	1,062	7,581
1,003,051	1,061	1,003,493	1,094	1,003,690	1,063	1,004,014
1,006	1,059	1,007	1,092	1,007	1,062	1,007
1,008	1,061	1,008	1,093	1,008	1,063	1,009
1,006	2,080	1,013	2,219	2,428	1,064	1,007
1,008	7,524,325	2,284	5,105,755	1,009	2,464,652	2,005

$10.31	$9.90	$10.48	$9.73	$10.60	$10.13	$10.71
10.33	9.92	10.50	9.75	10.62	10.14	10.73
10.32	9.91	10.48	9.73	10.60	10.12	10.72
10.33	9.92	10.49	9.74	10.61	10.14	10.73	(b)
10.31	9.90	10.47	9.72	10.59	10.12	10.71
10.34	9.92	10.50	9.75	10.62	10.14	10.73

The accompanying notes are an integral part of these financial statements.     39

Statements of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Target Date 2020 Portfolio

Investment income:
Dividends	$528,870
Total investment income	528,870

Expenses:
Professional fees	147,364
Management fees	66,626
Printing and mailing costs	38,377
Registration fees	32,546
Custody, accounting and administrative services	24,304
Trustee fees	23,407
Transfer Agency fees(a)	5,356
Distribution and Service fees(a)	63
Amortization of offering costs	—
Other	5,693
Total expenses	343,736
Less — expense reductions	(260,727)
Net expenses	83,009
NET INVESTMENT INCOME	445,861

Realized and unrealized gain (loss):
Capital gain distributions from Underlying Funds	—
Net realized gain (loss) from investments	2,101,487
Net change in unrealized gain (loss) on investments	(552,174)
Net realized and unrealized gain	1,549,313
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,995,174
(a) Class specific Distribution and Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Class IR	Class R	Class R6
Target Date 2020	$13	$25	$25	$10	$2	$2	$9	$9	$5,324
Target Date 2025	52	25	25	39	1,997	2	9	9	2
Target Date 2030	154	25	31	117	2	2	9	11	7,611
Target Date 2035	26	25	25	19	2,017	2	9	9	1
Target Date 2040	17	25	32	13	2	2	9	12	4,928
Target Date 2045	18	25	35	14	2,033	2	9	12	2
Target Date 2050	13	26	26	10	2	2	10	10	2,357
Target Date 2055	30	26	26	23	2,048	2	10	10	2

40     The accompanying notes are an integral part of these financial statements.

Target Date 2025 Portfolio	Target Date 2030 Portfolio	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio	Target Date 2050 Portfolio	Target Date 2055 Portfolio

$100,931	$767,759	$102,226	$504,932	$103,903	$239,339	$105,483
100,931	767,759	102,226	504,932	103,903	239,339	105,483

20,620	147,364	20,620	147,364	20,620	147,364	20,620
12,584	95,348	12,686	61,688	12,779	29,550	12,890
17,108	38,377	17,108	38,377	17,108	38,377	17,106
9,230	32,539	9,230	32,539	9,230	32,552	9,230
17,834	23,787	17,595	23,485	17,486	18,312	17,557
21,914	24,204	21,914	23,288	21,915	22,321	21,916
2,058	7,752	2,057	4,966	2,072	2,391	2,095
102	210	76	74	78	65	82
82,019	—	82,019	—	82,019	—	82,019
3,102	5,666	3,102	5,656	3,103	5,645	3,102
186,571	375,247	186,407	337,437	186,410	296,577	186,617
(169,943)	(256,277)	(169,692)	(260,620)	(169,572)	(259,782)	(169,630)
16,628	118,970	16,715	76,817	16,838	36,795	16,987
84,303	648,789	85,511	428,115	87,065	202,544	88,496

4,000	34,942	5,746	28,049	5,796	12,983	5,840
(51,689)	5,887,135	(9,964)	4,480,475	15,213	1,112,140	17,255
550,941	(1,211,022)	691,108	(851,755)	796,436	907,602	923,504
503,252	4,711,055	686,890	3,656,769	817,445	2,032,725	946,599
$587,555	$5,359,844	$772,401	$4,084,884	$904,510	$2,235,269	$1,035,095

The accompanying notes are an integral part of these financial statements. 41

Statements of Changes in Net Assets

	Target Date 2020 Portfolio
	For the Six Months Ended April 30, 2017 (Unaudited)
		For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$445,861	$969,310
Net realized gain (loss)	2,101,487	2,304,750
Net change in unrealized gain (loss)	(552,174)	(1,317,333)
Net increase (decrease) in net assets resulting from operations	1,995,174	1,956,727

Distributions to shareholders:
From net investment income
Class A Shares	(167)	—
Institutional Shares	(182)	—
Service Shares	(164)	—
Class IR Shares	(177)	—
Class R Shares	(159)	—
Class R6 Shares	(1,005,896)	(899,589)
From net realized gains
Class A Shares	(374)	—
Institutional Shares	(373)	—
Service Shares	(374)	—
Class IR Shares	(373)	—
Class R Shares	(373)	—
Class R6 Shares	(2,022,264)	(1,764,331)
Total distributions to shareholders	(3,030,876)	(2,663,920)

From share transactions:
Proceeds from sales of shares	1,402,403	5,445,589
Reinvestment of distributions	3,030,875	2,663,920
Cost of shares redeemed	(4,375,733)	(7,300,343)
Net increase (decrease) in net assets resulting from share transactions	57,545	809,166
TOTAL INCREASE (DECREASE)	(978,157)	101,973

Net assets:
Beginning of period	53,720,583	53,618,610
End of period	$52,742,426	$53,720,583
Undistributed net investment income	$186,934	$747,818
(a) Commenced operations on August 22, 2016.

42     The accompanying notes are an integral part of these financial statements.

Target Date 2025 Portfolio		Target Date 2030 Portfolio
For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016(a)	For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016

$84,303	$26,825	$648,789	$1,461,869
(47,689)	(57,510)	5,922,077	2,737,159
550,941	(137,001)	(1,211,022)	(1,710,529)
587,555	(167,686)	5,359,844	2,488,499

(375)	—	(306)	—
(79,700)	—	(198)	—
(62)	—	(181)	—
(75)	—	(193)	—
(57)	—	(175)	—
(80)	—	(1,529,883)	(1,258,551)

—	—	(318)	—
—	—	(317)	—
—	—	(318)	—
—	—	(317)	—
—	—	(317)	—
—	—	(2,407,010)	(2,672,152)
(80,349)	—	(3,939,533)	(3,930,703)

42,246	10,000,066	2,224,671	2,761,285
80,349	—	3,939,531	3,930,703
(41)	(65)	(6,970,954)	(9,983,568)
122,554	10,000,001	(806,752)	(3,291,580)
629,760	9,832,315	613,559	(4,733,784)

9,832,315	—	74,273,141	79,006,925
$10,462,075	$9,832,315	$74,886,700	$74,273,141
$31,287	$27,333	$227,643	$1,109,790

The accompanying notes are an integral part of these financial statements.     43

Statements of Changes in Net Assets (continued)

	Target Date 2035 Portfolio
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016(a)

From operations:
Net investment income	$85,511	$27,283
Net realized gain (loss)	(4,218)	(56,337)
Net change in unrealized gain (loss)	691,108	(157,265)
Net increase (decrease) in net assets resulting from operations	772,401	(186,319)

Distributions to shareholders:
From net investment income
Class A Shares	(71)	—
Institutional Shares	(84,675)	—
Service Shares	(67)	—
Class IR Shares	(80)	—
Class R Shares	(62)	—
Class R6 Shares	(85)	—
From net realized gains
Class A Shares	—	—
Institutional Shares	—	—
Service Shares	—	—
Class IR Shares	—	—
Class R Shares	—	—
Class R6 Shares	—	—
Total distributions to shareholders	(85,040)	—

From share transactions:
Proceeds from sales of shares	29,891	10,000,066
Reinvestment of distributions	85,040	—
Cost of shares redeemed	(5)	(65)
Net increase (decrease) in net assets resulting from share transactions	114,926	10,000,001
TOTAL INCREASE (DECREASE)	802,287	9,813,682

Net assets:
Beginning of period	9,813,682	—
End of period	$10,615,969	$9,813,682
Undistributed net investment income	$28,262	$27,791
(a) Commenced operations on August 22, 2016.

44     The accompanying notes are an integral part of these financial statements.

Target Date 2040 Portfolio		Target Date 2045 Portfolio
For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016(a)

$428,115	$983,035	$87,065	$27,097
4,508,524	2,200,742	21,009	(57,327)
(851,755)	(1,495,190)	796,436	(164,304)
4,084,884	1,688,587	904,510	(194,534)

(256)	—	(73)	—
(211)	—	(87,162)	—
(193)	—	(70)	—
(206)	—	(82)	—
(188)	—	(65)	—
(1,022,650)	(839,070)	(88)	—

(571)	—	—	—
(442)	—	—	—
(442)	—	—	—
(442)	—	—	—
(442)	—	—	—
(2,134,309)	(2,209,026)	—	—
(3,160,352)	(3,048,096)	(87,540)	—

1,719,052	1,187,738	40,349	10,000,066
3,160,351	3,048,096	87,540	—
(3,349,241)	(5,514,019)	(5)	(65)
1,530,162	(1,278,185)	127,884	10,000,001
2,454,694	(2,637,694)	944,854	9,805,467

47,391,720	50,029,414	9,805,467	—
$49,846,414	$47,391,720	$10,750,321	$9,805,467
$143,196	$738,785	$27,130	$27,605

The accompanying notes are an integral part of these financial statements.     45

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016

From operations:
Net investment income	$202,544	$446,501
Net realized gain (loss)	1,125,123	844,921
Net change in unrealized gain (loss)	907,602	(529,507)
Net increase (decrease) in net assets resulting from operations	2,235,269	761,915

Distributions to shareholders:
From net investment income
Class A Shares	(196)	—
Institutional Shares	(210)	—
Service Shares	(192)	—
Class IR Shares	(205)	—
Class R Shares	(187)	—
Class R6 Shares	(470,084)	(348,249)
From net realized gains
Class A Shares	(404)	—
Institutional Shares	(404)	—
Service Shares	(404)	—
Class IR Shares	(404)	—
Class R Shares	(404)	—
Class R6 Shares	(892,169)	(629,298)
Total distributions to shareholders	(1,365,263)	(977,547)

From share transactions:
Proceeds from sales of shares	2,330,588	1,728,932
Reinvestment of distributions	1,365,263	977,547
Cost of shares redeemed	(1,223,381)	(1,267,315)
Net increase in net assets resulting from share transactions	2,472,470	1,439,164
TOTAL INCREASE	3,342,476	1,223,532

Net assets:

Beginning of period	21,705,705	20,482,173
End of period	$25,048,181	$21,705,705
Undistributed net investment income	$64,730	$333,260
(a) Commenced operations on August 22, 2016.

46     The accompanying notes are an integral part of these financial statements.

Target Date 2055 Portfolio
For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016(a)

$88,496	$26,977
23,095	(64,343)
923,504	(165,180)
1,035,095	(202,546)

(98)	—
(91,043)	—
(74)	—
(86)	—
(69)	—
(92)	—

—	—
—	—
—	—
—	—
—	—
—	—
(91,462)	—

79,941	10,000,066
91,462	—
(18)	(65)
171,385	10,000,001
1,115,018	9,797,455

9,797,455	—
$10,912,473	$9,797,455
$24,519	$27,485

The accompanying notes are an integral part of these financial statements.     47

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class
		Income (loss) from Investment Operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.90	$0.05	$0.29	$0.34	$(0.16)	$(0.38)	$(0.54)
2017 - Institutional	9.91	0.08	0.28	0.36	(0.18)	(0.38)	(0.56)
2017 - Service	9.90	0.05	0.28	0.33	(0.16)	(0.38)	(0.54)
2017 - IR	9.91	0.07	0.28	0.35	(0.17)	(0.38)	(0.55)
2017 - R	9.90	0.05	0.27	0.32	(0.15)	(0.38)	(0.53)
2017 - R6	9.91	0.08	0.28	0.36	(0.18)	(0.38)	(0.56)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.05	0.02	(0.17)	(0.15)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.05	0.03	(0.17)	(0.14)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.05	0.02	(0.17)	(0.15)	—	—	—
2016 - IR (Commenced August 22, 2016)	10.05	0.02	(0.16)	(0.14)	—	—	—
2016 - R (Commenced August 22, 2016)	10.05	0.01	(0.16)	(0.15)	—	—	—
2016 - R6	10.07	0.18	0.16	0.34	(0.17)	(0.33)	(0.50)
2015 - R6	10.00	0.16	0.10	0.26	(0.09)	(0.10)	(0.19)
FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.03)	—	—	—	—
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(d) Annualized.

48     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$9.70	3.60%	$16	0.73	%(d)	1.65	%(d)	1.14	%(d)	119%
9.71	3.75	10	0.33	(d)	1.31	(d)	1.64	(d)	119
9.69	3.46	10	0.83	(d)	1.81	(d)	1.14	(d)	119
9.71	3.69	10	0.48	(d)	1.46	(d)	1.49	(d)	119
9.69	3.41	10	0.98	(d)	1.96	(d)	0.99	(d)	119
9.71	3.75	52,686	0.31	(d)	1.29	(d)	1.67	(d)	119

9.90	(1.49)	10	0.74	(d)	3.01	(d)	0.94	(d)	204
9.91	(1.39)	10	0.34	(d)	2.61	(d)	1.34	(d)	204
9.90	(1.49)	10	0.84	(d)	3.11	(d)	0.84	(d)	204
9.91	(1.39)	10	0.48	(d)	2.75	(d)	1.19	(d)	204
9.90	(1.49)	10	0.98	(d)	3.25	(d)	0.69	(d)	204
9.91	3.65	53,671	0.31		0.76		1.79		204
10.07	2.61	53,619	0.30		0.30		1.46		207

10.00	—	61,964	0.32	(d)	0.32	(d)	1.82	(d)	48

The accompanying notes are an integral part of these financial statements.     49

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income

Year - Share Class

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.82	$0.07	$0.50	$0.57	$(0.08)
2017 - Institutional	9.83	0.08	0.50	0.58	(0.08)
2017 - Service	9.82	0.06	0.50	0.56	(0.06)
2017 - IR	9.83	0.08	0.49	0.57	(0.07)
2017 - R	9.82	0.05	0.50	0.55	(0.06)
2017 - R6	9.83	0.08	0.51	0.59	(0.08)

FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.20)	(0.18)	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.20)	(0.17)	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.20)	(0.18)	—
2016 - IR (Commenced August 22, 2016)	10.00	0.02	(0.19)	(0.17)	—
2016 - R (Commenced August 22, 2016)	10.00	0.01	(0.19)	(0.18)	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.20)	(0.17)	—
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(c) Annualized.
(d) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)	Ratio of total expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Portfolio turnover rate(d)

$10.31	5.69%	$54	0.73%	3.22%	1.45%	110%
10.33	5.94	10,366	0.33	2.88	1.68	110
10.32	5.75	10	0.83	3.38	1.18	110
10.33	5.88	10	0.47	3.02	1.54	110
10.31	5.60	10	0.97	3.52	1.03	110
10.34	6.04	10	0.32	2.89	1.68	110

9.82	(1.70)	10	0.75	4.23	1.01	33
9.83	(1.70)	9,783	0.34	3.85	1.42	33
9.82	(1.80)	10	0.84	4.32	0.91	33
9.83	(1.70)	10	0.49	3.97	1.27	33
9.82	(1.80)	10	0.99	4.47	0.77	33
9.83	(1.70)	10	0.33	3.92	1.43	33

The accompanying notes are an integral part of these financial statements.    51

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.74	$0.03	$0.63	$0.66	$(0.18)	$(0.32)	$(0.50)
2017 - Institutional	9.75	0.08	0.60	0.68	(0.19)	(0.32)	(0.51)
2017 - Service	9.74	0.06	0.60	0.66	(0.17)	(0.32)	(0.49)
2017 - IR	9.75	0.07	0.61	0.68	(0.19)	(0.32)	(0.51)
2017 - R	9.74	0.05	0.60	0.65	(0.17)	(0.32)	(0.49)
2017 - R6	9.75	0.08	0.60	0.68	(0.19)	(0.32)	(0.51)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	9.93	0.03	(0.21)	(0.18)	—	—	—
2016 - Service (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - IR (Commenced August 22, 2016)	9.93	0.02	(0.20)	(0.18)	—	—	—
2016 - R (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - R6	9.97	0.19	0.11	0.30	(0.17)	(0.35)	(0.52)
2015 - R6	9.99	0.15	0.12	0.27	(0.09)	(0.20)	(0.29)
FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.04)	(0.01)	—	—	—
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(d) Annualized.

52     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$9.90	7.01%	$203	0.74	%(d)	1.16	%(d)	0.60	%(d)	92%
9.92	7.20	11	0.33	(d)	0.99	(d)	1.67	(d)	92
9.91	7.01	10	0.83	(d)	1.49	(d)	1.17	(d)	92
9.92	7.14	11	0.47	(d)	1.13	(d)	1.53	(d)	92
9.90	6.85	21	0.97	(d)	1.49	(d)	1.06	(d)	92
9.92	7.21	74,631	0.31	(d)	0.98	(d)	1.70	(d)	92

9.74	(1.91)	10	0.74	(d)	2.33	(d)	1.01	(d)	176
9.75	(1.81)	10	0.34	(d)	1.93	(d)	1.41	(d)	176
9.74	(1.91)	10	0.83	(d)	2.43	(d)	0.92	(d)	176
9.75	(1.81)	10	0.48	(d)	2.08	(d)	1.27	(d)	176
9.74	(1.91)	10	0.98	(d)	2.57	(d)	0.77	(d)	176
9.75	3.23	74,224	0.31		0.62		1.91		176
9.97	2.76	79,007	0.30		0.30		1.49		156

9.99	(0.10)	82,852	0.32	(d)	0.32	(d)	1.87	(d)	44

The accompanying notes are an integral part of these financial statements.     53

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income

Year - Share Class
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.81	$0.05	$0.69	$0.74	$(0.07)
2017 - Institutional	9.81	0.09	0.69	0.78	(0.09)
2017 - Service	9.80	0.06	0.69	0.75	(0.07)
2017 - IR	9.81	0.08	0.68	0.76	(0.08)
2017 - R	9.80	0.05	0.68	0.73	(0.06)
2017 - R6	9.81	0.08	0.70	0.78	(0.09)
FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.21)	(0.19)	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—
2016 - IR (Commenced August 22, 2016)	10.00	0.02	(0.21)	(0.19)	—
2016 - R (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(c) Annualized.
(d) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

54     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

					Ratio of net investment income to average net assets(c)	Portfolio turnover rate(d)
Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)	Ratio of total expenses to average net assets(c)

$10.48	7.59%	$28	0.73%	3.17%	0.92%	89%
10.50	7.95	10,532	0.33	2.86	1.69	89
10.48	7.66	11	0.82	3.34	1.19	89
10.49	7.79	11	0.47	2.98	1.55	89
10.47	7.50	11	0.97	3.48	1.05	89
10.50	7.95	24	0.29	2.77	1.62	89

9.81	(1.90)	10	0.75	4.23	1.03	29
9.81	(1.90)	9,765	0.34	3.85	1.44	29
9.80	(2.00)	10	0.84	4.33	0.94	29
9.81	(1.90)	10	0.49	3.97	1.29	29
9.80	(2.00)	10	0.99	4.47	0.79	29
9.81	(1.90)	10	0.32	3.93	1.46	29

The accompanying notes are an integral part of these financial statements.     55

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.58	$0.06	$0.71	$0.77	$(0.19)	$(0.43)	$(0.62)
2017 - Institutional	9.58	0.08	0.72	0.80	(0.20)	(0.43)	(0.63)
2017 - Service	9.58	0.06	0.70	0.76	(0.18)	(0.43)	(0.61)
2017 - IR	9.58	0.07	0.71	0.78	(0.19)	(0.43)	(0.62)
2017 - R	9.57	0.05	0.71	0.76	(0.18)	(0.43)	(0.61)
2017 - R6	9.59	0.08	0.71	0.79	(0.20)	(0.43)	(0.63)
FOR FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	9.77	0.03	(0.22)	(0.19)	—	—	—
2016 - Service (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - IR (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - R (Commenced August 22, 2016)	9.77	0.01	(0.21)	(0.20)	—	—	—
2016 - R6	9.90	0.19	0.11	0.30	(0.17)	(0.44)	(0.61)
2015 - R6	9.98	0.15	0.13	0.28	(0.10)	(0.26)	(0.36)
FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2016)	10.00	0.03	(0.05)	(0.02)	—	—	—
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(d) Annualized.

56     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$9.73	8.36%	$14	0.73	%(d)	1.77	%(d)	1.29	%(d)	90%
9.75	8.72	11	0.33	(d)	1.38	(d)	1.71	(d)	90
9.73	8.31	11	0.83	(d)	1.88	(d)	1.21	(d)	90
9.74	8.55	11	0.47	(d)	1.53	(d)	1.57	(d)	90
9.72	8.26	22	0.98	(d)	1.80	(d)	1.11	(d)	90
9.75	8.61	49,779	0.31	(d)	1.37	(d)	1.74	(d)	90

9.58	(1.94)	13	0.74	(d)	3.23	(d)	0.98	(d)	174
9.58	(1.94)	10	0.34	(d)	2.82	(d)	1.41	(d)	174
9.58	(1.94)	10	0.83	(d)	3.31	(d)	0.92	(d)	174
9.58	(1.94)	10	0.48	(d)	2.96	(d)	1.27	(d)	174
9.57	(2.05)	10	0.98	(d)	3.46	(d)	0.77	(d)	174
9.59	3.33	47,340	0.31	(d)	0.80	(d)	1.97	(d)	174
9.90	2.86	50,029	0.30		0.30		1.50		160

9.98	(0.20)	58,903	0.32	(d)	0.32	(d)	1.84	(d)	46

The accompanying notes are an integral part of these financial statements. 57

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income

Year - Share Class
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.80	$0.04	$0.83	$0.87	$(0.07)
2017 - Institutional	9.81	0.09	0.81	0.90	(0.09)
2017 - Service	9.80	0.06	0.81	0.87	(0.07)
2017 - IR	9.80	0.08	0.81	0.89	(0.08)
2017 - R	9.79	0.06	0.80	0.86	(0.06)
2017 - R6	9.81	0.09	0.81	0.90	(0.09)
FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 22,2016)	10.00	0.02	(0.22)	(0.20)	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—
2016 - IR (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—
2016 - R (Commenced August 22, 2016)	10.00	0.01	(0.22)	(0.21)	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

58     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)	Ratio of total expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Portfolio turnover rate(d)

$10.60	8.95%	$36	0.72%	3.12%	0.84%	92%
10.62	9.20	10,656	0.33	2.83	1.70	92
10.60	8.92	11	0.82	3.31	1.21	92
10.61	9.15	11	0.47	2.96	1.56	92
10.59	8.87	26	0.96	3.38	1.15	92
10.62	9.31	11	0.32	2.88	1.71	92

9.80	(2.00)	10	0.75	4.23	1.02	29
9.81	(1.90)	9,756	0.34	3.85	1.43	29
9.80	(2.00)	10	0.84	4.33	0.93	29
9.80	(2.00)	10	0.49	3.97	1.28	29
9.79	(2.10)	10	0.99	4.48	0.78	29
9.81	(2.00)	10	0.32	3.93	1.45	29

The accompanying notes are an integral part of these financial statements.     59

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions

Year - Share Class
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.80	$0.06	$0.86	$0.92	$(0.19)	$(0.40)	$(0.59)
2017 - Institutional	9.80	0.08	0.86	0.94	(0.20)	(0.40)	(0.60)
2017 - Service	9.79	0.06	0.85	0.91	(0.18)	(0.40)	(0.58)
2017 - IR	9.80	0.08	0.86	0.94	(0.20)	(0.40)	(0.60)
2017 - R	9.79	0.05	0.86	0.91	(0.18)	(0.40)	(0.58)
2017 - R6	9.80	0.08	0.86	0.94	(0.20)	(0.40)	(0.60)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.23)	(0.20)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - IR (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - R (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - R6	9.95	0.20	0.11	0.31	(0.16)	(0.30)	(0.46)
2015 - R6	9.98	0.15	0.13	0.28	(0.10)	(0.21)	(0.31)
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.05)	(0.02)	—	—	—

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(d) Annualized.

60     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$10.13	9.77%	$11	0.72	%(d)	2.99	%(d)	1.31	%(d)	81%
10.14	10.03	11	0.32	(d)	2.58	(d)	1.71	(d)	81
10.12	9.74	11	0.83	(d)	3.09	(d)	1.21	(d)	81
10.14	9.97	11	0.48	(d)	2.74	(d)	1.56	(d)	81
10.12	9.68	11	0.98	(d)	3.24	(d)	1.06	(d)	81
10.14	10.03	24,994	0.31	(d)	2.51	(d)	1.71	(d)	81

9.80	(2.00)	10	0.74	(d)	6.30	(d)	1.04	(d)	191
9.80	(2.00)	10	0.34	(d)	5.90	(d)	1.44	(d)	191
9.79	(2.10)	10	0.83	(d)	6.40	(d)	0.95	(d)	191
9.80	(2.00)	10	0.48	(d)	6.04	(d)	1.30	(d)	191
9.79	(2.10)	10	0.98	(d)	6.54	(d)	0.80	(d)	191
9.80	3.37	21,657	0.31		1.45		2.07		191
9.95	2.87	20,482	0.30		0.30		1.51		204
9.98	(0.20)	21,266	0.32	(d)	0.32	(d)	1.72	(d)	52

The accompanying notes are an integral part of these financial statements.     61

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From investment operations

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income

Year - Share Class
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2017 - A	$9.79	$0.02	$0.98	$1.00	$(0.08)
2017 - Institutional	9.80	0.09	0.93	1.02	(0.09)
2017 - Service	9.79	0.06	0.94	1.00	(0.07)
2017 - IR	9.79	0.08	0.95	1.03	(0.09)
2017 - R	9.79	0.05	0.94	0.99	(0.07)
2017 - R6	9.80	0.09	0.93	1.02	(0.09)
FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.23)	(0.20)	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—
2016 - IR (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—
2016 - R (Commenced August 22, 2016)	10.00	0.01	(0.22)	(0.21)	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.23)	(0.20)	—

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(e) Amount is less than 0.005% per share.

62     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)	Ratio of total expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Portfolio turnover rate(d)

$10.71	10.26%	$81	0.72%	3.03%	0.41%	115%
10.73	10.48	10,777	0.33	2.81	1.72	115
10.72	10.30	11	0.82	3.30	1.22	115
10.73	10.43	11	0.48	2.95	1.57	115
10.71	10.14	11	0.98	3.46	1.07	115
10.73	10.48	22	0.31	2.76	1.69	115

9.79	(2.10)	10	0.75	4.23	1.02	34
9.80	(2.00)	9,748	0.34	3.85	1.43	34
9.79	(2.10)	10	0.84	4.33	0.92	34
9.79	(2.00)	10	0.49	3.97	1.28	34
9.79	(2.10)	10	0.99	4.48	0.77	34
9.80	(2.00)	10	0.32	3.92	1.45	34

The accompanying notes are an integral part of these financial statements.     63

Notes to Financial Statements
April 30, 2017 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified

All Portfolios	A, Institutional, Service, IR, R, R6	Diversified

    Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Class IR, Class R and Class R6 Shares are not subject to a sales charge.
    Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (formerly Goldman, Sachs &Co. (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (each, an “Agreement”) with the Trust. Madison Asset Management, LLC, (the “Sub Adviser”) serves as the subadviser to the Portfolios. GSAM compensates the Sub Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Portfolios are not charged any separate or additional investment advisory fees by the Sub Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A. Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes, less any amounts reclaimable, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.
    Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds (“Underlying Funds”). Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Offering Costs — Offering costs paid in connection with the initial offering of shares of Target Date 2025, Target Date 2035, Target Date 2045 and Target Date 2055 are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

64

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
E. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolios are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.
    Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.
    The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy,

65

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)
otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of April 30, 2017:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$47,991,651	$—	$—
Investment Company	2,919,092	—	—

Total	$50,910,743	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,485,731	$—	$—
Investment Company	576,784	—	—

Total	$10,062,515	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$68,787,186	$—	$—
Investment Company	3,382,303	—	—

Total	$72,169,489	$—	$—

66

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,784,816	$—	$—
Investment Company	425,126	—	—

Total	$10,209,942	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$46,257,906	$—	$—
Investment Company	1,877,439	—	—

Total	$48,135,345	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,962,347	$—	$—
Investment Company	377,357	—	—

Total	$10,339,704	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$23,571,138	$—	$—
Investment Company	758,723	—	—

Total	$24,329,861	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,221,837	$—	$—
Investment Company	273,018	—	—

Total	$10,494,855	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

67

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS
A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.
    As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.
    For the six months ended April 30, 2017, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate		Effective

First $2 billion	Next $3 billion	Over $5 billion	Management Fee Annual Rate

0.25%	0.23%	0.21%	0.25%

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable.
    The Trust, on behalf of Services Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal account maintenance to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Services Shares of the Portfolios.

	Distribution and Service Plan Rates

	Class A*	Class R*	Service

Distribution Plan	0.25%	0.50%	—%

Service Plan	—	—	0.25

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended April 30, 2017, Goldman Sachs did not retain any of the Class A Shares’ front end sales charges.

D. Shareholder Administration Plan — The Trust, on behalf of the Portfolios, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class IR and Class R Shares; 0.02% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

68

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)
F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Target Date 2020, Target Date 2030, Target Date 2040, and Target Date 2050 Portfolios are each 0.024% and Target Date 2025, Target Date 2035, Target Date 2045 and Target Date 2055, are each 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2018, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.
For the six months ended April 30, 2017, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Other Expense Reimbursements

Target Date 2020	$260,727

Target Date 2025	169,943

Target Date 2030	256,277

Target Date 2035	169,692

Target Date 2040	260,620

Target Date 2045	169,572

Target Date 2050	259,782

Target Date 2055	169,630

As of April 30, 2017, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

	Class A	Institutional	Service	Class IR	Class R	Class R6

Target Date 2020	65%	100%	100%	100%	100%	—%

Target Date 2025	19	100	100	100	100	100

Target Date 2030	5	100	100	100	51	—

Target Date 2035	38	100	100	100	99	44

Target Date 2040	74	100	100	100	49	—

Target Date 2045	29	100	100	100	41	100

Target Date 2050	100	100	100	100	100	—

Target Date 2055	13	100	100	100	100	50

69

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2017, were:

Fund	Purchases	Sales and Maturities

Target Date 2020	$61,985,239	$64,227,590

Target Date 2025	10,874,034	10,689,264

Target Date 2030	67,509,746	71,359,434

Target Date 2035	8,889,961	8,721,242

Target Date 2040	43,189,425	44,207,398

Target Date 2045	9,277,008	9,100,727

Target Date 2050	20,025,067	18,570,080

Target Date 2055	11,628,309	11,418,362

6 . TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, October 31, 2016, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055

Capital loss carryforwards: Perpetual Short-Term	$—	$(42,018)	$—	$(43,545)	$—	$(42,812)	$—	$(42,112)

Total capital loss carryforwards	$—	$(42,018)	$—	$(43,545)	$—	$(42,812)	$—	$(42,112)

    As of April 30, 2017, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055

Tax Cost	$48,985,297	$9,664,067	$67,317,668	$9,688,891	$44,305,052	$9,722,087	$22,027,045	$9,758,762

Gross unrealized gain Gross unrealized loss	2,450,947 (525,501)	434,363 (35,915)	6,139,615 (1,287,794)	558,674 (37,623)	4,849,432 (1,019,139)	649,454 (31,837)	2,821,809 (518,993)	758,496 (22,403)

Net unrealized gains (losses)	$1,925,446	$398,448	$4,851,821	$521,051	$3,830,293	$617,617	$2,302,816	$736,093

    The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales. GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

70

7. OTHER RISKS
The Portfolios’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchangetraded fund (“ETF”), a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.
    The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. OTHER MATTERS
Change in Fiscal Year End — On May 9, 2017, the Trustees approved a change of the Portfolios’ fiscal year end from October 31 to August 31, effective August 1, 2017.

10. SUBSEQUENT EVENTS
Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS
	Target Date 2020 Portfolio
	For the Six Months Ended
	April 30, 2017		For the Fiscal Year Ended
	(Unaudited)		October 31, 2016
	Shares	Dollars	Shares	Dollars
Class A Shares(a)
Shares sold	571	$5,507	996	$10,010
Reinvestment of distributions	57	541	—	—
Shares redeemed	—	—	(1)	(11)
	628	6,048	995	9,999
Institutional Shares(a)
Shares sold	1	5	996	10,010
Reinvestment of distributions	59	555	—	—
Shares redeemed	(1)	(5)	(1)	(10)
	59	555	995	10,000
Service Shares(a)
Shares sold	—	—	996	10,010
Reinvestment of distributions	57	538	—	—
Shares redeemed	—	—	(1)	(11)
	57	538	995	9,999
Class IR Shares(a)
Shares sold	—	—	996	10,010
Reinvestment of distributions	58	550	—	—
Shares redeemed	—	—	(1)	(11)
	58	550	995	9,999
Class R Shares(a)
Shares sold	—	—	996	10,010
Reinvestment of distributions	56	532	—	—
Shares redeemed	—	—	(1)	(11)
	56	532	995	9,999
Class R6 Shares
Shares sold	145,799	1,396,891	556,157	5,395,539
Reinvestment of distributions	319,101	3,028,159	282,195	2,663,920
Shares redeemed	(456,088)	(4,375,728)	(745,292)	(7,300,289)
	8,812	49,322	93,060	759,170
NET INCREASE	9,670	$57,545	98,035	$809,166

(a) Commenced operations on August 22, 2016.

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Target Date 2025 Portfolio				Target Date 2030 Portfolio
For the Six Months Ended				For the Six Months Ended
April 30, 2017		For the Fiscal Year Ended		April 30, 2017		For the Fiscal Year Ended
(Unaudited)		October 31, 2016(a)		(Unaudited)		October 31, 2016
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,216	$42,205	1,001	$10,011	19,448	$184,655	1,008	$10,010
38	375	—	—	66	623	—	—
—	—	(1)	(11)	—	—	(1)	(11)
4,254	42,580	1,000	10,000	19,514	185,278	1,007	9,999

1	5	995,001	9,950,011	1	5	1,008	10,010
8,051	79,700	—	—	54	515	—	—
(1)	(5)	(1)	(10)	(1)	(5)	(1)	(10)
8,051	79,700	995,000	9,950,001	54	515	1,007	10,000

—	—	1,001	10,011	—	—	1,008	10,010
6	62	—	—	52	498	—	—
—	—	(1)	(11)	—	—	(1)	(11)
6	62	1,000	10,000	52	498	1,007	9,999

—	—	1,001	10,011	—	—	1,008	10,010
8	75	—	—	54	510	—	—
—	—	(1)	(11)	—	—	(1)	(11)
8	75	1,000	10,000	54	510	1,007	9,999

3	36	1,001	10,011	1,021	10,020	1,008	10,010
6	57	—	—	52	492	—	—
(3)	(36)	(1)	(11)	—	—	(1)	(11)
6	57	1,000	10,000	1,073	10,512	1,007	9,999

—	—	1,001	10,011	209,429	2,029,991	284,587	2,711,235
8	80	—	—	412,273	3,936,893	422,202	3,930,703
—	—	(1)	(11)	(713,129)	(6,970,949)	(1,015,250)	(9,983,514)
8	80	1,000	10,000	(91,427)	(1,004,065)	(308,461)	(3,341,576)
12,333	$122,554	1,000,000	$10,000,001	(70,680)	$(806,752)	(303,426)	$(3,291,580)

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Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)
	Target Date 2035 Portfolio
	For the Six Months Ended
	April 30, 2017		For the Fiscal Year Ended
	(Unaudited)		October 31, 2016(a)
	Shares	Dollars	Shares	Dollars
Class A Shares(a)
Shares sold	1,645	$16,616	1,001	$10,011
Reinvestment of distributions	7	71	—	—
Shares redeemed	—	—	(1)	(11)
	1,652	16,687	1,000	10,000
Institutional Shares(a)
Shares sold	1	5	995,001	9,950,011
Reinvestment of distributions	8,493	84,675	—	—
Shares redeemed	(1)	(5)	(1)	(10)
	8,493	84,675	995,000	9,950,001
Service Shares(a)
Shares sold	—	—	1,001	10,011
Reinvestment of distributions	7	67	—	—
Shares redeemed	—	—	(1)	(11)
	7	67	1,000	10,000
Class IR Shares(a)
Shares sold	—	—	1,001	10,011
Reinvestment of distributions	8	80	—	—
Shares redeemed	—	—	(1)	(11)
	8	80	1,000	10,000
Class R Shares(a)
Shares sold	7	67	1,001	10,011
Reinvestment of distributions	6	62	—	—
Shares redeemed	—	—	(1)	(11)
	13	129	1,000	10,000
Class R6 Shares
Shares sold	1,275	13,203	1,001	10,011
Reinvestment of distributions	9	85	—	—
Shares redeemed	—	—	(1)	(11)
	1,284	13,288	1,000	10,000
NET INCREASE	11,457	$114,926	1,000,000	$10,000,001

(a) Commenced operations on August 22, 2016.

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Target Date 2040 Portfolio				Target Date 2045 Portfolio
For the Six Months Ended				For the Six Months Ended
April 30, 2017		For the Fiscal Year Ended		April 30, 2017		For the Fiscal Year Ended
(Unaudited)		October 31, 2016		(Unaudited)		October 31, 2016(a)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

68	$653	1,323	$12,879	2,424	$25,418	1,001	$10,011
89	827	—	—	7	73	—	—
(1)	(10)	(1)	(11)	—	—	(1)	(11)
156	1,470	1,322	12,868	2,431	25,491	1,000	10,000
1	5	1,025	10,010	1	5	995,001	9,950,011
70	653	—	—	8,690	87,162	—	—
(1)	(5)	(1)	(10)	(1)	(5)	(1)	(10)
70	653	1,024	10,000	8,690	87,162	995,000	9,950,001

—	—	1,025	10,010	—	—	1,001	10,011
68	635	—	—	7	70	—	—
—	—	(1)	(11)	—	—	(1)	(11)
68	635	1,024	9,999	7	70	1,000	10,000

—	—	1,025	10,010	—	—	1,001	10,011
69	648	—	—	8	82	—	—
—	—	(1)	(11)	—	—	(1)	(11)
69	648	1,024	9,999	8	82	1,000	10,000

1,128	10,867	1,025	10,010	1,422	14,926	1,001	10,011
67	630	—	—	6	65	—	—
—	—	(1)	(11)	—	—	(1)	(11)
1,195	11,497	1,024	9,999	1,428	14,991	1,000	10,000

180,182	1,707,527	121,810	1,134,819	—	—	1,001	10,011
337,128	3,156,958	333,125	3,048,096	9	88	—	—
(348,502)	(3,349,226)	(572,414)	(5,513,965)	—	—	(1)	(11)
168,808	1,515,259	(117,479)	(1,331,050)	9	88	1,000	10,000
170,366	$1,530,162	(112,061)	$(1,278,185)	12,573	$127,884	1,000,000	$10,000,001

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Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)
	Target Date 2050 Portfolio
	For the Six Months Ended
	April 30, 2017		For the Fiscal Year Ended
	(Unaudited)		October 31, 2016
	Shares	Dollars	Shares	Dollars
Class A Shares(a)
Shares sold	—	$—	1,001	$10,010
Reinvestment of distributions	62	600	—	—
Shares redeemed	—	—	(1)	(11)
	62	600	1,000	9,999
Institutional Shares(a)
Shares sold	1	5	1,001	10,010
Reinvestment of distributions	63	614	—	—
Shares redeemed	(1)	(5)	(1)	(10)
	63	614	1,000	10,000
Service Shares(a)
Shares sold	—	—	1,001	10,010
Reinvestment of distributions	62	596	—	—
Shares redeemed	—	—	(1)	(11)
	62	596	1,000	9,999
Class IR Shares(a)
Shares sold	—	—	1,001	10,010
Reinvestment of distributions	63	609	—	—
Shares redeemed	—	—	(1)	(11)
	63	609	1,000	9,999
Class R Shares(a)
Shares sold	3	25	1,001	10,010
Reinvestment of distributions	61	591	—	—
Shares redeemed	—	—	(1)	(11)
	64	616	1,000	9,999
Class R6 Shares
Shares sold	237,197	2,330,558	175,129	1,678,882
Reinvestment of distributions	140,583	1,362,253	104,550	977,547
Shares redeemed	(122,264)	(1,223,376)	(128,796)	(1,267,261)
	255,516	2,469,435	150,883	1,389,168
NET INCREASE	255,830	$2,472,470	155,883	$1,439,164
(a) Commenced operations on August 22, 2016.

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Target Date 2055 Portfolio
For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016(a)

Shares	Dollars	Shares	Dollars

6,572	$69,476	1,001	$10,011
10	98	—	—
(1)	(10)	(1)	(11)
6,581	69,564	1,000	10,000

—	5	995,001	9,950,011
9,014	91,043	—	—
—	(5)	(1)	(10)
9,014	91,043	995,000	9,950,001

—	—	1,001	10,011
7	74	—	—
—	—	(1)	(11)
7	74	1,000	10,000

—	—	1,001	10,011
9	86	—	—
—	—	(1)	(11)
9	86	1,000	10,000

—	—	1,001	10,011
7	69	—	—
—	—	(1)	(11)
7	69	1,000	10,000

996	10,460	1,001	10,011
9	92	—	—
—	(3)	(1)	(11)
1,005	10,549	1,000	10,000
16,623	$171,385	1,000,000	$10,000,001

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Fund Expenses — Period Ended April 30, 2017 (Unaudited)

     As a shareholder of Class A, Institutional, Service, Class IR, Class R, and Class R6 Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Class IR, Class R or Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017, which represents a period of 181 days of a 365 day year.

     Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

     Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date 2020 Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	11/1/16	4/30/17		4/30/17*	11/1/16	4/30/17		4/30/17*	11/1/16	4/30/17		4/30/17*
Class A
Actual	$1,000.00	$1,036.00		$3.69	$1,000.00	$1,056.90		$3.72	$1,000.00	$1,070.10		$3.80
Hypothetical 5% return	1,000.00	1,021.17	+	3.66	1,000.00	1,021.17	+	3.66	1,000.00	1,021.12	+	3.71
Institutional
Actual	1,000.00	1,037.50		1.67	1,000.00	1,059.40		1.69	1,000.00	1,072.00		1.70
Hypothetical 5% return	1,000.00	1,023.16	+	1.66	1,000.00	1,023.16	+	1.66	1,000.00	1,023.16	+	1.66
Service
Actual	1,000.00	1,034.60		4.19	1,000.00	1,057.50		4.23	1,000.00	1,070.10		4.26
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.68	+	4.16	1,000.00	1,020.68	+	4.16
Class IR
Actual	1,000.00	1,036.90		2.42	1,000.00	1,058.80		2.40	1,000.00	1,071.40		2.41
Hypothetical 5% return	1,000.00	1,022.41	+	2.41	1,000.00	1,022.46	+	2.36	1,000.00	1,022.46	+	2.36
Class R
Actual	1,000.00	1,034.10		4.94	1,000.00	1,056.00		4.94	1,000.00	1,068.50		4.97
Hypothetical 5% return	1,000.00	1,019.94	+	4.91	1,000.00	1,019.98	+	4.86	1,000.00	1,019.98	+	4.86
Class R6
Actual	1,000.00	1,037.50		1.57	1,000.00	1,060.40		1.63	1,000.00	1,072.10		1.59
Hypothetical 5% return	1,000.00	1,023.26	+	1.56	1,000.00	1,023.21	+	1.61	1,000.00	1,023.26	+	1.56

78

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Fund Expenses — Period Ended April 30, 2017 (Unaudited) (continued)

	Target Date 2035 Portfolio				Target Date 2040 Portfolio				Target Date 2045 Portfolio
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	11/1/16	4/30/17		4/30/17*	11/1/16	4/30/17		4/30/17*	11/1/16	4/30/17		4/30/17*
Class A
Actual	$1,000.00	$1,075.90		$3.76	$1,000.00	$1,083.60		$3.77	$1,000.00	$1,089.50		$3.73
Hypothetical 5% return	1,000.00	1,021.17	+	3.66	1,000.00	1,021.17	+	3.66	1,000.00	1,021.22	+	3.61
Institutional
Actual	1,000.00	1,079.50		1.70	1,000.00	1,087.20		1.71	1,000.00	1,092.00		1.71
Hypothetical 5% return	1,000.00	1,023.16	+	1.66	1,000.00	1,023.16	+	1.66	1,000.00	1,023.16	+	1.66
Service
Actual	1,000.00	1,076.60		4.22	1,000.00	1,083.10		4.29	1,000.00	1,089.20		4.25
Hypothetical 5% return	1,000.00	1,020.73	+	4.11	1,000.00	1,020.68	+	4.16	1,000.00	1,020.73	+	4.11
Class IR
Actual	1,000.00	1,077.90		2.42	1,000.00	1,085.50		2.43	1,000.00	1,091.50		2.44
Hypothetical 5% return	1,000.00	1,022.46	+	2.36	1,000.00	1,022.46	+	2.36	1,000.00	1,022.46	+	2.36
Class R
Actual	1,000.00	1,075.00		4.99	1,000.00	1,082.60		5.06	1,000.00	1,088.70		4.97
Hypothetical 5% return	1,000.00	1,019.98	+	4.86	1,000.00	1,019.94	+	4.91	1,000.00	1,020.03	+	4.81
Class R6
Actual	1,000.00	1,079.50		1.50	1,000.00	1,086.10		1.60	1,000.00	1,093.10		1.66
Hypothetical 5% return	1,000.00	1,023.36	+	1.45	1,000.00	1,023.26	+	1.56	1,000.00	1,023.21	+	1.61

79

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Fund Expenses — Period Ended April 30, 2017 (Unaudited) (continued)

	Target Date 2050 Portfolio				Target Date 2055 Portfolio
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	11/1/16	4/30/17		4/30/17*	11/1/16	4/30/17		4/30/17*
Class A
Actual	$1,000.00	$1,097.70		$3.74	$1,000.00	$1,102.60		$3.75
Hypothetical 5% return	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.61
Institutional
Actual	1,000.00	1,100.30		1.67	1,000.00	1,104.80		1.72
Hypothetical 5% return	1,000.00	1,023.21	+	1.61	1,000.00	1,023.16	+	1.66
Service
Actual	1,000.00	1,097.40		4.32	1,000.00	1,103.00		4.28
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.73	+	4.11
Class IR
Actual	1,000.00	1,099.70		2.50	1,000.00	1,104.30		2.50
Hypothetical 5% return	1,000.00	1,022.41	+	2.41	1,000.00	1,022.41	+	2.41
Class R
Actual	1,000.00	1,096.80		5.09	1,000.00	1,101.40		5.11
Hypothetical 5% return	1,000.00	1,019.94	+	4.91	1,000.00	1,019.94	+	4.91
Class R6
Actual	1,000.00	1,100.30		1.61	1,000.00	1,104.80		1.62
Hypothetical 5% return	1,000.00	1,023.26	+	1.56	1,000.00	1,023.26	+	1.56

* Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Service	Class IR	Class R	Class R6
Target Date 2020	0.73%	0.33%	0.83%	0.48%	0.98%	0.31%
Target Date 2025	0.73	0.33	0.83	0.47	0.97	0.32
Target Date 2030	0.74	0.33	0.83	0.47	0.97	0.31
Target Date 2035	0.73	0.33	0.82	0.47	0.97	0.29
Target Date 2040	0.73	0.33	0.83	0.47	0.98	0.31
Target Date 2045	0.72	0.33	0.82	0.47	0.96	0.32
Target Date 2050	0.72	0.32	0.83	0.48	0.98	0.31
Target Date 2055	0.72	0.33	0.82	0.48	0.98	0.31
+ Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

80

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.17 trillion in assets under supervision as of March 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market	Single Sector	• International Equity Dividend and	Total Portfolio Solutions
Financial Square FundsSM	• Investment Grade Credit Fund	Premium Fund	• Global Managed Beta Fund
• Financial Square Treasury Solutions Fund[1]	• U.S. Mortgages Fund		• Multi-Manager Non-Core Fixed Income
• Financial Square Government Fund[1]	• High Yield Fund	Equity Insights	Fund
• Financial Square Money Market Fund[2]	• High Yield Floating Rate Fund	• Small Cap Equity Insights Fund	• Multi-Manager U.S. Dynamic Equity
• Financial Square Prime Obligations Fund[2]	• Emerging Markets Debt Fund	• U.S. Equity Insights Fund	Fund
• Financial Square Treasury Instruments	• Local Emerging Markets Debt Fund	• Small Cap Growth Insights Fund	• Multi-Manager Global Equity Fund
Fund[1]	• Dynamic Emerging Markets Debt Fund	• Large Cap Growth Insights Fund	• Multi-Manager International Equity Fund
• Financial Square Treasury Obligations	Fixed Income Alternatives	• Large Cap Value Insights Fund	• Tactical Tilt Overlay Fund
Fund[1]	• Long Short Credit Strategies Fund	• Small Cap Value Insights Fund	• Balanced Strategy Portfolio
• Financial Square Federal Instruments Fund[1]	• Strategic Macro Fund[5]	• International Small Cap Insights Fund	• Multi-Manager U.S. Small Cap Equity
• Financial Square Tax-Exempt Money		• International Equity Insights Fund	Fund
Market Fund[2]	Fundamental Equity	• Multi-Manager U.S. Small Cap Equity	• Multi-Manager Real Assets Strategy
Investor FundsSM	• Equity Income Fund[6]	• Emerging Markets Equity Insights Fund	Fund
• Investor Money Market Fund[3]	• Small Cap Value Fund		• Growth and Income Strategy Portfolio
• Investor Tax-Exempt Money Market	• Small/Mid Cap Value Fund	Fundamental Equity International	• Growth Strategy Portfolio
Fund[3]	• Mid Cap Value Fund	• Strategic International Equity Fund	• Equity Growth Strategy Portfolio
	• Large Cap Value Fund	• Focused International Equity Fund	• Satellite Strategies Portfolio
Fixed Income	• Focused Value Fund	• Asia Equity Fund	• Enhanced Dividend Global Equity
Short Duration and Government	• Capital Growth Fund	• Emerging Markets Equity Fund	Portfolio
• Enhanced Income Fund	• Strategic Growth Fund	• N-11 Equity Fund	• Tax-Advantaged Global Equity Portfolio
• High Quality Floating Rate Fund	• Focused Growth Fund		• Strategic Factor Allocation Fund
• Short-Term Conservative Income Fund[4]	• Small/Mid Cap Growth Fund	Select Satellite	• Target Date 2020 Portfolio
• Short Duration Government Fund	• Flexible Cap Growth Fund	• Real Estate Securities Fund	• Target Date 2025 Portfolio
• Short Duration Income Fund	• Concentrated Growth Fund	• International Real Estate Securities Fund	• Target Date 2030 Portfolio
• Government Income Fund	• Technology Opportunities Fund	• Commodity Strategy Fund	• Target Date 2035 Portfolio
• Inflation Protected Securities Fund	• Growth Opportunities Fund	• Global Real Estate Securities Fund	• Target Date 2040 Portfolio
Multi-Sector	• Rising Dividend Growth Fund	• Dynamic Allocation Fund	• Target Date 2045 Portfolio
• Bond Fund	• Dynamic U.S. Equity Fund	• Absolute Return Tracker Fund	• Target Date 2050 Portfolio
• Core Fixed Income Fund_	• Income Builder Fund	• Long Short Fund	• Target Date 2055 Portfolio
• Global Income Fund		• Managed Futures Strategy Fund	• GQG Partners International
• Strategic Income Fund	Tax-Advantaged Equity	• MLP Energy Infrastructure Fund	Opportunities Fund
Municipal and Tax-Free	• U.S. Tax-Managed Equity Fund	• Multi-Manager Alternatives Fund
• High Yield Municipal Fund	• International Tax-Managed Equity Fund	• Absolute Return Multi-Asset Fund
• Dynamic Municipal Income Fund	• U.S. Equity Dividend and Premium Fund	• Global Infrastructure Fund
• Short Duration Tax-Free Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective on July 29, 2016, the Goldman Sachs Limited Maturity Obligations Fund was renamed the Goldman Sachs Short-Term Conservative Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Fixed Income Macro Strategies Fund was renamed the Goldman Sachs Strategic Macro Fund.
[6]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

tdf2017saedgarize.htm - Generated by SEC Publisher for SEC Filing

TRUSTEES	OFFICERS
Cheryl K. Beebe, Chair	James A. McNamara, President
Lawrence Hughes	Scott M. McHugh, Treasurer, Senior Vice President and
John F. Killian	Principal Financial Officer
James A. McNamara	Joseph F. DiMaria, Assistant Treasurer and Principal
Westley V. Thompson	Accounting Officer
Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC	GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Distributor and Transfer Agent	Investment Adviser

Visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission
(“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Portfolios’ Form N-Qs are available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of April 30, 2017 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the
Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2017 Goldman Sachs. All rights reserved. 94974-TMPL-06/2017-553952 TARGDATESAR-17/186

Item 2.   Code of Ethics.

Not applicable in semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable in semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer
Date: September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer
Date: September 1, 2017

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer
Date: September 1, 2017